     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 2003


                                             1933 ACT REGISTRATION NO. 333-84370
                                             1940 ACT REGISTRATION NO. 811-08557
                                                              CIK NO. 0001048607

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-6
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 7
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 7


                  LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE
                                   ACCOUNT M
                           (EXACT NAME OF REGISTRANT)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

              1300 South Clinton Street, Fort Wayne, Indiana 46802 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code
                                 (260) 455-2000

          Elizabeth Frederick, Esquire                            COPY TO:
   The Lincoln National Life Insurance Company         Lawrence A. Samplatsky, Esquire
            1300 South Clinton Street                The Lincoln National Life Insurance
                  P.O. Box 1110                                    Company
            Ft. Wayne, Indiana 46802                          350 Church Street
     (NAME AND ADDRESS OF AGENT FOR SERVICE)               Hartford, CT 06103-1106

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)


    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending December 31, 2002 was filed March 26, 2003.


    It is proposed that this filing will become effective (check appropriate box)


        immediately upon filing pursuant to paragraph (b)
------
  X     on May 1, 2003 pursuant to paragraph (b)
------
        60 days after filing pursuant to paragraph (a)(1)
------
        on 5/1/03 pursuant to paragraph (a) (1) of Rule 485.
------
        This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.
------

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE LOCATION:                              ADMINISTRATIVE OFFICE:
1300 SOUTH CLINTON STREET                          CLIENT SERVICE CENTER MVL1
P.O. BOX 1110                                      350 CHURCH STREET
FORT WAYNE, INDIANA 46802                          HARTFORD, CT 06103-1106
(800) 454-6265                                     (800) 444-2363

--------------------------------------------------------------------------------
               A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
--------------------------------------------------------------------------------

    This prospectus describes Lincoln VUL(CV)-III, a flexible premium variable life insurance contract (the "policy"), offered by The Lincoln National Life Insurance Company ("Lincoln Life", " the Company", "we", "us", "our"). The policy provides for death benefits and policy values that may vary with the performance of the underlying investment options. Read this prospectus carefully to understand the policy being offered.

    You, the owner, may allocate net premiums to the variable Sub-Accounts of our Flexible Premium Variable Life Account M ("Separate Account"), or to the Fixed Account. Each Sub-Account invests in shares of a certain fund. The policy features the ELITE SERIES of funds (the "funds"), offered through the following fund families. Comprehensive information on the funds offered may be found in the funds prospectus which is furnished with this prospectus.

                - AIM VARIABLE INSURANCE FUNDS

                - ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

                - AMERICAN FUNDS INSURANCE SERIES

                - DELAWARE VIP TRUST

                - FIDELITY VARIABLE INSURANCE PRODUCTS

                - FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

                - JANUS ASPEN SERIES


                - LINCOLN VARIABLE INSURANCE PRODUCTS TRUST


                - MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST

                - NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

                - PUTNAM VARIABLE TRUST


                - SCUDDER INVESTMENT VIT FUNDS


    Additional information on Lincoln Life, the Separate Account and this policy may be found in the Statement of Additional Information (the "SAI"). See the last page of this prospectus for information on how you may obtain the SAI.

TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT FUNDS' PROSPECTUSES WITH IT. KEEP ALL PROSPECTUSES FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

THIS POLICY MAY NOT BE AVAILABLE IN ALL STATES, AND THIS PROSPECTUS ONLY OFFERS THE POLICY FOR SALE IN JURISDICTIONS WHERE SUCH OFFER AND SALE ARE LAWFUL.


                         PROSPECTUS DATED: MAY 1, 2003

                               TABLE OF CONTENTS


CONTENTS                                  PAGE
--------                                  ----
POLICY SUMMARY........................       3
  Benefits of Your Policy.............       3
  Risks of Your Policy................       3
  Charges and Fees....................       4
LINCOLN LIFE, THE SEPARATE ACCOUNT AND
 THE GENERAL ACCOUNT..................       7
  Funds...............................       7
  Fund Withdrawal and Substitution....      12
  Voting Rights.......................      12
POLICY CHARGES AND FEES...............      13
  Premium Load; Net Premium Payment...      13
  Surrender Charges...................      14
  Partial Surrender Fee...............      15
  Fund Transfer Fee...................      15
  Mortality and Expense Risk Charge...      15
  Cost of Insurance Charge............      15
  Administrative Fee..................      16
  Policy Loan Interest................      16
  Rider Charges.......................      16
  Case Exceptions.....................      16
YOUR INSURANCE POLICY.................      16
  Application.........................      18
  Owner...............................      18
  Right to Examine Period.............      18
  Initial Specified Amount............      19
  Transfers...........................      19
  Limits in Frequent Transfers........      19
  Optional Sub-Account Allocation
   Programs...........................      20
  Riders..............................      20
  Continuation of Coverage............      22



CONTENTS                                  PAGE
--------                                  ----
  Termination of Coverage.............      22
  State Regulation....................      22
PREMIUMS..............................      22
  Allocation of Net Premium Payment...      23
  Planned Premiums; Additional
   Premiums...........................      23
  Policy Values.......................      23
DEATH BENEFITS........................      25
  Death Benefit Options...............      25
  Changes to Initial Specified Amount
   and Death Benefit Options..........      26
  Death Benefit Proceeds..............      27
POLICY SURRENDERS.....................      27
  Partial Surrender...................      27
POLICY LOANS..........................      28
LAPSE AND REINSTATEMENT...............      28
  No Lapse Provision..................      29
  Reinstatement of a Lapsed Policy....      31
TAX ISSUES............................      32
  Taxation of Life Insurance Contracts
   in General.........................      32
  Policies Which Are MECs.............      33
  Policies Which Are Not MECs.........      34
  Other Considerations................      34
  Fair Value of Your Policy...........      35
  Tax Status of Lincoln Life..........      35
RESTRICTIONS ON FINANCIAL
 TRANSACTIONS.........................      36
LEGAL PROCEEDINGS.....................      36
FINANCIAL STATEMENTS..................      36
CONTENTS OF THE STATEMENT OF
 ADDITIONAL INFORMATION...............      37

POLICY SUMMARY

                    BENEFITS OF YOUR POLICY

                    DEATH BENEFIT PROTECTION. The policy this prospectus describes is a variable life insurance policy which provides death benefit protection. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if you do not need death benefit protection, as there are additional costs and expenses in providing the insurance.

                    TAX DEFERRED ACCUMULATION. Variable life insurance has significant tax advantages under current tax law. Policy values accumulate on a tax-deferred basis. A transfer of values from one Sub-Account to another within the policy currently generates no taxable gain or loss. Any investment income and realized capital gains within a Sub-Account or interest from the Fixed Account are automatically reinvested without being taxed to the policy owner.

                    ACCESS TO YOUR POLICY VALUES. Variable life insurance offers access to policy values. You may borrow against your policy or surrender all or a portion of your policy. Your policy can support a variety of personal and business financial planning needs.

                    FLEXIBILITY. The policy is a flexible premium variable life insurance policy in which flexible premium payments are permitted. You may select death benefit options, lapse protection coverage, and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy. With the wide variety of investment options available, it is possible to fine tune an investment mix to meet changing personal objectives or investment conditions. You should refer to each fund prospectus for comprehensive information on each fund. You may also use the Fixed Account to fund your policy.

                    RISKS OF YOUR POLICY

                    FLUCTUATING INVESTMENT PERFORMANCE. A Sub-Account is not guaranteed and will increase and decrease in value according to investment performance. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account's objective and risk is found in each fund's prospectus. You should review these prospectuses before making your investment decision.

                    UNSUITABLE FOR SHORT-TERM INVESTMENT. This policy is intended for long-term financial planning, and is unsuitable for short term goals. Your policy is not designed to serve as a vehicle for frequent trading.

                    POLICY LAPSE. Sufficient premiums must be paid to keep a policy in force. There is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated.

                    DECREASING DEATH BENEFIT. Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy's death benefit.

                    ADVERSE CONSEQUENCES OF EARLY SURRENDER. There are surrender charges assessed if you surrender your policy in the first 10-15 years. Depending on the amount of premium paid, or any reduction in specified amount, there may be little or no surrender value available. Partial surrenders may reduce the policy value and death benefit.

                    ADVERSE TAX CONSEQUENCES. You should always consult a tax adviser about the application of federal and state tax rules to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences.


                    CHARGES AND FEES



                    This section describes the fees and expenses that you will pay when buying, owning and surrendering your policy. Refer to the "Policy Charges and Fees" section later in this prospectus for more information.



Table I describes the fees and expenses that you will pay at the time you purchase your policy, surrender your policy, or transfer invested amounts between Sub-Accounts.



                                   TABLE I: TRANSACTION FEES
                                  WHEN CHARGE                           AMOUNT
         CHARGE                   IS DEDUCTED                          DEDUCTED
Maximum sales charge      When you pay a premium.      5.0% of each premium payment.
imposed on premiums
(load)
Surrender Charge*         Upon full surrender of your
                          policy (years 1-15). When
                          you make certain specified
                          amount decreases (years
                          1-10).
  Minimum and Maximum                                  The surrender charge ranges from a
  Charge                                               minimum of $13.07 to a maximum of $54.00
                                                       per $1000 of specified amount.
  Charge for a                                         For a male, age 45, nonsmoker, in year
  Representative Insured                               one, the maximum surrender charge is
                                                       $34.34 per $1000 of specified amount.
                                                       For a female, age 45, nonsmoker, in year
                                                       one the maximum surrender charge is
                                                       $29.25 per $1000 of specified amount.
Partial Surrender Fee     When you take a partial      The lesser of $25 or 2% of the amount
                          surrender of your policy.    surrendered.
Fund Transfer Fee         Applied to any transfer      $25(1)
                          request in excess of 24
                          made during any policy
                          year.
Estate Tax Repeal Rider   One-time charge at issue     $250
(optional)                (if elected)



(1)This charge is currently being waived.

Table II describes the fees and expenses that you will pay periodically during the time that you own your policy, not including the fund operating expenses shown in Table III.



                 TABLE II: PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
                                  WHEN CHARGE                           AMOUNT
         CHARGE                   IS DEDUCTED                          DEDUCTED
Cost of Insurance*        Monthly
  Minimum and Maximum                                  The monthly cost of insurance rates for
  Charge                                               standard issue individuals ranges from a
                                                       guaranteed minimum of $0.00 per $1,000
                                                       per month to a guaranteed maximum of
                                                       $83.33 per $1,000 per month of net amount
                                                       at risk.
                                                       Individuals with a higher mortality risk
                                                       than standard issue individuals can be
                                                       charged from 125% to 800% of the standard
                                                       rate.
  Charge for a                                         For a male, age 45, nonsmoker, the
  Representative Insured                               guaranteed maximum monthly cost of
                                                       insurance rate is $.38 per $1000 of net
                                                       amount at risk.
                                                       For a female, age 45, nonsmoker, the
                                                       guaranteed maximum monthly cost of
                                                       insurance rate is $.30 per $1000 of net
                                                       amount at risk.
Mortality and Expense     Daily (at the end of each    Daily charge as a percentage of the value
Risk Charge ("M&E")       valuation day).              of the Separate Account, guaranteed at an
                                                       effective annual rate of 0.75%.(2)
Administrative Fee        Monthly                      $15 per month.(3)
Policy Loan Interest      Annually                     5% annually of the amount held in the
                                                       loan account.(4)



(2)Guaranteed at an effective annual rate of 0.75% in policy years 1-10, 0.35% in policy years 11-20 and 0.20% in policy years 21 and beyond.



(3)$15 per month for the first policy year, and $5 per month afterward, guaranteed not to exceed $10 per month after the first policy year.



(4)Annual interest rate of 5% in years 1-10, and 4% in years 11 and later.

           TABLE II: PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES (CONTINUED)
                                  WHEN CHARGE                           AMOUNT
         CHARGE                   IS DEDUCTED                          DEDUCTED
Rider Charges                                          Individualized based on optional
                                                       Rider(s) selected.
Waiver of Monthly         Monthly
Deduction Rider*
  Minimum and Maximum                                  The waiver of monthly deduction rate
  Charge                                               factor ranges from a minimum of 2% of all
                                                       other covered monthly charges to a
                                                       maximum of 12% of all other covered
                                                       monthly charges.
Charge for a                                           For a male, age 45, nonsmoker, the
Representative Insured                                 maximum rate factor is 3.5% of all other
                                                       covered monthly charges.
                                                       For a female, age 45, nonsmoker, the
                                                       maximum rate factor is 5% of all other
                                                       covered monthly charges.
Supplemental Term         Monthly
Insurance Rider*
  Minimum and Maximum                                  The monthly cost of insurance rates for
  Charge                                               standard issue individuals ranges from a
                                                       guaranteed minimum of $0.00 per $1,000
                                                       per month to a guaranteed maximum of
                                                       $83.33 per $1,000 per month of net amount
                                                       at risk.
                                                       Individuals with a higher mortality risk
                                                       than standard issue individuals can be
                                                       charged from 125% to 800% of the standard
                                                       rate.
  Charge for a                                         For a male, age 45, nonsmoker, the
  Representative Insured                               guaranteed maximum monthly cost of
                                                       insurance rate is $.38 per $1000 of net
                                                       amount at risk.
                                                       For a female, age 45, nonsmoker, the
                                                       guaranteed maximum monthly cost of
                                                       insurance rate is $.30 per $1000 of net
                                                       amount at risk.
Accounting Value Rider    N/A                          There is no charge for this rider.
Change of Insured Rider   N/A                          There is no charge for this rider.



* These charges and costs vary based on individual characteristics. The charges and costs shown in the tables may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your financial advisor.

Table III shows the annual fund fees and expenses that are deducted daily from your Sub-Account values, on a pro rata basis. The table shows the minimum and maximum total operating expenses charged by the funds that you may pay during the time you own your policy. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.



These fees and expenses may change at any time.



    TABLE III: TOTAL ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           TOTAL ANNUAL OPERATING EXPENSE                     MINIMUM                 MAXIMUM
Total Management fees, distribution and/or service             0.32%                  1.41%(5)
(12b-1) fees, and other expenses.



(5)Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 0.27%. These waivers and reductions generally extend through April 30, 2003 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect.


LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT


                    The Lincoln National Life Insurance Company (Lincoln Life) (EIN 35-0472300), organized in 1905, is an Indiana-domiciled insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.



                    Lincoln Life Flexible Premium Variable Life Account M (Separate Account) is a separate account of the Company which was established on December 2, 1997. The investment performance of assets in the Separate Account is kept separate from that of the Company's General Account. Separate Account assets attributable to the policies are not charged with the general liabilities of the Company. Separate Account income, gains and losses are credited to or charged against the Separate Account without regard to the Company's other income, gains or losses. The Separate Account's values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and meets the definition of "separate account." Any changes in the investment policy of the Separate Account must be approved by the Indiana Insurance Department.


                    Your policy may also be funded in whole or in part through the Fixed Account. In the Fixed Account, your principal is guaranteed. Fixed Account assets are general assets of the Company, and are held in the Company's General Account.

                    FUNDS

                    The variable investment options in the policy are Sub-Accounts of the Separate Account. All amounts allocated or transferred to a Sub-Account are used to purchase shares of the appropriate fund. You do not invest directly in these funds. The investment performance of each Sub-Account will reflect the investment performance of the appropriate fund.

                    A given fund may have an investment objective and principal investment strategy similar to those for another fund managed by the same investment adviser or subadviser.

                    However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.

                    Several of the funds may invest in non-investment grade, high-yield, and high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual fund prospectus.

                    There is no assurance that the investment objective of any of the funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. The amount of risk varies significantly among the Sub-Accounts. You should read each fund's prospectus carefully before making investment choices.

                    Additional funds may be made available as underlying investments. The right to select among funds will be limited by the terms and conditions imposed by the Company.


                    The funds and their investment advisers/subadvisers and objectives are listed below. Comprehensive information on each fund, its objectives and past performance may be found in each fund prospectus.



                    AIM VARIABLE INSURANCE FUNDS, advised by A I M
                    Advisors, Inc.



                        AIM V. I. GROWTH FUND (SERIES I SHARES): Seeks growth of capital.



                        AIM V. I. INTERNATIONAL GROWTH FUND (SERIES I SHARES):
                        Seeks to provide long-term growth of capital.



                        AIM V. I. PREMIER EQUITY FUND (SERIES I SHARES): Seeks to achieve long-term growth of capital. Income is a secondary objective.



                    ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC., advised by Alliance Capital Management, L.P.



                        ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
                        (CLASS A): Seeks reasonable current income and reasonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio may also invest in fixed-income securities and convertible securities.



                        ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO (CLASS A):
                        Seeks long-term growth of capital by pursuing aggressive investment policies. The portfolio invests predominantly in the equity securities of a limited number of large, carefully selected high-quality U.S. companies that are judged likely to achieve superior earnings growth.



                        ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO (CLASS A):
                        Seeks long-term growth of capital. The portfolio invests primarily in a diversified portfolio of equity securities of companies with relatively small market capitalizations. Under normal circumstances, the portfolio will invest at least 65% of its total assets in these types of securities. The portfolio's investment policies emphasize investment in companies that are determined to be undervalued, using a fundamental value approach.



                        ALLIANCEBERNSTEIN TECHNOLOGY PORTFOLIO (CLASS A): Seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).

                    AMERICAN FUNDS INSURANCE SERIES, advised by Capital Research and Management Company



                        GLOBAL SMALL CAPITALIZATION FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalization of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                        GROWTH FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                        GROWTH-INCOME FUND (CLASS 2): The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.



                        INTERNATIONAL FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                    DELAWARE VIP TRUST, advised by Delaware Management Company



                        HIGH YIELD SERIES (STANDARD CLASS): Seeks total return and, as a secondary objective, high current income. Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BB or lower by S&P or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality.



                        LARGE CAP VALUE SERIES (STANDARD CLASS): Seeks capital appreciation with current income as a secondary objective. Under normal circumstances, at least 80% of the Series' net assets will be in investments of large cap companies. Management considers buying a stock when they believe it is undervalued and has the potential to increase in price as the market realizes its true value.



                        REIT SERIES (STANDARD CLASS): Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITs).



                        SMALL CAP VALUE SERIES (STANDARD CLASS): Seeks capital appreciation by investing primarily in stocks of companies whose market values appear low relative to underlying value or future earning potential. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small cap companies.



                        TREND SERIES (STANDARD CLASS): Seeks long-term capital appreciation by investing primarily in stocks of small growth oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth.

                        U. S. GROWTH SERIES (STANDARD CLASS): Seeks to maximize capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in U.S. investments. Investment management looks for stocks with low dividend yields, strong balance sheets, and high expected earnings growth rates as compared to other companies in the same industry.



                    FIDELITY VARIABLE INSURANCE PRODUCTS, advised by Fidelity Management & Research Company



                        CONTRAFUND PORTFOLIO (SERVICE CLASS): Seeks long-term capital appreciation.



                        EQUITY-INCOME PORTFOLIO (SERVICE CLASS): Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard and Poor's 500 Index (S&P 500-Registered Trademark-)



                        GROWTH PORTFOLIO (SERVICE CLASS): Seeks to achieve capital appreciation.



                        OVERSEAS PORTFOLIO (SERVICE CLASS): Seeks long-term growth of capital.



                    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, advised by Franklin Advisers, Inc. for the Franklin Small Cap Fund, and by Templeton Global Advisors Limited for the Templeton Growth Securities Fund



                        FRANKLIN SMALL CAP FUND (CLASS 1): Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies. For this Fund, small cap companies are those with market capitalization values not exceeding
                        (1) $1.5 billion, or (2) the highest market capitalization value in the Russell
                        2000-Registered Trademark- Index, whichever is greater, at the time of purchase.



                        TEMPLETON GROWTH SECURITIES FUND (CLASS 1): Seeks long-term capital growth. The Fund normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.



                    JANUS ASPEN SERIES, advised by Janus Capital Management LLC



                        BALANCED PORTFOLIO (SERVICE SHARES): Seeks long-term capital growth, consistent with the preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income securities.



                        MID CAP GROWTH PORTFOLIO (SERVICE SHARES) (FORMERLY AGGRESSIVE GROWTH PORTFOLIO): Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.



                        WORLDWIDE GROWTH PORTFOLIO (SERVICE SHARES): Seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.



                    LINCOLN VARIABLE INSURANCE PRODUCTS TRUST, advised by Delaware Management Company, with Delaware International Advisers, Ltd. subadvising the International Fund,

                    Janus Capital Management LLC subadvising the Capital Appreciation Fund, and Putnam Investment Management, L.L.C. subadvising the Aggressive Growth Fund and the Global Asset Allocation Fund.



                        AGGRESSIVE GROWTH FUND (STANDARD CLASS): Seeks to maximize capital appreciation. The fund invests in a diversified group of domestic stocks primarily of small and medium size companies.



                        BOND FUND (STANDARD CLASS): Seeks maximum current income consistent with prudent investment strategy. The fund invests in a diverse group of domestic fixed income securities including high-quality investment-grade corporate bonds, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed securities.



                        CAPITAL APPRECIATION FUND (STANDARD CLASS): Seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily invests in stocks of large and medium-sized U.S. companies. Under normal conditions, the fund will invest a minimum of 65% of its total assets in stocks and may also buy some money market securities and bonds, including junk bonds.



                        GLOBAL ASSET ALLOCATION FUND (STANDARD CLASS): Seeks long-term return consistent with preservation of capital. The fund allocates its assets among several categories of equity, fixed-income and money market securities of U.S. and foreign issuers.



                        INTERNATIONAL FUND (STANDARD CLASS): Seeks long-term capital appreciation. The fund trades in securities issued outside the United States -- mostly stocks, with an occasional bond or money market security.



                        MONEY MARKET FUND (STANDARD CLASS): Seeks maximum current income consistent with the preservation of capital by investing in money market securities that provide the most attractive yields. The fund invests in high quality short-term obligations issued by U.S. corporations; the U.S. Government; and federally chartered banks and U.S. branches of foreign banks.



                        SOCIAL AWARENESS FUND (STANDARD CLASS): Seeks long-term capital appreciation. The fund buys stocks of large and medium sized companies which adhere to certain specific social criteria.



                    MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST, advised by Massachusetts Financial Services Company



                        CAPITAL OPPORTUNITIES SERIES (INITIAL CLASS): Seeks capital appreciation.



                        EMERGING GROWTH SERIES (INITIAL CLASS): Seeks to provide long-term growth of capital.



                        TOTAL RETURN SERIES (INITIAL CLASS): Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondary to provide a reasonable opportunity for growth of capital and income.



                        UTILITIES SERIES (INITIAL CLASS): Seeks capital growth and current income (income above that available from a portfolio invested entirely in equities securities).



                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, advised by Neuberger Berman Management Inc., and subadvised by Neuberger Berman, LLC



                        MID-CAP GROWTH PORTFOLIO: Seeks growth of capital by investing primarily in common stocks of mid-capitalization companies, using a growth-oriented investment approach.

                        REGENCY PORTFOLIO: Seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The Portfolio seeks to reduce risk by diversifying among different companies and industries.



                    PUTNAM VARIABLE TRUST, advised by Putnam Investment Management, L.L.C.



                        GROWTH & INCOME FUND (CLASS IB): Seeks capital growth and current income by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.



                        HEALTH SCIENCES FUND (CLASS IB): Seeks capital appreciation by investing mainly in common stocks of companies in the health sciences industries with a focus on growth stocks.



                    SCUDDER INVESTMENT VIT FUNDS, advised by Deutsche Asset Management, Inc. and subadvised by Northern Trust Investments, Inc.



                        EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND (CLASS A):
                        The fund seeks to replicate as closely as possible, before the deduction of expenses, the total return of the Morgan Stanley Capital International (MSCI) EAFE-Registered Trademark- Index
                        (EAFE-Registered Trademark- Index) which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East.



                        EQUITY 500 INDEX FUND (CLASS A): The fund seeks to replicate , as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), which emphasizes stocks of large US companies.



                        SMALL CAP INDEX FUND (CLASS A): The fund seeks to replicate , as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small US companies.


                    FUND WITHDRAWAL AND SUBSTITUTION

                    Lincoln Life may withdraw funds and substitute shares of other funds if:
                    1) the shares of any fund should no longer be available for investment by the Separate Account; or
                    2) in our judgment, further investment in such shares ceases to be appropriate in view of the purpose of the Separate Account, legal, regulatory or federal income tax restrictions, or for any other reason.

                    We will obtain any necessary regulatory or other approvals prior to such a change. We will endorse your policy as required to reflect any withdrawal or substitutions. Substitute funds may have higher charges than the funds being replaced.

                    VOTING RIGHTS

                    The funds do not hold regularly scheduled shareholder meetings. When a fund holds a special meeting for the purpose of approving changes in the ownership or operation of the fund, the Company is entitled to vote the shares of our Sub-Account invested in that fund. Under our current interpretation of applicable law, you may instruct us how to vote those shares.

                    We will notify you when your instructions are needed and will provide information from the fund about the matters requiring the special meeting. We will calculate the number of votes for which you may instruct us based on the amount you have allocated to that

                    Sub-Account, and the value of a share of the corresponding fund, as of a date chosen by the fund (record date). If we receive instructions from you, we will follow those instructions in voting the shares attributable to your policy. If we do not receive instructions from you, we will vote the shares attributable to your policy in the same proportion as we vote other shares based on instructions received from other policy owners.

POLICY CHARGES AND FEES

                    Policy charges and fees compensate us for providing your insurance benefit, administering your policy, assuming risks associated with your policy, and incurring sales related expenses. We may profit from any of these charges, and we may use this profit for any purpose, including covering shortfalls from other charges.

                    In addition to policy charges, the investment adviser for each of the funds deducts a daily charge as a percent of the value in each fund as an asset management charge. The charge reflects asset management fees of the investment adviser, and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and other expenses). Values in the Sub-Accounts are reduced by these charges. Future fund expenses may vary. Detailed information about charges and expenses is contained in each fund's prospectus.


                    The monthly deductions, including the cost of insurance charges, may be deducted in two ways:


                    1) Proportionately from the net accumulation value of each underlying investment option subject to the charge.


                    2) From the net accumulation value of specific funds which you have designated.



                    If you have selected designated funds, and in a given month there is not sufficient value in those funds to cover the monthly deduction, we will take the remaining monthly deduction pro rata from the rest of the funds in your policy that have value.



                    If you have not selected designated funds, the monthly deductions will be taken pro rata from all of the funds in your policy that have value.



                    The monthly deductions are made on the "monthly anniversary day," the date of issue and the same day of each month thereafter. If the day that would otherwise be a monthly anniversary day is non-existent for that month, or is not a valuation day, then the monthly anniversary day is the next valuation day. You may select or change designated funds at any time prior to a monthly anniversary day by contacting our Administrative Office.


                    If the value is insufficient to cover the current monthly deduction, you have a 61-day grace period to make a payment sufficient to cover that deduction.

                    PREMIUM LOAD; NET PREMIUM PAYMENT

                    We deduct 5% from each premium payment. This amount, referred to as "premium load," covers certain policy-related state and federal tax liabilities. It also covers a portion of the sales expenses incurred by the Company. The premium payment, net of the premium load, is called the "net premium payment."

                    SURRENDER CHARGES

                    A surrender charge may apply if the policy is totally surrendered or has a decrease in the specified amount of death benefit. The surrender charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. A schedule of surrender charges is included in each policy.

                    The surrender charge varies by age of the insured, the number of years since the date of issue or the date of an increase in specified amount, and the specified amount. The surrender charge will never exceed $54.00 per $1,000 of specified amount. A personalized schedule of surrender charges is included in each policy. You may obtain more information about the surrender charges that would apply to your policy by requesting a personalized illustration from your insurance representative.

                    The duration of the surrender charge is 15 years for full surrenders and 10 years for decreases in specified amount. The length of the surrender charge period varies based on the age of the insured on the date of issue or the date of an increase in your specified amount as follows:

                               AGE        SURRENDER CHARGE PERIOD
                            ----------    -----------------------
                               0-50               15 years
                                51                14 years
                                52                13 years
                                53                12 years
                                54                11 years
                               55+                10 years

                    Surrender charges are assessed by withdrawing value from the Sub-Accounts and the Fixed Account proportionately. The surrender charge will not exceed the policy value. All surrender charges decline to zero within 15 years following policy issue, or any increase in specified amount.

                    Upon either a full surrender of the policy or a decrease in specified amount, the charge will be subject to the following conditions:

                    A. For decreases in specified amount, excluding full surrender of the policy, no surrender charge will be applied where the decrease:

                       1)occurs after the tenth policy anniversary following
                         issue of the initial specified amount; or
                       2)is directly caused by a death benefit option change; or
                       3)is caused by a partial surrender; or
                       4)when added to the sum of all prior decreases, does not
                         exceed 25% of the initial specified amount.

                    B. For all other decreases, the charge will be calculated as
                    1) minus 2), then divided by 3) and then multiplied by 4), where:

                       1)is the amount of this decrease plus any prior
                         decreases;
                       2)is the greater of an amount equal to 25% of the initial
                         specified amount or the sum of all prior decreases;
                       3)is the initial specified amount; and
                       4)is the then applicable surrender charge from the
                         schedule in the policy.

                    We may limit requests for decreases in specified amount, to the extent there is insufficient value to cover the necessary surrender charges.

                    If you increase the specified amount, a new surrender charge will be applicable to each increase. This charge is in addition to any surrender charge on the existing specified amount. Upon an increase in specified amount, we will send you supplemental policy specifications reflecting the maximum additional surrender charge.

                    Upon full surrender of your policy following a policy decrease, the surrender charge will be calculated as the entire amount shown in the policy specifications, multiplied by one minus the percentage of the initial specified amount for which a surrender charge was previously assessed. The charge assessed upon a full surrender will not exceed the policy's value.

                    If your policy includes the Estate Tax Repeal Rider, and if you satisfy its special conditions, you will have a one-time right to cancel your policy without being subject to surrender charges. This is a limited benefit and is subject to our specific definition of Estate Tax Repeal.

                    Any surrender may have tax implications. Consult your financial adviser before initiating a surrender.

                    PARTIAL SURRENDER FEE

                    No surrender charge is imposed on a partial surrender, but an administrative fee of 2% of the amount withdrawn, not to exceed $25, is imposed. This fee is allocated pro rata among the Sub-Accounts and the Fixed Account from which the partial surrender proceeds are taken.

                    FUND TRANSFER FEE

                    For each transfer request in excess of 24 made during any policy year, we will charge you an administrative fee of $25. This fee is currently being waived, but we reserve the right to charge it.

                    MORTALITY AND EXPENSE RISK CHARGE

                    We assess a daily mortality and expense risk charge as a percentage of the value of the Sub-Accounts. The mortality risk assumed is that the insured may live for a shorter period than we originally estimated. The expense risk assumed is that our expenses incurred in issuing and administering the policies will be greater than we originally estimated. The current charge is the guaranteed effective annual rate of 0.75% in policy years 1-10, 0.35% in policy years 11-20 and 0.20% in policy years 21 and beyond.

                    COST OF INSURANCE CHARGE

                    A significant cost of variable life insurance is the "cost of insurance" charge. This charge is the portion of the monthly deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value. It is determined based on our expectation of future mortality, investment earnings, persistency and expenses (including taxes).


                    The cost of insurance charge depends on the policy duration, the age, underwriting category and gender (in accordance with state law) of the insured, and the current net amount at risk. The net amount at risk is the death benefit minus the greater of zero or the policy value, and may vary with investment performance, premium payment patterns, and charges. The rate on which the monthly deduction for the cost of insurance is based will generally increase each policy year as the insured ages. Cost of insurance rates are generally lower for healthy individuals.


                    The cost of insurance is determined monthly by dividing the death benefit at the beginning of the policy month by 1 plus .0032737 (the monthly equivalent of an effective annual rate of 4%), subtracting the value at the beginning of the policy month, and multiplying the result (the "net amount at risk") by the applicable cost of insurance rate as determined by the Company.


                    The current cost of insurance charge may be less than the guaranteed cost of insurance charge, but it will never exceed the maximum cost of insurance charge. A schedule of guaranteed maximum cost of insurance rates is part of your policy.


                    ADMINISTRATIVE FEE

                    There is a flat monthly deduction of $15 during the first policy year and, currently, $5 monthly thereafter (guaranteed not to exceed $10 monthly after the first policy year). This fee compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.

                    POLICY LOAN INTEREST

                    If you borrow against your policy, interest will be charged to the Loan Account value. The annual effective interest rate is 5% in years 1-10, 4% in years 11+. We will credit 4% interest on the Loan Account value in all years.

                    RIDER CHARGES

                    Waiver of Monthly Deductions. The monthly charge for this benefit is equal to the sum of all other covered monthly charges for the policy and all riders, multiplied by a rate factor. The rate factor depends on the age, underwriting category and gender of the insured. The maximum and current rate factor is 12%.

                    Supplemental Term Insurance Rider. There are monthly cost of insurance charges for this rider, based on the policy duration, and the age, underwriting category and gender of the insured.

                    Estate Tax Repeal Rider. There is a $250 one-time charge at issue for this rider.

                    CASE EXCEPTIONS

                    Charges and fees may be reduced in some circumstances where policies are purchased by corporations and other groups or sponsoring organizations on a multiple-life case basis.

YOUR INSURANCE POLICY

                    Your policy is a life insurance contract that provides for a death benefit payable on the death of the insured. The policy and the application constitute the entire contract between you and Lincoln Life.


                    We may add, change or eliminate any funds that the Separate Account or the Sub-Accounts invest in, subject to state and federal laws and regulations. We may substitute a new fund for one that is no longer available for investment, or is no longer suitable for the policy. We will obtain any required approvals from policy owners, the SEC, and state insurance regulators before substituting any funds.



                    We may choose to add or remove Sub-Accounts as investment options under the policies, based on marketing needs or investment conditions. If we change any Sub-Accounts or substitute any funds, we will make appropriate endorsements to the policies.



                    If we obtain appropriate approvals from policy owners and securities regulators, we may:



                - change the investment objective of the Separate Account.



                - operate the Separate Account as a management investment
                  company, unit investment trust, or any other form permitted under applicable securities laws



                - deregister the Separate Account



                - combine the Separate Account with another separate account



                    We will notify you of any change that is made.


                    The policy includes policy specifications pages, with supporting schedules. These pages and schedules provide important information about your policy such as: the identity of the insured and owner; date of issue; the initial specified amount; the death benefit option selected; name of the insured; issue age; named beneficiary; initial premium payment; surrender charges; expense charges and fees; guaranteed maximum cost of insurance rates; and No Lapse premium (subject to state availability).

                    When your policy is delivered to you, you should review it promptly to confirm that it reflects the information you provided in your application. If not, please notify us immediately.

                    The policy is nonparticipating. This means that no dividends are payable to you. In addition, your policy does not share in the profits or surplus earnings of the Company.

                    Before purchasing the policy to replace, or to be funded with proceeds from an existing life insurance policy or annuity, make sure you understand the potential impact. The insured will need to prove current insurability and there may be a new contestable period for the new policy. The death benefit and policy values may be less for some period of time in the new policy.

                    The date of issue is the date on which we begin life insurance coverage. This is the date from which policy years, policy anniversary and age are determined.

                    Once your policy is in force, the effective date of payments and requests you send us is usually determined by the day and time we receive them.

                    We allow telephone and other electronic transactions when you provide us authorization to do so. Contact our Administrative Office for information on permitted electronic transactions and authorization for electronic transactions.

                    Any telephone or other electronic transmission, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you should send your request in writing to our Administrative Office.

                    APPLICATION

                    If you decide to purchase a policy, you must first complete an application. A completed application identifies the proposed insured and provides sufficient information to permit us to begin underwriting risks in the policy. We require a medical history and examination of the proposed insured. Based on our review of medical information about the proposed insured, we may decline to provide insurance, or we may place the proposed insured in a special underwriting category. The monthly cost of insurance charge deducted from the policy value after issue varies depending on the underwriting category, age, and gender of the insured.

                    A policy may only be issued upon receipt of satisfactory evidence of insurability, and generally when the insured is at least age 18 and at most age 85. Age will be determined by the nearest birthday of the insured.

                    OWNER

                    The owner on the date of issue is designated in the policy specifications. You, as owner, will make the following choices:

                    1) initial death benefit amount and death benefit option;
                    2) optional No Lapse protection and riders;
                    3) the amount and frequency of premium payments; and
                    4) the amount of net premium payment to be placed in the
                       selected Sub-Accounts or the Fixed Account.

                    You are entitled to exercise rights and privileges of your policy as long as the insured is living. These rights generally include the power to select the beneficiary, request policy loans, make partial surrenders, surrender the policy entirely, name a new owner, and assign the policy. You must inform us of any change in writing. We will record change of owner and beneficiary forms to be effective as of the date you sign them.

                    RIGHT-TO-EXAMINE PERIOD


                    You may return your policy to us for cancellation within 10 days after you receive it (or a greater number of days if required by your state). This is called the right-to-examine period. If the policy is returned for cancellation within the right-to-examine period, depending on the state of issue of your policy, we will refund to you either all premium payments, or the policy value (plus any charges and fees.) If a premium payment was made by check, there may be a delay until the check clears.



                    If your policy is issued in a state that requires return of premium payments, any net premium payments received by us within ten days of the date the policy was issued will be held in the Money Market Sub-Account. At the end of that period, it will be allocated to the Sub-Accounts and the Fixed Account, if applicable, which you designated in your application. If the policy is returned for cancellation within the right-to-examine period, we will return the full amount of any premium payments made.



                    If your policy is issued in a state that provides for return of value, any net premium payments received before the end of the right-to-examine period will be allocated directly to the Sub-Accounts and the Fixed Account, if applicable, which you designated in your application. The owner bears the risk of a decline in Sub-Account values. If the policy is returned for cancellation within the right-to-examine period, we will return the policy value, plus any charges and fees, as of the date the cancelled policy is received at our Administrative Office.

                    INITIAL SPECIFIED AMOUNT

                    You will select the initial specified amount of death benefit on the application. This may not be less than $100,000. This amount, in combination with a death benefit option, will determine the initial death benefit. The initial specified amount is shown on the policy specifications page.

                    TRANSFERS

                    You may make transfers among the Sub-Accounts and the Fixed Account, subject to certain provisions. You should carefully consider current market conditions and each fund's objective and investment policy before allocating money to the Sub-Accounts.

                    During the first policy year, transfers from the Fixed Account to the Sub-Accounts may be made only as provided for in the dollar cost averaging program described below. The amount of all transfers from the Fixed Account in any other policy year may not exceed the greater of:

                    1) 25% of the Fixed Account value as of the immediately
                       preceding policy anniversary, or
                    2) the total dollar amount transferred from the Fixed
                       Account in the immediately preceding policy year.

                    Up to 24 transfer requests (a request may involve more than a single transfer) may be made in any policy year without charge. We may limit transfers from the Fixed Account at any time.

                    Requests for transfers must be made in writing, or electronically, if you have previously authorized telephone or other electronic transfers in writing.

                    Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of accumulation units. This will be based on the accumulation unit values determined after our Administrative Office receives a request in writing or adequately authenticated electronic transfer request. Transfer and financial requests received in good order before 4:00 p.m. Eastern time on a business day will normally be effective that day.

                    LIMITS ON FREQUENT TRANSFERS

                    Your policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt the management of a fund; increase trading and transaction costs and raise expenses; disrupt planned investment strategies; force unplanned portfolio turnover and adversely affect fund performance through asset swings that decrease the fund's ability to provide maximum investment return to all policy owners. Accordingly, organizations and individuals that use market-timing investment strategies and make frequent transfers should not purchase this policy.

                    We reserve the right to restrict, in our discretion and without prior notice, transfers initiated by a market-timing organization, individual or other party authorized to give transfer instructions on behalf of multiple policy owners. Such restrictions include:
                    1) not accepting transfer instructions from an agent acting on behalf of more than one policy owner; and
                    2) not accepting preauthorized transfer forms from
                       market-timers or other entities acting on behalf of more than one policy owner at a time.

                    We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine will disadvantage or potentially hurt the rights or interests of other policy owners or harm the funds.

                    We will notify you in writing if we have restricted or refused any of your transfer requests.

                    OPTIONAL SUB-ACCOUNT ALLOCATION PROGRAMS

                    You may elect to participate in programs for dollar cost averaging or automatic rebalancing. There is currently no charge for these programs. You may participate in only one program at any time.

                    DOLLAR COST AVERAGING systematically transfers specified dollar amounts from the Money Market Sub-Account or the Fixed Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. These transfers do not count against the free transfers available. Transfers from the Fixed Account can only be elected at the time your policy is issued. Transfers from the Money Market Sub-Account may be elected at any time while your policy is in force. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar cost averaging will not assure a profit or protect against a declining market.

                    You may elect dollar cost averaging on your application, or contact our Administrative Office for information.

                    Dollar cost averaging terminates automatically:

                    (1) if the value in the Money Market Sub-Account or the
                        Fixed Account is insufficient to complete the next transfer;
                    (2) one week after our Administrative Office receives a
                        request for termination in writing or by telephone, with adequate authentication;
                    (3) after 12 or 24 months (as elected on your application);
                        or
                    (4) if your policy is surrendered.

                    AUTOMATIC REBALANCING periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application, until changed by the owner. If automatic rebalancing is elected, all net premium payments allocated to the Sub-Accounts will be subject to automatic rebalancing.

                    You may select automatic rebalancing on a quarterly, semi-annual or annual basis. Automatic rebalancing may be elected, terminated or the allocation may be changed at any time, by contacting our Administrative Office.

                    RIDERS

                    We may offer you riders to your policy from time to time. Riders may alter the benefits or charges in your policy, they may vary by state of issue, and their election may have tax consequences to you. Also, if you elect a particular rider, it may restrict the terms of your policy, or of other riders in force. Consult your financial and tax advisers before adding riders to, or deleting them from, your policy.

                    WAIVER OF MONTHLY DEDUCTION RIDER: If desired, you must select this rider when you initially apply for insurance. Lincoln Life will maintain the death benefit by paying covered monthly deductions during periods of disability. Charges for this rider, if elected, are part of the monthly deductions.

                    ACCOUNTING VALUE RIDER: If desired, you must select this rider when you initially apply for insurance. You must meet the underwriting and minimum premium requirements for this rider. If your policy is fully surrendered in the first four policy years, this rider provides enhanced cash surrender values by using a table of alternate surrender charges. The rider does not provide for enhanced cash surrender value for partial surrenders and loans. There is no charge for this rider.

                    CHANGE OF INSURED RIDER: With this rider, you may name a new insured in place of the current insured. Underwriting and policy value requirements must be met. The benefit expires on the anniversary nearest to the current insured's 65th birthday. There is no separate charge for this rider, however policy charges applicable to the new insured may differ from charges applicable to the current insured.

                    ESTATE TAX REPEAL RIDER: If desired, you must select this rider when you initially apply for insurance. In the event of federal estate tax repeal as set forth in the Economic Growth and Tax Relief Reconciliation Act of 2001 (H.R. 1836) being extended, this rider allows you to cancel your policy for an amount equal to the surrender value of the policy plus the applicable surrender charge. There is a one-time $250 charge at issue for this rider.

                    For purposes of this rider, estate tax repeal will be deemed to have occurred if federal legislation is enacted into law that extends the estate tax repeal provisions set forth in the Economic Growth and Tax Reconciliation Act of 2001 (H.R.
                    1836) at least two years beyond January 1, 2011. This new legislation must be in effect on January 1, 2010. The start date for this rider (the date that begins the 12-month "window" for you to exercise the rider) is the later of January 1, 2010, or the date in 2010 upon which legislation is enacted that triggers estate tax repeal, but no later than December 31, 2010.

                    This rider terminates on the earliest of:
                    1) one year from the start date;
                    2) December 31, 2010, provided no Estate Tax Repeal, as
                       defined above, has been enacted;
                    3) the date you request termination of the rider;
                    4) termination of your policy; or
                    5) full surrender of your policy prior to the start date.

                    If your policy lapses but is reinstated, the rider will likewise be reinstated, provided such reinstatement occurs before 1) or 2) above.

                    SUPPLEMENTAL TERM INSURANCE RIDER: If desired, you must select this rider when you initially apply for insurance. The rider provides annually renewable non-convertible term insurance to age 100 on the life of the insured. Upon the insured's death, we will pay the Term Insurance Benefit Amount, in addition to death benefit proceeds of the death benefit option in effect on your policy.

                    There is a monthly cost for this rider, similar to the cost of insurance of the base policy. This rate is determined by the Company, is based on the policy duration, the age, underwriting category and gender of the insured, and is applied against the Term Insurance Benefit Amount shown on the policy specifications page.

                    This rider will limit the maximum period during which your policy is guaranteed not to lapse under the No Lapse provision. If you have chosen the Age 100 No Lapse provision, the maximum period will now be the first 20 policy years up to age 100. For the 10 year and 20 year No Lapse provisions, the maximum period will now be the first 5 policy years. All other provisions set forth in the age 100, 20 year and 10 year No Lapse provisions will still apply.

                    This rider terminates on the earliest of:
                    1) the date you request termination of the rider;
                    2) when your policy lapses;
                    3) when your policy is fully surrendered;
                    4) when the insured reaches age 100; or
                    5) upon the death of the insured.

                    If your policy is reinstated, this rider will likewise be reinstated. However, sufficient premium must be paid to cover the monthly deduction including monthly rider costs.

                    CONTINUATION OF COVERAGE

                    If the insured is still living at age 100, and the policy has not been surrendered, the policy will remain in force until surrender or death of the insured. There are certain changes that will take place:
                    1) we will no longer accept premium payments;
                    2) we will make no further deductions;
                    3) policy values held in the Separate Account will be
                       transferred to the Fixed Account; and
                    4) we will no longer transfer amounts to the Sub-Accounts.

                    TERMINATION OF COVERAGE

                    All policy coverage terminates on the earliest of:
                    1) surrender of the policy;
                    2) death of the insured; or
                    3) failure to pay the necessary amount of premium to keep
                       your policy in force.

                    STATE REGULATION

                    The state in which your policy is issued will govern whether or not certain features, riders, charges and fees will be allowed in your policy. You should refer to your policy for these state specific features.

PREMIUMS


                    You may select and vary the frequency and the amount of premium payments and the allocation of net premium payments. After the initial premium payment is made there is no minimum premium required, except to maintain the No Lapse provision or to keep the policy in force. Premiums may be paid anytime before the insured reaches age 100.


                    The initial premium must be paid for policy coverage to be effective. This payment must be equal to or exceed the amount necessary to provide for two monthly deductions.

                    ALLOCATION OF NET PREMIUM PAYMENTS

                    Your net premium payment is the portion of a premium payment remaining, after deduction of the premium load. The net premium payment is available for allocation to the Sub-Accounts or the Fixed Account.


                    You first designate the allocation of net premium payments among the Sub-Accounts and Fixed Account on the application. Subsequent net premium payments will be allocated on the same basis unless we are instructed otherwise, in writing. You may change the allocation of net premium payments among the Sub-Accounts and Fixed Account at any time. The amount of net premium payments allocated to the Sub-Accounts and Fixed Account must be in whole percentages and must total 100%. We credit net premium payments to your policy as of the end of the valuation period in which it is received at our Administrative Office. The end of the valuation period is 4:00 P.M. Eastern Time, unless the New York Stock Exchange closes earlier.


                    The valuation period is the time between valuation days. A valuation day is every day on which the New York Stock Exchange is open and trading is unrestricted. Your policy values are calculated on every valuation day.

                    PLANNED PREMIUMS; ADDITIONAL PREMIUMS

                    Planned premiums are the amount of periodic premium (as shown in the policy specifications) you choose to pay the Company on a scheduled basis. This is the amount for which we send a premium reminder notice. Premium payments may be billed annually, semi-annually, or quarterly. You may arrange for monthly pre-authorized automatic premium payments at any time.

                    In addition to any planned premium, you may make additional premium payments. These additional payments must be sent directly to our Administrative Office, and will be credited when received by us.


                    Unless you specifically direct otherwise, any payment received (other than any premium payment necessary to prevent, or cure, policy lapse) will be applied first to reduce policy indebtedness. There is no premium load on such payments applied to reduce indebtedness.


                    You may increase planned premiums, or pay additional premiums, subject to the certain limitations. We reserve the right to limit the amount or frequency of additional premium payments.

                    We may require evidence of insurability if any payment of additional premium (including planned premium) would increase the difference between the death benefit and the accumulation value. If we are unwilling to accept the risk, your increase in premium will be refunded without interest.


                    We may decline any additional premium (including planned premium) or a portion of a premium that would cause total premium payments to exceed the limit for life insurance under federal tax laws. Our test for whether or not your policy exceeds the limit is referred to as the guideline premium test. The excess amount of premium will be returned to you.


                    POLICY VALUES

                    Policy value in a variable life insurance policy is also called the accumulation value.

                    The accumulation value equals the sum of the Fixed Account value, the Separate Account value, and the Loan Account value. At any point in time, the accumulation value reflects:

                       1) net premium payments made;

                       2) the amount of any partial surrenders;

                       3) any increases or decreases as a result of market
                          performance of the Sub-Accounts;

                       4) interest credited to the Fixed Account or the Loan
                          Account; and

                       5) all charges and fees deducted.

                    The Separate Account value, if any, is the portion of the accumulation value attributable to the Separate Account. The value is equal to the sum of the current values of all the Sub-Accounts in which you have invested. This is also referred to as the variable accumulation value.

                    A unit of measure used in the calculation of the value of each Sub-Account is the variable accumulation unit. It may increase or decrease from one valuation period to the next. The variable accumulation unit value for a Sub-Account for a valuation period is determined as follows:

                    1) the total value of fund shares held in the Sub-Account is calculated by multiplying the number of fund shares owned by the Sub-Account at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund made during the valuation period; minus
                    2) the liabilities of the Sub-Account at the end of the
                       valuation period. Such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that we determine result from the operations of the Separate Account; and
                    3) the result of (1) minus (2) is divided by the number of variable accumulation units for that Sub-Account outstanding at the beginning of the valuation period.

                    In certain circumstances, and when permitted by law, we may use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.

                    The daily charge imposed on a Sub-Account for any valuation period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the valuation period.

                    The Fixed Account value, if any, reflects amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or partial surrenders. We guarantee the Fixed Account value. Interest is credited daily on the Fixed Account value at the greater of a rate of 0.010746% (equivalent to a compounded annual rate of 4%) or a higher rate determined by the Company.

                    The Loan Account value, if any, reflects any outstanding policy loans, including any interest charged on the loans. This amount is held in the Company's General Account. We do not guarantee the Loan Account value. Interest is credited on the Loan Account at an effective annual rate of 4%.

                    The "net" accumulation value is the accumulation value less the Loan Account value. It represents the net value of your policy and is the basis for calculating the surrender value.

                    We will tell you at least annually the accumulation value, the number of accumulation units credited to your policy, current accumulation unit values, Sub-Account values, the Fixed Account value and the Loan Account value. We strongly suggest that you review your statements to determine whether additional premium payments may be necessary to avoid lapse of your policy.

DEATH BENEFITS

                    The death benefit proceeds is the amount payable to the beneficiary upon the death of the insured, based upon the death benefit option in effect. Loans, loan interest, partial surrenders, and overdue charges, if any, are deducted from the death benefit proceeds prior to payment.

                    DEATH BENEFIT OPTIONS

                    Three different death benefit options are available. Regardless of which death benefit option you choose, the death benefit proceeds payable will be the greater of:

                    1) the amount determined by the death benefit option in
                       effect on the date of the death of the insured, less any indebtedness; or
                    2) a percentage of the accumulation value equal to that
                       required by the Internal Revenue Code to maintain the policy as a life insurance policy. A schedule of these percentages is in your policy.

The following table provides more information about the death benefit options.

OPTION            DEATH BENEFIT PROCEEDS EQUAL TO THE                     VARIABILITY
  1     Specified amount (a minimum of $100,000)                  None; level death benefit
  2     Sum of the specified amount plus the net accumulation     May increase or decrease
        value as of the date of the insured's death.              over time, depending on the
                                                                  amount of premium paid and
                                                                  the investment performance
                                                                  of the underlying
                                                                  Sub-Accounts or the Fixed
                                                                  Account.
  3     Sum of the specified amount plus the accumulated          Will generally increase,
        premiums (all premiums paid minus the cumulative policy   depending on the amount of
        factor, if that factor is elected) up to the limit shown  premium paid.
        in the policy specifications, as of the date of the
        insured's death. Any premium paid that will cause the
        death benefit proceeds to exceed this limit will be
        applied to the policy, but will not increase the death
        benefit. The cumulative policy factor, normally used in
        business situations, is calculated as:
        a)  the applicable monthly rate then used by the
        Internal Revenue
        Service (IRS); or
        b)  an alternative monthly rate permitted by the IRS;
        times
        c)  the specified amount divided by 1000.


                    If for any reason the owner does not elect a particular death benefit option, Option 1 will apply until changed by the owner.

                    CHANGES TO THE INITIAL SPECIFIED AMOUNT AND DEATH BENEFIT OPTIONS

                    Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the specified amount. The minimum specified amount is currently $100,000.


                    The death benefit option may be changed by the owner, subject to our consent, as long as the policy is in force.


                    You must submit all requests for changes among death benefit options and changes in the specified amount in writing to our Administrative Office. The minimum increase in specified amount currently permitted is $1,000. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.

OPTION CHANGE                             IMPACT
   1 to 2      The specified amount will be reduced by the accumulation
               value as of the effective date of change.
   2 to 1      The specified amount will be increased by the accumulation value as of the effective date of change.
   1 to 3      The specified amount will not change
   3 to 1      The specified amount will be increased by accumulated
               premiums (less the cumulative policy factor if that factor is elected) as of the effective date of change.
   2 to 3      The specified amount will be increased by the accumulation value as of the effective date of change.
   3 to 2      - If the accumulation value is greater than the accumulated premium (less cumulative policy factor if that factor
                 elected), the specified amount will be reduced by the
                 accumulation value less accumulated premium (plus
                 cumulative policy factor if that factor is elected) as of
                 the effective date of change.
               - If the accumulation values is less than the accumulated
               premium (less the cumulative policy factor if elected), the specified amount will be increased by the accumulated
                 premium (less the cumulative policy factor if that factor
                 is elected), less the accumulation value as of the
                 effective date of change.


                    Any reductions in specified amount will be made against the initial specified amount and any later increase in the specified amount on a last in, first out basis. Any increase in the specified amount will increase the amount of the surrender charge applicable to your policy. Changes in specified amount do not affect the premium load as a percentage of premium.



                    We may decline any request for change of the death benefit option or reduction of the specified amount if, after the change, the specified amount would be less than the minimum specified amount or would reduce the specified amount below the level required to maintain the policy as life insurance for purposes of federal income tax law.


                    Any change is effective on the first monthly anniversary day on, or after, the date of approval of the request by Lincoln Life. If the monthly deduction amount would increase as a result of the change, the changes will be effective on the first monthly anniversary day on which the accumulation value is equal to, or greater than, the monthly deduction amount.

                    DEATH BENEFIT PROCEEDS

                    Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of the insured. This notification must include a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

                    After receipt at our Administrative Office of proof of death of the insured, the death benefit proceeds will ordinarily be paid within seven days. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the owner or the beneficiary. Payment of the death benefit proceeds may be delayed if your policy is contested or if Separate Account values cannot be determined.

POLICY SURRENDERS

                    You may surrender your policy at any time by sending us your policy along with a written request for surrender. If you surrender your policy, all policy coverage will automatically terminate and may not be reinstated. Consult your tax adviser to understand tax consequences of any surrender you are considering.

                    The surrender value of your policy is the amount you can receive by surrendering the policy. The surrender value is the net accumulation value less any applicable surrender charge, less any accrued loan interest not yet charged.

                    Any surrender results in a withdrawal of values from the Sub-Accounts and Fixed Account that have values allocated to them. Any surrender from a Sub-Account will result in the cancellation of variable accumulation units. The cancellation of such units will be based on the variable accumulation unit value determined at the close of the valuation period during which the surrender is effective. Surrender proceeds will generally be paid within seven days of our receipt of your request.

                    PARTIAL SURRENDER

                    You may make a partial surrender, withdrawing a portion of your policy values. You may request a partial surrender in writing or electronically, if previously authorized. The total of all partial surrenders may not exceed 90% of the surrender value of your policy. We may limit partial surrenders to the extent necessary to meet the federal tax law requirements. Each partial surrender must be at least $500. Partial surrenders are subject to other limitations as described below.

                    Partial surrenders may reduce the accumulation value and the specified amount. The amount of the partial surrender and our administrative fee will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The effect of partial surrenders on the death benefit proceeds depends on the death benefit option in effect at the time of the partial surrender.

 DEATH BENEFIT
OPTION IN EFFECT                  IMPACT OF PARTIAL SURRENDER
       1          Will reduce the accumulation value and the specified amount.

       2 Will reduce the accumulation value, but not the specified amount.

       3 Will reduce the accumulated premiums, and the specified amount to the extent that the amount of the partial surrender exceeds the accumulated premiums.

                    Partial surrender proceeds will generally be paid within seven days of our receipt of your request.


                    We may at our discretion decline any request for a partial surrender.

POLICY LOANS


                    You may borrow against the surrender value of your policy. The loan may be for any amount up to 100% of the current surrender value. However, we reserve the right to limit the amount of your loan so that total policy indebtedness will not exceed 90% of an amount equal to the accumulation value less surrender charge. A loan agreement must be executed and your policy assigned to us free of any other assignments. Outstanding policy loans and accrued interest reduce the policy's death benefit and accumulation value.



                    The amount of your loan will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The Loan Account is the account in which policy indebtedness (outstanding loans and interest) accrues once it is transferred out of the Sub-Accounts and Fixed Account. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. Loans, therefore, can affect the policy's death benefit and accumulation value whether or not they are repaid. Interest on policy loans accrues at an effective annual rate of 5% in policy years 1-10 and 4% thereafter, and is payable once a year in arrears on each policy anniversary, or earlier upon full surrender or other payment of proceeds of your policy.


                    The amount of your loan, plus any accrued but unpaid interest, is added to your outstanding policy loan balance. Unless paid in advance, loan interest due will be transferred proportionately from the Sub-Accounts and Fixed Account. This amount will be treated as an additional policy loan, and added to the Loan Account value. Lincoln Life credits interest to the loan account value at a rate of 4% in all years, so the net cost of your policy loan is 1% in years 1-10 and 0% thereafter.

                    Your outstanding loan balance may be repaid at any time during the lifetime of the insured. The Loan Account will be reduced by the amount of any loan repayment. Any repayment, other than loan interest, will be allocated to the Sub-Accounts and Fixed Account in the same proportion in which net premium payments are currently allocated, unless you instruct otherwise.

                    If at any time the total indebtedness against your policy, including interest accrued but not due, equals or exceeds the then current accumulation value less surrender charges, the policy will terminate subject to the conditions in the grace period provision, unless the No Lapse provision is in effect. If your policy lapses while a loan is outstanding, there may be adverse tax consequences.

LAPSE AND REINSTATEMENT

                    If at any time the net accumulation value is insufficient to pay the monthly deduction, unless the No Lapse provision is in effect, all policy coverage will terminate. This is referred to as policy lapse. The net accumulation value may be insufficient:

                    1) because it has been exhausted by earlier deductions;

                    2) as a result of poor investment performance;

                    3) due to partial surrenders;

                    4) due to indebtedness for policy loans; or

                    5) because of a combination of any of these factors.

                    If we have not received your premium payment (or payment of indebtedness on policy loans) necessary so that the net accumulation value of your policy is sufficient to pay the monthly deduction amount on a monthly anniversary day, we will send a written notice to you, or any assignee of record. The notice will state the amount of the premium payment (or payment of indebtedness on policy loans) that must be paid to avoid termination of your policy.


                    If the amount in the notice is not paid to us within the grace period, then the policy will terminate. The grace period is the later of (a) 61 days after the notice was mailed, and (b) 61 days after the monthly anniversary day on which the monthly deduction could not be paid. If the insured dies during the grace period, we will deduct any charges due to us from any death benefit that may be payable under the terms of the Policy.


                    NO LAPSE PROVISION

                    Your policy includes a No Lapse provision. This means that your policy will not lapse as long as you have paid the required No Lapse premium. The No Lapse premium is the cumulative premium required to maintain the No Lapse provision, preventing your policy from lapse, and is shown in the policy specifications.


                    There is no difference in the calculation of policy values and death benefit between a policy that has the No Lapse provision, and a policy that does not. This is true whether or not the No Lapse provision is active and keeping the policy from lapsing.


                    Availability of the No Lapse provision may vary in some states. Where available, there is no charge for this feature. It is only available with death benefit options 1 and 2.

                    There are three levels of No Lapse protection:
                    1) a guarantee to insured age 100 (must be selected at time of policy application);
                    2) a guarantee for the first 20 policy years; and
                    3) a guarantee for the first 10 policy years.

                                                                 PROVISION WILL TERMINATE
     LEVEL                   LAPSE PROTECTION                      UPON THE EARLIEST OF
Age 100           If elected, a payment of the age 100    1) the age 100 premium requirement is
                  No Lapse premium is due as of the date  not met,
                  of issue and each monthly anniversary   2) there is a change in the death
                  day to guarantee the policy will not    benefit option, or
                  lapse before the insured reaches age    3) the insured reaches age 100.
                  100. All, or a portion of, the          A period of at least 61 days will be
                  remaining monthly premiums can be paid  granted for the age 100 No Lapse
                  in advance at any time.                 premium if on any monthly anniversary
                  As long as the sum of all premium       day it is determined that the age 100
                  payments (less any indebtedness and     No Lapse premium has not been met. At
                  partial surrenders) is at least equal   least 31 days before the end of that
                  to the sum of the age 100 no lapse      period, we will notify you of the
                  premiums since the date of issue, the   amount of premium necessary to
                  policy will not lapse until the         maintain the age 100 No Lapse
                  insured reaches age 100, even if the    provision.
                  net accumulation value is insufficient  Once the age 100 No Lapse provision is
                  to meet the monthly deductions.         terminated, it cannot be reinstated.
                                                          However, you may still qualify for
                                                          either the 20 year or 10 year No Lapse
                                                          provision.

First 20 policy   During the first 20 years the policy    1) a change in the death benefit
years             will not lapse, even if the net         option,
                  accumulation value is insufficient to   2) the insured's age 100, or
                  meet the monthly deductions, as long    3) the beginning of the 21st policy
                  as the sum of:                          year.
                  - all premium payments (less any        Failure to meet the No Lapse premium
                  partial surrenders) accumulated at 4%   requirement during the first 20 years
                  interest                                does not terminate the No Lapse
                  - minus any indebtedness                provision. Any premium shortfall can
                  is at least equal to the sum of the 20  be made up while the policy is in
                  year No Lapse premiums due since date   force or during the policy's grace
                  of issue (shown in the policy           period.
                  specifications), accumulated at 4%      Continuing to pay the 20 year No Lapse
                  interest.                               premium beyond the termination of the
                                                          20 year No Lapse provision does not
                                                          guarantee that the policy will not
                                                          lapse. Payments must be sufficient to
                                                          cover your monthly deductions.
                                                          However, you may still qualify for the
                                                          10 year No Lapse provision.

                                                                 PROVISION WILL TERMINATE
     LEVEL                   LAPSE PROTECTION                      UPON THE EARLIEST OF
First 10 policy   During the first 10 years the policy    1) a change in the death benefit
years             will not lapse, even if the net         option,
                  accumulation value is insufficient to   2) the insured's age 100, or
                  meet the monthly deductions, as long    3) the beginning of 11th policy year.
                  as the sum of:                          Failure to meet the No Lapse premium
                  - all premium payments (less any        requirement during the first 10 years
                  partial surrenders) accumulated at 4%   does not terminate the No Lapse
                  interest                                provision. Any premium shortfall can
                  - minus any indebtedness                be made up while the policy is in
                  is at least equal to the sum of the 10  force or during the policy's grace
                  year No Lapse premiums due since date   period.
                  of issue (shown in the policy           Continuing to pay the 10 year No Lapse
                  specifications), accumulated at 4%      premium beyond the termination of the
                  interest.                               10 year No Lapse provision does not
                                                          guarantee that the policy will not
                                                          lapse. Payments must be sufficient to
                                                          cover your monthly deductions.



                    If you fail to satisfy the requirements for the age 100, 20 year and 10 year No Lapse provisions, and you have paid insufficient premium to cover your monthly deductions, the policy, after notice, and expiration of the grace period, will lapse.


                    Your levels of No Lapse premiums are shown on the policy specifications pages. To determine if you are meeting the cumulative premium payment required to retain the No Lapse protection, review your most recent quarterly statement or contact our Administrative Office.


                    If the No Lapse provision terminates, the premiums you must pay to keep the policy in force may be significantly higher than the No Lapse premium would have been. If you pay only the minimum premium needed to keep the No Lapse provision in force, you may be foregoing the potential for increased accumulation value that higher premium payments could provide.



                    If you have selected the Supplemental Term Insurance Rider, as described in the Riders section of this prospectus, it will shorten the maximum time for you to keep your No Lapse protection. If you have chosen the Age 100 No Lapse provision, the maximum period will now be the first 20 years up to age 100. For the 10 year and 20 year No Lapse provisions, the maximum period will now be the first 5 policy years.


                    REINSTATEMENT OF A LAPSED POLICY

                    If the No Lapse provision is not in effect, and your policy has lapsed, you may reinstate your policy provided:
                    1) it has not been surrendered;
                    2) there is an application for reinstatement in writing;
                    3) satisfactory evidence of insurability of the insured is furnished to us and we agree to accept the risk;
                    4) we receive a payment sufficient to keep your policy in
                       force for at least two months, and
                    5) any accrued loan interest is paid.

                    The reinstated policy will be effective as of the monthly anniversary day after the date on which we approve your application for reinstatement. Surrender charges will be reinstated as of the policy year in which your policy lapsed. Your accumulation value at reinstatement will be the net premium payment then made less all monthly deductions due.

TAX ISSUES

                    The federal income tax treatment of your policy is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your policy and is not intended as tax advice. This discussion also does not address other federal tax consequences, such as estate, gift and generation skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the policy. You should always consult a tax adviser about the application of tax rules to your individual situation.

                    TAXATION OF LIFE INSURANCE CONTRACTS IN GENERAL


                    TAX STATUS OF THE POLICY. Section 7702 of the Internal Revenue Code ("Code") establishes a statutory definition of life insurance for federal tax purposes. We believe that the policy will meet the statutory definition of life insurance under the guideline premium test, which provides for a maximum amount of premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. As a result, the death benefit payable will generally be excludable from the beneficiary's gross income, and interest and other income credited will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the death of the insured, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for federal income tax purposes.



                    The Code also recognizes a cash value accumulation test, which does not limit premiums paid, but requires the policy to provide a minimum death benefit in relation to the policy value, depending on the insured's age, gender, and risk classification. We do not apply this test to the policy.


                    INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a policy to be treated as a life insurance contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the policy value over the policy premium payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                    RESTRICTION ON INVESTMENT OPTIONS. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate policy values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

                    NO GUARANTEES REGARDING TAX TREATMENT We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for federal income tax purposes and that the tax law will not impose tax on any increase in your policy value until there is a distribution from your policy.

                    TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied to one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

                    TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, except as described below, any increase in your policy value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for federal income tax purposes.

                    POLICIES WHICH ARE MECS


                    CHARACTERIZATION OF A POLICY AS A MEC. A modified endowment contract (MEC) is a life insurance policy that meets the requirements of Section 7702 and fails the "7-pay test" of 7702A of the Code. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test", a test that compares actual paid premium in the first seven years against a pre-determined premium amount as defined in 7702A of the Code. A policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven policy years.


                    TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the policy is a MEC, withdrawals from your policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the policy value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your policy value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

                    PENALTY TAXES PAYABLE ON WITHDRAWALS. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

                    SPECIAL RULES IF YOU OWN MORE THAN ONE MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

                    POLICIES WHICH ARE NOT MECS

                    TAX TREATMENT OF WITHDRAWALS. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

                    CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY YEARS. Section 7702 places limitations on the amount of premium payments that may be made and the policy values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

                    TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all policy value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.

                    OTHER CONSIDERATIONS

                    INSURED LIVES PAST AGE 100. If the insured survives beyond the end of the mortality table used to measure charges the policy, which ends at age 100, we believe your policy will continue to qualify as life insurance for federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

                    COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium payments we have determined for the policies will comply with the federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a policy year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the federal tax definition of life insurance.

                    DISALLOWANCE OF INTEREST DEDUCTIONS. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

                    FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

                    CHANGES IN THE POLICY OR CHANGES IN THE LAW. Changing the owner, exchanging the policy, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

                    FAIR VALUE OF YOUR POLICY

                    It is sometimes necessary for tax and other reasons to determine the "fair value" of your policy. The fair value is measured differently for different purposes. It is not necessarily the same as the accumulation value or the net accumulation value, although the amount of the net accumulation value will typically be important in valuing your policy for this purpose. For some but not all purposes, the fair value may be the surrender value. The fair value may be impacted by developments other than the performance of the underlying investments. For example, without regard to any other factor, it increases as the insured grows older. Moreover, on the death of the insured, it tends to increase significantly. You, as the owner, should consult with your advisers for guidance as to the appropriate methodology for determining the fair value of the policy if purchased for a particular purpose.

                    TAX STATUS OF LINCOLN LIFE

                    Under existing federal income tax laws, the Company does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any federal income tax liability on the income and gains earned by the

                    Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

                    In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a premium payment and/or freeze a policy owner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the policy owner, and held in that account until instructions are received from the appropriate regulator.

LEGAL PROCEEDINGS

                    Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.


                    After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, arising out of the proceedings described above will not have a material adverse effect on the financial position of Lincoln Life, the Separate Account or the Principal Underwriter.


FINANCIAL STATEMENTS


                    Financial statements of the Separate Account and consolidated financial statements of the Company are located in the SAI.

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Additional information about Lincoln Life, the Separate Account and your policy may be found in the Statement of Additional Information (SAI).

                          TABLE OF CONTENTS OF THE SAI


GENERAL INFORMATION...................       2
  Lincoln Life........................       2
  Registration Statement..............       2
  Changes of Investment Policy........       2
  Principal Underwriter...............       3
  Disaster Plan.......................       3
  Advertising.........................       3
SERVICES..............................       3
  Fund Participation Agreements.......       3
  Distribution of Policies and
   Compensation.......................       3
  Independent Auditors................       4
  Accounting Services.................       4
  Checkbook Service for
   Disbursements......................       4

POLICY INFORMATION....................       5
  Case Exceptions.....................       5
  Assignment..........................       5
  Change of Ownership.................       5
  Beneficiary.........................       5
  Change of Plan......................       6
  Settlement Options..................       6
  Deferral of Payments................       6
  Incontestability....................       7
  Misstatement of Age or Gender.......       7
  Suicide.............................       7
ADDITIONAL INFORMATION ABOUT CHARGES..       7
  Surrender Charges...................       7
FINANCIAL STATEMENTS..................       8
  Separate Account....................     M-1
  Company.............................     S-1
PERFORMANCE DATA......................     P-1


The SAI may be obtained, at no cost to you, by contacting our Administrative Office at the address or telephone number listed on the first page of this prospectus. Your SAI will be sent to you via first class mail within three business days of your request. You may make inquiries about your policy to this same address and telephone number.

You may request personalized illustrations of death benefits and policy values from your financial adviser without charge.

You may review or copy this prospectus, the SAI, or obtain other information about the Separate Account at the Securities and Exchange Commission's Public Reference Room. You should contact the SEC at (202) 942-8090 to obtain information regarding days and hours the reference room is open. You may also view information at the SEC's Internet site, http://www.sec.gov. Copies of information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

This prospectus, the funds prospectus, and the SAI are also available on our Internet site, www.LFG.com

Lincoln Life Flexible Premium Variable Life Account M
1933 Act Registration No. 333-84370
1940 Act Registration No. 811-08557

                               END OF PROSPECTUS

                   STATEMENT OF ADDITIONAL INFORMATION (SAI)
                               DATED MAY 1, 2003
                  RELATING TO PROSPECTUS DATED MAY 1, 2003 FOR
                          LINCOLN VUL(CV)-III PRODUCT
       LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M, REGISTRANT
             THE LINCOLN NATIONAL LIFE INSURANCE COMPANY, DEPOSITOR


The SAI is not a prospectus. The SAI provides you with additional information about Lincoln Life, the Separate Account and your policy. It should be read in conjunction with the product prospectus.

A copy of the product prospectus may be obtained without charge by writing to our Administrative Office:
      Client Service Center, MVL-1
     350 Church Street
     Hartford, CT 06103-1106;
or by telephoning 1-800-444-2363, and requesting a copy of the Lincoln VUL(CV)-III product prospectus.

                          TABLE OF CONTENTS OF THE SAI


CONTENT                                   PAGE
-------                                   ----
GENERAL INFORMATION...................       2
  Lincoln Life........................       2
  Registration Statement..............       2
  Changes of Investment Policy........       2
  Principal Underwriter...............       3
  Disaster Plan.......................       3
  Advertising.........................       3
SERVICES..............................       3
  Fund Participation Agreements.......       3
  Distribution of Policies and
   Compensation.......................       3
  Independent Auditors................       4
  Accounting Services.................       4
  Checkbook Service for
   Disbursements......................       4



CONTENT                                   PAGE
-------                                   ----

POLICY INFORMATION....................       5
  Case Exceptions.....................       5
  Assignment..........................       5
  Change of Ownership.................       5
  Beneficiary.........................       5
  Change of Plan......................       6
  Settlement Options..................       6
  Deferral of Payments................       6
  Incontestability....................       7
  Misstatement of Age or Gender.......       7
  Suicide.............................       7
ADDITIONAL INFORMATION ABOUT CHARGES..       7
  Surrender Charges...................       7
FINANCIAL STATEMENTS..................       8
  Separate Account....................     M-1
  Company.............................     S-1
PERFORMANCE DATA......................     P-1

GENERAL INFORMATION

                    LINCOLN LIFE


                    The Lincoln National Life Insurance Company ("Lincoln Life", "the Company", "we", "us", "our") (EIN 35-0472300),
                    organized in 1905, is an Indiana-domiciled insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.



                    Lincoln Life is subject to the laws of Indiana governing insurance companies and to regulation by the Indiana Insurance Department ("Insurance Department"). An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year along with the Company's financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Insurance Department. Such regulation does not, however, involve any supervision of management practices or policies, or our investment practices or policies.



                    A blanket bond with a per event limit of $25 million and an annual policy aggregate limit of $50 million covers all of the officers and employees of the Company.


                    REGISTRATION STATEMENT

                    A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statement, its amendments and exhibits, contain information beyond that found in the prospectus and the SAI. Statements contained in the prospectus and the SAI as to the content of policies and other legal instruments are summaries.

                    CHANGES OF INVESTMENT POLICY

                    Lincoln Life may materially change the investment policy of the Separate Account. If this decision is made, we must inform the owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments. The state insurance departments would not approve the change in investment policy if found to be detrimental to the interests of the owners of the policies or the end result would render our operations hazardous to the public.

                    If an owner objects, his or her policy may be converted to a substantially comparable fixed benefit life insurance policy offered by us on the life of the insured. The owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. We will not require evidence of insurability for this conversion.

                    The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance equal to or lower than the amount of the death benefit of the current policy on the date of the conversion.

                    PRINCIPAL UNDERWRITER



                    Lincoln Life, 1300 S. Clinton Street, Fort Wayne, IN 46802, is the principal underwriter for the policies, which are offered continuously. Lincoln Life is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The principal underwriter has overall responsibility for establishing a selling plan for the policies.



                    Lincoln Life received $13,888,496 in 2002, $22,406,468 in
                    2001, and $23,751,584 in 2000 for the sale of policies offered through the Separate Account. Lincoln Life retains no underwriting commissions from the sale of the policies.


                    DISASTER PLAN

                    We have assigned full-time staff devoted to the development of business continuity plans in conjunction with a national vendor. In addition, we have a site available in which to recover our critical business functions in the event of a disaster. We also conduct tests of our capabilities and plans in the event of a disaster.

                    ADVERTISING


                    Lincoln Life is also ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


SERVICES

                    FUND PARTICIPATION AGREEMENTS


                    In order to make the Funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisers or distributors. In some of these agreements, we must perform certain administrative services for the fund advisers or distributors. For these administrative functions, we may be compensated by the fund at annual rates of between .10% and .38% of the assets attributable to the policies. The compensation may come from 12b-1 fees, or be paid by the Advisors.


                    DISTRIBUTION OF THE POLICIES AND COMPENSATION

                    The policy may be sold by individuals who, in addition to being appointed as life insurance agents for the Company, are also registered representatives with broker-dealers who maintain selling agreements with us. Included among these broker-dealers are Lincoln Financial Advisors Corporation and Lincoln Financial Distributors, both of whom are our affiliates. Registered representatives may receive commission and service fees up to 60% of first year premium, plus up to 5% of all other premiums paid. In lieu of premium-based commission, we may pay equivalent amounts over time, based on accumulation value. Registered representatives are also eligible for cash bonuses and

                    "non cash compensation." The latter [as defined in NASD conduct Rule 2820] includes such things as office space, computers, club credit, prizes, awards, training and education meetings.

                    Additionally, the broker-dealer may receive compensation on the first year premium and all additional premiums and/or reimbursements for portions of policy sales expenses. In some situations, the broker-dealer may elect to share their commission or expense reimbursement allowance with the registered representative. Depending on the particular selling arrangements, there may be others whom we compensate for distribution activities. For example, we may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices. All compensation is paid from our resources, which include fees and charges imposed on your policy.

                    We do not anticipate that the surrender charge, together with the portion of the premium load attributable to sales expense, will cover all sales and administrative expenses which we will incur in connection with your policy. Any such shortfall would be available for recovery from the Company's General Account, which supports insurance and annuity obligations.

                    INDEPENDENT AUDITORS


                    The financial statements of the Separate Account at December 31, 2002, and for each of the two years in the period ended December 31, 2002, and the consolidated financial statements of Lincoln Life at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, appearing in this SAI and Registration Statement, have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center,
                    110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports thereon, appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


                    ACCOUNTING SERVICES


                    We have entered into an agreement with the Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA, 19203, to provide accounting services to the Separate Account. Lincoln Life makes no separate charge against the assets of the Separate Account for this service.


                    CHECKBOOK SERVICE FOR DISBURSEMENTS

                    We offer a checkbook service in which the death benefit proceeds are transferred into an interest-bearing account, in the beneficiary's name as owner of the account. Your beneficiary has quick access to the proceeds and is the only one authorized to transfer proceeds from the account. This service allows the beneficiary additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened.

                    We also offer this same checkbook service for surrenders of your policy of $500,000 or more. Once your request is processed, proceeds are placed in an interest-bearing account in your name. You have complete access to your proceeds through check writing privileges. You have the choice of leaving proceeds in this account or you may write checks immediately -- even a check for the entire amount.

POLICY INFORMATION

                    CASE EXCEPTIONS

                    This policy is available for purchase by corporations and other groups or sponsoring organizations on a multiple-life case basis. We reserve the right to reduce premium loads or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, the expected persistency of the individual policies and any other circumstances which we believe to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by us on a uniform case basis. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

                    ASSIGNMENT

                    While the insured is living, you may assign your rights in the policy, including the right to change the beneficiary designation. The assignment must be in writing, signed by you and recorded at our Administrative Office. We will not be responsible for any assignment that is not submitted for recording, nor will we be responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to Lincoln Life at the time the assignment is recorded and any interest accrued on such indebtedness after we have recorded any assignment.

                    Once recorded, the assignment remains effective until released by the assignee in writing. As long as an effective assignment remains outstanding, the owner will not be permitted to take any action with respect to the policy without the consent of the assignee in writing.

                    CHANGE OF OWNERSHIP

                    As long as the insured is living, you may name a new owner by recording a change in ownership in writing at our Administrative Office. The change will be effective the later of the date of execution of the document of transfer or the date we record it. We may require that the policy be submitted to us for endorsement before making a change.

                    BENEFICIARY

                    The beneficiary is initially designated on the application and is the person who will receive the death benefit proceeds payable. Multiple beneficiaries will be paid in equal shares, unless otherwise specified to the Company.

                    You may change the beneficiary at any time while the insured is living, except when we have recorded an assignment of your policy or an agreement not to change the beneficiary. Any request for a change in the beneficiary must be in writing, signed by you, and recorded at our Administrative Office. If the owner has not reserved the right to change the beneficiary, such a request requires the consent of the beneficiary. The change will be effective as of the date of signature or, if there is no such date, the date recorded.

                    If any beneficiary dies before the insured, the beneficiary's potential interest shall pass to any surviving beneficiaries, unless otherwise specified to the Company. If no named beneficiary survives the insured, any death benefit proceeds will be paid to you, as the owner, or to your executor, administrator or assignee.

                    CHANGE OF PLAN

                    Within 18 months of the date we issue your policy, you may exchange your policy without any evidence of insurability, for any one of the permanent life insurance policies then being issued by the Company which belong to the same class as this policy. Your request for exchange must be in writing. Unless agreed otherwise, the new policy will have the same initial amount of insurance, date of issue and age of the insured as the original policy.

                    SETTLEMENT OPTIONS

                    You may elect or change a settlement option while the insured is alive. If you have not irrevocably selected a settlement option, the beneficiary may elect to change the settlement option within 90 days after the insured dies. If no settlement option is selected, the death benefit proceeds will be paid in a lump sum.

                    If you assign your policy as collateral security, we will pay any amount due the assignee in one lump sum. We will pay any remaining death benefit proceeds as elected.

                    Your written request to elect, change, or revoke a settlement option must be received in our Administrative Office before payment of the lump sum or any settlement option is initiated. The first payment of the settlement option selected will become payable on the date proceeds are settled. Payments after the first payment will be made on the first day of each month. Once payments have begun, the policy cannot be surrendered and neither the payee nor the settlement option may be changed.

                    You have at least four settlement options:
                    1) an annuity for the lifetime of the payee;
                    2) an annuity for the lifetime of the payee, with monthly
                       payments guaranteed for 60, 120, 180, or 240 months;
                    3) monthly payments for a stated number of years, at least five but no more than thirty.
                    4) payment of a maximum of 3% interest annually on the sum left on deposit.

                    We may offer you or your beneficiary additional settlement options in the future.

                    DEFERRAL OF PAYMENTS

                    Amounts payable as a result of loans, surrenders or partial surrenders will generally be made within seven days of our receipt of such a request. We may defer payment or transfer from the Fixed Account up to six months at our option. If we exercise our right to defer any payment from the Fixed Account, interest will accrue and be paid (as required by law) from the date you would otherwise have been entitled to receive the payment.

                    INCONTESTABILITY

                    The Company will not contest your policy or payment of the death benefit proceeds based on the initial specified amount, or an increase in the specified amount requiring evidence of insurability, after your policy or increase has been in force for two years from date of issue or increase (in accordance with state law).

                    MISSTATEMENT OF AGE OR GENDER

                    If the age or gender of the insured has been misstated, benefits will be adjusted based on the following values:
                    1) the net amount at risk at the time of the insured's
                       death;
                    2) the ratio of the monthly cost of insurance applied in the policy month of death to the monthly cost of insurance that should have been applied at the true age and gender in the policy month of death; and
                    3) the accumulation value at the time of the insured's
                       death.

                    The amount of death benefit proceeds will be 1. multiplied by 2. and then the result added to 3.

                    SUICIDE

                    If the insured dies by suicide, while sane or insane, within two years from the date of issue, the Company will pay no more than the sum of the premiums paid, less any indebtedness and the amount of any partial surrenders. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, the Company will pay no more than a refund of the monthly charges for the cost of the increased amount. This time period could be less depending on the state of issue.

ADDITIONAL INFORMATION ABOUT CHARGES

                    SURRENDER CHARGES

                    The initial maximum surrender charge is calculated as
                    (a) plus (b), with that result not to exceed (c), minus (d), where
                       (a)is 1.25 times the curtate net level premium for the
                          specified amount of insurance, calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest;
                       (b)is $10 per $1000 of specified amount;
                       (c)is $50 per $1000 of specified amount; and
                       (d)is $60.

                    Algebraically, this formula is equivalent to Min{a+b,c} -d.

                    The maximum surrender charge decreases from its initial amount during the first 20 years. In general terms, the initial maximum surrender charge is amortized in proportion to a 20 year life contingent annuity due. In formulas, the maximum surrender charge at a point in time "t" years after issue is (a) times (b), where
                       (a)is the initial maximum surrender charge; and
                       (b)is the ratio of a life contingent annuity due
                          beginning at time t and ending 20 years after issue, divided by a life contingent annuity due beginning at issue and ending 20 years after issue, both calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest.

                    The actual surrender charge may be less than the maximum surrender charge, and is included in each policy. No surrender charge is applied in the 16th policy year or beyond.

FINANCIAL STATEMENTS


                    The December 31, 2002 financial statements of the Separate Account and consolidated financial statements of the Company follow.

             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                                        CONTRACT PURCHASES                      MORTALITY & EXPENSE CHARGES
                                        DUE FROM THE LINCOLN                    PAYABLE TO THE LINCOLN
                                        NATIONAL LIFE                           NATIONAL LIFE
SUBACCOUNT                 INVESTMENTS  INSURANCE COMPANY     TOTAL ASSETS      INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------
AIM V.I. Capital
   Appreciation            $2,321,253   $                 19  $      2,321,272  $                           51
AIM V.I. Diversified
   Income                     642,579                     --           642,579                              14
AIM V.I. Growth            14,513,286                  2,122        14,515,408                             312
AIM V.I. International
   Growth                   3,330,008                    567         3,330,575                              71
AIM V.I. Premier Equity    22,171,325                  7,698        22,179,023                             478
AFIS Global Small
   Capitalization
   Class 2                  3,657,828                  1,016         3,658,844                              79
AFIS Growth Class 2        24,295,876                 14,458        24,310,334                             523
AFIS Growth -- Income
   Class 2                 21,582,269                 22,248        21,604,517                             467
AFIS International
   Class 2                  2,257,790                  2,436         2,260,226                              47
AVPSF AllianceBernstein
   Small Cap Value          1,366,322                  1,289         1,367,611                              30
AVPSF Growth and Income     2,504,432                109,071         2,613,503                              55
AVPSF Premier Growth          602,526                  2,610           605,136                              13
AVPSF Technology              283,984                    245           284,229                               6
Baron Capital Asset
   Insurance Shares         3,509,400                  1,144         3,510,544                              75
Delaware VIP Devon            339,384                     --           339,384                               7
Delaware VIP Emerging
   Markets                  1,994,649                     --         1,994,649                              42
Delaware VIP High Yield     2,297,692                  1,464         2,299,156                              50
Delaware VIP Large Cap
   Value                      440,196                    191           440,387                              10
Delaware VIP REIT           5,109,440                149,611         5,259,051                             109
Delaware VIP Small Cap
   Value                   13,137,734                107,993        13,245,727                             282
Delaware VIP Trend         11,745,560                  1,752        11,747,312                             252
Delaware VIP U.S. Growth       33,623                     --            33,623                               1
Fidelity VIP Asset
   Manager                    771,457                     --           771,457                              17
Fidelity VIP Contrafund
   Service Class           11,857,792                  7,768        11,865,560                             252
Fidelity VIP
   Equity-Income            4,039,765                    597         4,040,362                              88
Fidelity VIP
   Equity-Income Service
   Class                    1,190,579                 14,432         1,205,011                              25
Fidelity VIP Growth
   Service Class            3,284,107                    428         3,284,535                              72
Fidelity VIP Growth
   Opportunities Service
   Class                    3,461,579                  5,938         3,467,517                              73
Fidelity VIP High Income
   Service Class            1,650,053                     --         1,650,053                              36
Fidelity VIP Investment
   Grade Bond               3,589,710                  2,604         3,592,314                              79
Fidelity VIP Overseas
   Service Class              209,671                    248           209,919                               5

See accompanying notes.

                           CONTRACT REDEMPTIONS
                           DUE TO THE LINCOLN
                           NATIONAL LIFE
SUBACCOUNT                 INSURANCE COMPANY     NET ASSETS
-------------------------
AIM V.I. Capital
   Appreciation            $                 --  $      2,321,221
AIM V.I. Diversified
   Income                                    --           642,565
AIM V.I. Growth                             271        14,514,825
AIM V.I. International
   Growth                                    --         3,330,504
AIM V.I. Premier Equity                  38,111        22,140,434
AFIS Global Small
   Capitalization
   Class 2                                   --         3,658,765
AFIS Growth Class 2                          --        24,309,811
AFIS Growth -- Income
   Class 2                                   --        21,604,050
AFIS International
   Class 2                                   --         2,260,179
AVPSF AllianceBernstein
   Small Cap Value                           --         1,367,581
AVPSF Growth and Income                      --         2,613,448
AVPSF Premier Growth                         --           605,123
AVPSF Technology                             --           284,223
Baron Capital Asset
   Insurance Shares                           8         3,510,461
Delaware VIP Devon                            6           339,371
Delaware VIP Emerging
   Markets                                    2         1,994,605
Delaware VIP High Yield                     127         2,298,979
Delaware VIP Large Cap
   Value                                     --           440,377
Delaware VIP REIT                            --         5,258,942
Delaware VIP Small Cap
   Value                                    777        13,244,668
Delaware VIP Trend                          260        11,746,800
Delaware VIP U.S. Growth                     --            33,622
Fidelity VIP Asset
   Manager                                  383           771,057
Fidelity VIP Contrafund
   Service Class                         24,119        11,841,189
Fidelity VIP
   Equity-Income                             --         4,040,274
Fidelity VIP
   Equity-Income Service
   Class                                    927         1,204,059
Fidelity VIP Growth
   Service Class                             --         3,284,463
Fidelity VIP Growth
   Opportunities Service
   Class                                     --         3,467,444
Fidelity VIP High Income
   Service Class                             17         1,650,000
Fidelity VIP Investment
   Grade Bond                                --         3,592,235
Fidelity VIP Overseas
   Service Class                             --           209,914
See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2002

                                        CONTRACT PURCHASES                      MORTALITY & EXPENSE CHARGES
                                        DUE FROM THE LINCOLN                    PAYABLE TO THE LINCOLN
                                        NATIONAL LIFE                           NATIONAL LIFE
SUBACCOUNT                 INVESTMENTS  INSURANCE COMPANY     TOTAL ASSETS      INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------
Janus Aspen
   Series Aggressive
   Growth Service Shares   $  265,118   $                 --  $        265,118  $                            6
Janus Aspen
   Series Balanced         14,465,340                  7,572        14,472,912                             316
Janus Aspen
   Series Balanced
   Service Shares           2,449,209                 12,961         2,462,170                              51
Janus Aspen
   Series Global
   Technology Service
   Shares                     994,222                     --           994,222                              22
Janus Aspen
   Series Worldwide
   Growth                  14,181,016                 10,812        14,191,828                             303
Janus Aspen
   Series Worldwide
   Growth Service Shares    1,706,633                    798         1,707,431                              37
LN Aggressive Growth           39,650                     --            39,650                               1
LN Bond                    27,184,836                     --        27,184,836                             589
LN Capital Appreciation     5,559,372                     53         5,559,425                             120
LN Equity-Income            2,247,838                      6         2,247,844                              50
LN Global Asset
   Allocation                 499,366                     --           499,366                              11
LN International              363,541                    167           363,708                               8
LN Money Market            54,763,714                169,189        54,932,903                           1,193
LN Social Awareness         1,123,271                    103         1,123,374                              24
MFS VIT Capital
   Opportunities              219,752                     84           219,836                               5
MFS VIT Emerging Growth     8,731,311                  7,049         8,738,360                             187
MFS VIT Total Return       13,374,146                 15,527        13,389,673                             294
MFS VIT Utilities           5,198,836                  1,654         5,200,490                             114
NB AMT Mid-Cap Growth       6,567,384                  1,665         6,569,049                             142
NB AMT Partners             1,055,884                  8,523         1,064,407                              23
NB AMT Regency                781,255                  2,194           783,449                              17
OCC Accumulation Global
   Equity                     573,527                     --           573,527                              13
OCC Accumulation Managed      717,235                     --           717,235                              16
Putnam VT Growth and
   Income Class IB            606,632                 14,511           621,143                              13
Putnam VT Health Sciences
   Class IB                   368,144                    989           369,133                               8
Scudder VIT EAFE Equity
   Index                    1,967,478                    933         1,968,411                              42
Scudder VIT Equity 500
   Index                   35,360,038                 86,868        35,446,906                             752
Scudder VIT Small Cap
   Index                    3,618,769                  8,019         3,626,788                              78
Franklin Smalll Cap           762,199                    719           762,918                              16
Templeton Foreign
   Securities               2,595,253                     54         2,595,307                              57
Templeton Foreign
   Securities Class 2       4,029,770                     --         4,029,770                              86
Templeton Global Asset
   Allocation                 355,081                     --           355,081                               8
Templeton Growth
   Securities               1,550,502                     --         1,550,502                              35
Templeton Growth
   Securities Class 2       1,372,719                  4,182         1,376,901                              30

See accompanying notes.

                           CONTRACT REDEMPTIONS
                           DUE TO THE LINCOLN
                           NATIONAL LIFE
SUBACCOUNT                 INSURANCE COMPANY     NET ASSETS
-------------------------
Janus Aspen
   Series Aggressive
   Growth Service Shares   $                 --  $        265,112
Janus Aspen
   Series Balanced                          113        14,472,483
Janus Aspen
   Series Balanced
   Service Shares                            --         2,462,119
Janus Aspen
   Series Global
   Technology Service
   Shares                                    --           994,200
Janus Aspen
   Series Worldwide
   Growth                                24,137        14,167,388
Janus Aspen
   Series Worldwide
   Growth Service Shares                     --         1,707,394
LN Aggressive Growth                         --            39,649
LN Bond                                  65,179        27,119,068
LN Capital Appreciation                      --         5,559,305
LN Equity-Income                             --         2,247,794
LN Global Asset
   Allocation                                --           499,355
LN International                             --           363,700
LN Money Market                         207,357        54,724,353
LN Social Awareness                          --         1,123,350
MFS VIT Capital
   Opportunities                             --           219,831
MFS VIT Emerging Growth                     199         8,737,974
MFS VIT Total Return                         --        13,389,379
MFS VIT Utilities                       210,677         4,989,699
NB AMT Mid-Cap Growth                        --         6,568,907
NB AMT Partners                              --         1,064,384
NB AMT Regency                              188           783,244
OCC Accumulation Global
   Equity                                    --           573,514
OCC Accumulation Managed                     --           717,219
Putnam VT Growth and
   Income Class IB                           --           621,130
Putnam VT Health Sciences
   Class IB                                  --           369,125
Scudder VIT EAFE Equity
   Index                                     --         1,968,369
Scudder VIT Equity 500
   Index                                     --        35,446,154
Scudder VIT Small Cap
   Index                                     --         3,626,710
Franklin Smalll Cap                          --           762,902
Templeton Foreign
   Securities                                --         2,595,250
Templeton Foreign
   Securities Class 2                        43         4,029,641
Templeton Global Asset
   Allocation                                --           355,073
Templeton Growth
   Securities                             2,104         1,548,363
Templeton Growth
   Securities Class 2                        --         1,376,871
See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002

                                AIM V.I.        AIM V.I.                            AIM V.I.          AIM V.I.
                                CAPITAL         DIVERSIFIED       AIM V.I.          INTERNATIONAL     PREMIER
                                APPRECIATION    INCOME            GROWTH            GROWTH            EQUITY
                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002
NET INVESTMENT INCOME (LOSS):
  - Dividends from investment
     income                     $          --   $        48,116   $             --  $        20,507   $         88,419
  - Mortality and expense
     guarantees:                      (21,331)           (4,924)          (132,089)         (26,312)          (203,624)
                                --------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS)          (21,331)           43,192           (132,089)          (5,805)          (115,205)
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS:
  - Net realized gain (loss)
     on investments                  (198,159)          (13,038)        (2,800,473)      (1,056,505)        (2,336,650)
  - Dividends from net
     realized gains on
     investments                           --                --                 --               --                 --
------------------------------  --------------  ----------------  ----------------  ----------------  ----------------
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS                       (198,159)          (13,038)        (2,800,473)      (1,056,505)        (2,336,650)
NET CHANGE IN UNREALIZED
   APPRECIATION OR
   DEPRECIATION ON INVESTMENTS       (571,949)          (21,421)        (3,630,495)         539,711         (7,417,910)
------------------------------  --------------  ----------------  ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $    (791,439)  $         8,733   $     (6,563,057) $      (522,599)  $     (9,869,765)
------------------------------  ==============  ================  ================  ================  ================

                                AFIS                            AFIS
                                GLOBAL SMALL      AFIS          GROWTH-
                                CAPITALIZATION    GROWTH        INCOME
                                CLASS 2           CLASS 2       CLASS 2
                                SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
------------------------------
YEAR ENDED DECEMBER 31, 2002
NET INVESTMENT INCOME (LOSS):
  - Dividends from investment
     income                     $       25,522    $      7,928  $    222,555
  - Mortality and expense
     guarantees:                       (27,946)       (179,298)     (149,301)
                                ----------------  ------------  ------------
NET INVESTMENT INCOME (LOSS)            (2,424)       (171,370)       73,254
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS:
  - Net realized gain (loss)
     on investments                   (257,523)     (2,159,168)     (836,705)
  - Dividends from net
     realized gains on
     investments                            --              --            --
------------------------------  ----------------  ------------  ------------
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS                        (257,523)     (2,159,168)     (836,705)
NET CHANGE IN UNREALIZED
   APPRECIATION OR
   DEPRECIATION ON INVESTMENTS        (537,148)     (3,983,871)   (3,089,232)
------------------------------  ----------------  ------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $     (797,095)   $ (6,314,409) $ (3,852,683)
------------------------------  ================  ============  ============

                                                AVPSF
                                AFIS            ALLIANCEBERNSTEIN  AVPSF             AVPSF
                                INTERNATIONAL   SMALL CAP          GROWTH AND        PREMIER           AVPSF
                                CLASS 2         VALUE              INCOME            GROWTH            TECHNOLOGY
                                SUBACCOUNT      SUBACCOUNT         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002
NET INVESTMENT INCOME (LOSS):
  - Dividends from investment
     income                     $      25,672   $          1,406   $        16,056   $            --   $            --
  - Mortality and expense
     guarantees:                       (8,811)            (6,057)          (16,329)           (3,268)           (1,161)
                                --------------  ----------------   ----------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS)           16,861             (4,651)             (273)           (3,268)           (1,161)
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS:
  - Net realized gain (loss)
     on investments                   (48,549)           (13,754)         (248,442)          (23,419)           (8,125)
  - Dividends from net
     realized gains on
     investments                           --                670            82,517                --                --
------------------------------  --------------  ----------------   ----------------  ----------------  ----------------
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS                        (48,549)           (13,084)         (165,925)          (23,419)           (8,125)
NET CHANGE IN UNREALIZED
   APPRECIATION OR
   DEPRECIATION ON INVESTMENTS       (142,313)           (81,233)         (462,501)         (121,388)          (57,225)
------------------------------  --------------  ----------------   ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $    (174,001)  $        (98,968)  $      (628,699)  $      (148,075)  $       (66,511)
------------------------------  ==============  ================   ================  ================  ================

                                BARON
                                CAPITAL                         DELAWARE
                                ASSET             DELAWARE      VIP
                                INSURANCE         VIP           EMERGING
                                SHARES            DEVON         MARKETS
                                SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
------------------------------
YEAR ENDED DECEMBER 31, 2002
NET INVESTMENT INCOME (LOSS):
  - Dividends from investment
     income                     $            --   $     3,485   $     47,753
  - Mortality and expense
     guarantees:                        (27,700)       (2,903)       (14,422)
                                ----------------  ------------  ------------
NET INVESTMENT INCOME (LOSS)            (27,700)          582         33,331
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS:
  - Net realized gain (loss)
     on investments                     (23,393)      (17,492)        47,320
  - Dividends from net
     realized gains on
     investments                             --            --             --
------------------------------  ----------------  ------------  ------------
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS                          (23,393)      (17,492)        47,320
NET CHANGE IN UNREALIZED
   APPRECIATION OR
   DEPRECIATION ON INVESTMENTS         (546,125)      (86,726)       (16,049)
------------------------------  ----------------  ------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $      (597,218)  $  (103,636)  $     64,602
------------------------------  ================  ============  ============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF OPERATIONS (CONTINUED)
YEAR ENDED DECEMBER 31, 2002

                                                DELAWARE                            DELAWARE
                                DELAWARE        VIP               DELAWARE          VIP               DELAWARE
                                VIP             LARGE CAP         VIP               SMALL CAP         VIP
                                HIGH YIELD      VALUE             REIT              VALUE             TREND
                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002
NET INVESTMENT INCOME (LOSS):
  - Dividends from investment
     income                     $     166,572   $          640    $        69,309   $         59,613  $             --
  - Mortality and expense
     guarantees:                      (14,200)          (1,203)           (31,995)           (97,238)          (97,311)
                                --------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS)          152,372             (563)            37,314            (37,625)          (97,311)
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS:
  - Net realized gain (loss)
     on investments                  (163,921)          (1,720)            (7,003)           474,857          (919,186)
  - Dividends from net
     realized gains on
     investments                           --               --             43,072            136,423                --
------------------------------  --------------  ----------------  ----------------  ----------------  ----------------
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS                       (163,921)          (1,720)            36,069            611,280          (919,186)
NET CHANGE IN UNREALIZED
   APPRECIATION OR
   DEPRECIATION ON INVESTMENTS         78,832           (6,511)          (186,436)        (1,544,616)       (1,917,532)
------------------------------  --------------  ----------------  ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $      67,283   $       (8,794)   $      (113,053)  $       (970,961) $     (2,934,029)
------------------------------  ==============  ================  ================  ================  ================

                                                  FIDELITY      FIDELITY
                                DELAWARE          VIP           VIP
                                VIP               ASSET         CONTRAFUND
                                U.S. GROWTH       MANAGER       SERVICE CLASS
                                SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
------------------------------
YEAR ENDED DECEMBER 31, 2002
NET INVESTMENT INCOME (LOSS):
  - Dividends from investment
     income                     $          64     $    30,967   $     82,920
  - Mortality and expense
     guarantees:                         (169)         (6,435)       (92,560)
                                ----------------  ------------  ------------
NET INVESTMENT INCOME (LOSS)             (105)         24,532         (9,640)
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS:
  - Net realized gain (loss)
     on investments                    (1,025)        (41,555)      (350,515)
  - Dividends from net
     realized gains on
     investments                           --              --             --
------------------------------  ----------------  ------------  ------------
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS                         (1,025)        (41,555)      (350,515)
NET CHANGE IN UNREALIZED
   APPRECIATION OR
   DEPRECIATION ON INVESTMENTS         (7,362)        (67,045)      (860,838)
------------------------------  ----------------  ------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $      (8,492)    $   (84,068)  $ (1,220,993)
------------------------------  ================  ============  ============

                                                FIDELITY                            FIDELITY          FIDELITY
                                FIDELITY        VIP               FIDELITY          VIP               VIP
                                VIP             EQUITY-           VIP               GROWTH            HIGH
                                EQUITY-         INCOME            GROWTH            OPPORTUNITIES     INCOME
                                INCOME          SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002
NET INVESTMENT INCOME (LOSS):
  - Dividends from investment
     income                     $      76,154   $         2,773   $          3,951  $        33,647   $       209,551
  - Mortality and expense
     guarantees:                      (35,194)           (5,694)           (25,195)         (28,369)          (14,302)
                                --------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS)           40,960            (2,921)           (21,244)           5,278           195,249
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS:
  - Net realized gain (loss)
     on investments                  (152,402)          (39,136)          (241,564)        (312,270)         (219,134)
  - Dividends from net
     realized gains on
     investments                      103,654             3,996                 --               --                --
------------------------------  --------------  ----------------  ----------------  ----------------  ----------------
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS                        (48,748)          (35,140)          (241,564)        (312,270)         (219,134)
NET CHANGE IN UNREALIZED
   APPRECIATION OR
   DEPRECIATION ON INVESTMENTS       (860,327)         (144,431)          (876,186)        (649,106)           41,795
------------------------------  --------------  ----------------  ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $    (868,115)  $      (182,492)  $     (1,138,994) $      (956,098)  $        17,910
------------------------------  ==============  ================  ================  ================  ================

                                                                 JANUS
                                                                 ASPEN
                                FIDELITY          FIDELITY       SERIES
                                VIP               VIP            AGGRESSIVE
                                INVESTMENT        OVERSEAS       GROWTH
                                GRADE BOND        SERVICE CLASS  SERVICE SHARES
                                SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
------------------------------
YEAR ENDED DECEMBER 31, 2002
NET INVESTMENT INCOME (LOSS):
  - Dividends from investment
     income                     $       128,206   $        318    $         --
  - Mortality and expense
     guarantees:                        (27,922)        (1,317)         (1,045)
                                ----------------  ------------    ------------
NET INVESTMENT INCOME (LOSS)            100,284           (999)         (1,045)
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS:
  - Net realized gain (loss)
     on investments                      47,412          9,075         (14,407)
  - Dividends from net
     realized gains on
     investments                             --             --              --
------------------------------  ----------------  ------------    ------------
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS                           47,412          9,075         (14,407)
NET CHANGE IN UNREALIZED
   APPRECIATION OR
   DEPRECIATION ON INVESTMENTS          171,063         (6,262)        (16,560)
------------------------------  ----------------  ------------    ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $       318,759   $      1,814    $    (32,012)
------------------------------  ================  ============    ============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF OPERATIONS (CONTINUED)
YEAR ENDED DECEMBER 31, 2002

                                                                  JANUS                               JANUS
                                                JANUS             ASPEN             JANUS             ASPEN
                                JANUS           ASPEN             SERIES            ASPEN             SERIES
                                ASPEN           SERIES            GLOBAL            SERIES            WORLDWIDE
                                SERIES          BALANCED          TECHNOLOGY        WORLDWIDE         GROWTH
                                BALANCED        SERVICE SHARES    SERVICE SHARES    GROWTH            SERVICE SHARES
                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002
NET INVESTMENT INCOME (LOSS):
  - Dividends from investment
     income                     $      374,617  $       43,294    $           --    $        153,158  $       10,206
  - Mortality and expense
     guarantees:                      (122,848)        (13,006)          (11,590)           (133,954)        (10,297)
                                --------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS)           251,769          30,288           (11,590)             19,204             (91)
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS:
  - Net realized gain (loss)
     on investments                   (472,657)        (10,648)         (698,292)         (2,076,366)        (44,923)
  - Dividends from net
     realized gains on
     investments                            --              --                --                  --              --
------------------------------  --------------  ----------------  ----------------  ----------------  ----------------
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS                        (472,657)        (10,648)         (698,292)         (2,076,366)        (44,923)
NET CHANGE IN UNREALIZED
   APPRECIATION OR
   DEPRECIATION ON INVESTMENTS        (951,186)       (156,717)         (180,439)         (3,189,270)       (371,799)
------------------------------  --------------  ----------------  ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $   (1,172,074) $     (137,077)   $     (890,321)   $     (5,246,432) $     (416,813)
------------------------------  ==============  ================  ================  ================  ================


                                LN                              LN
                                AGGRESSIVE        LN            CAPITAL
                                GROWTH            BOND          APPRECIATION
                                SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
------------------------------
YEAR ENDED DECEMBER 31, 2002
NET INVESTMENT INCOME (LOSS):
  - Dividends from investment
     income                     $           --    $  1,175,815  $         --
  - Mortality and expense
     guarantees:                          (193)       (175,727)      (51,881)
                                ----------------  ------------  ------------
NET INVESTMENT INCOME (LOSS)              (193)      1,000,088       (51,881)
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS:
  - Net realized gain (loss)
     on investments                     (1,933)        290,802      (875,618)
  - Dividends from net
     realized gains on
     investments                            --           1,564            --
------------------------------  ----------------  ------------  ------------
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS                          (1,933)        292,366      (875,618)
NET CHANGE IN UNREALIZED
   APPRECIATION OR
   DEPRECIATION ON INVESTMENTS          (7,294)        739,514    (1,185,059)
------------------------------  ----------------  ------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $       (9,420)   $  2,031,968  $ (2,112,558)
------------------------------  ================  ============  ============

                                                LN
                                LN              GLOBAL                              LN                LN
                                EQUITY-         ASSET             LN                MONEY             SOCIAL
                                INCOME          ALLOCATION        INTERNATIONAL     MARKET            AWARENESS
                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002
NET INVESTMENT INCOME (LOSS):
  - Dividends from investment
     income                     $      25,856   $         8,238   $       6,703     $       617,744   $        11,848
  - Mortality and expense
     guarantees:                      (20,228)           (4,226)         (1,521)           (359,540)           (9,436)
                                --------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS)            5,628             4,012           5,182             258,204             2,412
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS:
  - Net realized gain (loss)
     on investments                  (170,378)          (51,243)         20,571                  --          (133,340)
  - Dividends from net
     realized gains on
     investments                       27,896                --              --                  --                --
------------------------------  --------------  ----------------  ----------------  ----------------  ----------------
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS                       (142,482)          (51,243)         20,571                  --          (133,340)
NET CHANGE IN UNREALIZED
   APPRECIATION OR
   DEPRECIATION ON INVESTMENTS       (320,981)          (28,010)         (1,500)                 --          (193,357)
------------------------------  --------------  ----------------  ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $    (457,835)  $       (75,241)  $      24,253     $       258,204   $      (324,285)
------------------------------  ==============  ================  ================  ================  ================


                                MFS VIT           MFS VIT       MFS VIT
                                CAPITAL           EMERGING      TOTAL
                                OPPORTUNITIES     GROWTH        RETURN
                                SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
------------------------------
YEAR ENDED DECEMBER 31, 2002
NET INVESTMENT INCOME (LOSS):
  - Dividends from investment
     income                     $           51    $         --  $    209,466
  - Mortality and expense
     guarantees:                        (1,184)        (86,841)     (101,500)
                                ----------------  ------------  ------------
NET INVESTMENT INCOME (LOSS)            (1,133)        (86,841)      107,966
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS:
  - Net realized gain (loss)
     on investments                     (4,425)     (3,151,582)     (173,843)
  - Dividends from net
     realized gains on
     investments                            --              --       166,073
------------------------------  ----------------  ------------  ------------
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS                          (4,425)     (3,151,582)       (7,770)
NET CHANGE IN UNREALIZED
   APPRECIATION OR
   DEPRECIATION ON INVESTMENTS         (44,022)     (1,707,364)     (922,201)
------------------------------  ----------------  ------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $      (49,580)   $ (4,945,787) $   (822,005)
------------------------------  ================  ============  ============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF OPERATIONS (CONTINUED)
YEAR ENDED DECEMBER 31, 2002

                                                                                                      OCC
                                                NB AMT                                                ACCUMULATION
                                MFS VIT         MID-CAP           NB AMT            NB AMT            GLOBAL
                                UTILITIES       GROWTH            PARTNERS          REGENCY           EQUITY
                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002
NET INVESTMENT INCOME (LOSS):
  - Dividends from investment
     income                     $      134,931  $             --  $         6,104   $           291   $        3,355
  - Mortality and expense
     guarantees:                       (41,379)          (56,820)          (9,624)           (3,218)          (5,393)
                                --------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS)            93,552           (56,820)          (3,520)           (2,927)          (2,038)
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS:
  - Net realized gain (loss)
     on investments                 (1,060,758)         (974,392)         (60,101)          (26,873)         (61,981)
  - Dividends from net
     realized gains on
     investments                            --                --               --                --               --
------------------------------  --------------  ----------------  ----------------  ----------------  ----------------
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS                      (1,060,758)         (974,392)         (60,101)          (26,873)         (61,981)
NET CHANGE IN UNREALIZED
   APPRECIATION OR
   DEPRECIATION ON INVESTMENTS        (520,250)       (1,622,183)        (279,177)          (30,898)         (75,974)
------------------------------  --------------  ----------------  ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $   (1,487,456) $     (2,653,395) $      (342,798)  $       (60,698)  $     (139,993)
------------------------------  ==============  ================  ================  ================  ================

                                                  PUTNAM VT     PUTNAM VT
                                OCC               GROWTH AND    HEALTH
                                ACCUMULATION      INCOME        SCIENCES
                                MANAGED           CLASS IB      CLASS IB
                                SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
------------------------------
YEAR ENDED DECEMBER 31, 2002
NET INVESTMENT INCOME (LOSS):
  - Dividends from investment
     income                     $       14,990    $     6,237   $         --
  - Mortality and expense
     guarantees:                        (6,550)        (2,856)        (1,908)
                                ----------------  ------------  ------------
NET INVESTMENT INCOME (LOSS)             8,440          3,381         (1,908)
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS:
  - Net realized gain (loss)
     on investments                    (32,357)       (37,213)       (22,793)
  - Dividends from net
     realized gains on
     investments                            --             --             --
------------------------------  ----------------  ------------  ------------
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS                         (32,357)       (37,213)       (22,793)
NET CHANGE IN UNREALIZED
   APPRECIATION OR
   DEPRECIATION ON INVESTMENTS        (142,050)       (59,622)       (24,926)
------------------------------  ----------------  ------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $     (165,967)   $   (93,454)  $    (49,627)
------------------------------  ================  ============  ============

                                SCUDDER         SCUDDER           SCUDDER
                                VIT             VIT               VIT                                 TEMPLETON
                                EAFE            EQUITY            SMALL CAP         FRANKLIN          FOREIGN
                                EQUITY INDEX    500 INDEX         INDEX             SMALL CAP         SECURITIES
                                SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002
NET INVESTMENT INCOME (LOSS):
  - Dividends from investment
     income                     $      31,731   $        403,023  $        28,253   $         1,469   $        53,391
  - Mortality and expense
     guarantees:                      (18,982)          (291,524)         (31,233)           (3,219)          (24,039)
                                --------------  ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME (LOSS)           12,749            111,499           (2,980)           (1,750)           29,352
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS:
  - Net realized gain (loss)
     on investments                  (497,155)        (2,160,048)        (435,884)          (39,933)         (279,767)
  - Dividends from net
     realized gains on
     investments                           --                 --            2,121                --                --
------------------------------  --------------  ----------------  ----------------  ----------------  ----------------
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS                       (497,155)        (2,160,048)        (433,763)          (39,933)         (279,767)
NET CHANGE IN UNREALIZED
   APPRECIATION OR
   DEPRECIATION ON INVESTMENTS        (82,397)        (7,823,611)        (496,154)          (68,614)         (367,044)
------------------------------  --------------  ----------------  ----------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $    (566,803)  $     (9,872,160) $      (932,897)  $      (110,297)  $      (617,459)
------------------------------  ==============  ================  ================  ================  ================

                                TEMPLETON         TEMPLETON                   TEMPLETON
                                FOREIGN           GLOBAL        TEMPLETON     GROWTH
                                SECURITIES        ASSET         GROWTH        SECURITIES
                                CLASS 2           ALLOCATION    SECURITIES    CLASS 2
                                SUBACCOUNT        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------
YEAR ENDED DECEMBER 31, 2002
NET INVESTMENT INCOME (LOSS):
  - Dividends from investment
     income                     $        68,885   $     6,721   $    29,328   $     24,576
  - Mortality and expense
     guarantees:                        (34,482)       (2,773)      (10,084)        (9,093)
                                ----------------  ------------  ------------  ------------
NET INVESTMENT INCOME (LOSS)             34,403         3,948        19,244         15,483
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS:
  - Net realized gain (loss)
     on investments                    (668,898)      (22,865)      (48,694)       (57,295)
  - Dividends from net
     realized gains on
     investments                             --            --        26,929         24,164
------------------------------  ----------------  ------------  ------------  ------------
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS                         (668,898)      (22,865)      (21,765)       (33,131)
NET CHANGE IN UNREALIZED
   APPRECIATION OR
   DEPRECIATION ON INVESTMENTS         (269,855)        1,484      (278,305)      (241,055)
------------------------------  ----------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                   $      (904,350)  $   (17,433)  $  (280,826)  $   (258,703)
------------------------------  ================  ============  ============  ============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2002

                           AIM           AIM                       AIM            AIM           AFIS
                           V.I.          V.I.         AIM          V.I.           V.I.          GLOBAL SMALL    AFIS
                           CAPITAL       DIVERSIFIED  V.I.         INTERNATIONAL  PREMIER       CAPITALIZATION  GROWTH
                           APPRECIATION  INCOME       GROWTH       GROWTH         EQUITY        CLASS 2         CLASS 2
                           SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   2001                    $ 3,605,846   $  554,882   $21,179,606  $  1,999,938   $ 27,660,329  $     771,196   $  7,225,221
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                    218,162       37,591      (102,561)      (10,713)      (183,081)          (207)       (40,384)
  - Net realized gain
     (loss) on
     investments               (37,136)      (8,126)   (1,125,289)     (340,342)       141,708        (41,105)     3,109,686
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments            (1,068,855)     (13,686)   (6,904,313)     (340,420)    (3,876,000)       (32,865)    (5,097,179)
-------------------------  ------------  ----------   -----------  -------------  ------------  --------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (887,829)      15,779    (8,132,163)     (691,475)    (3,917,373)       (74,177)    (2,027,877)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases      667,945      141,738    10,768,391     2,517,861     12,143,793      2,142,723     17,168,956
  - Participant
     withdrawals              (343,664)     (98,895)   (3,545,399)     (608,756)    (4,589,473)      (344,226)    (2,498,728)
-------------------------  ------------  ----------   -----------  -------------  ------------  --------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                324,281       42,843     7,222,992     1,909,105      7,554,320      1,798,497     14,670,228
-------------------------  ------------  ----------   -----------  -------------  ------------  --------------  ------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              (563,548)      58,622      (909,171)    1,217,630      3,636,947      1,724,320     12,642,351
-------------------------  ------------  ----------   -----------  -------------  ------------  --------------  ------------
NET ASSETS AT DECEMBER
   31, 2001                  3,042,298      613,504    20,270,435     3,217,568     31,297,276      2,495,516     19,867,572
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                    (21,331)      43,192      (132,089)       (5,805)      (115,205)        (2,424)      (171,370)
  - Net realized gain
     (loss) on
     investments              (198,159)     (13,038)   (2,800,473)   (1,056,505)    (2,336,650)      (257,523)    (2,159,168)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (571,949)     (21,421)   (3,630,495)      539,711     (7,417,910)      (537,148)    (3,983,871)
-------------------------  ------------  ----------   -----------  -------------  ------------  --------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (791,439)       8,733    (6,563,057)     (522,599)    (9,869,765)      (797,095)    (6,314,409)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases      520,172      105,776     5,570,167     1,443,080      6,562,395      2,674,724     15,030,909
  - Participant
     withdrawals              (449,810)     (85,448)   (4,762,720)     (807,545)    (5,849,472)      (714,380)    (4,274,261)
-------------------------  ------------  ----------   -----------  -------------  ------------  --------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 70,362       20,328       807,447       635,535        712,923      1,960,344     10,756,648
-------------------------  ------------  ----------   -----------  -------------  ------------  --------------  ------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              (721,077)      29,061    (5,755,610)      112,936     (9,156,842)     1,163,249      4,442,239
-------------------------  ------------  ----------   -----------  -------------  ------------  --------------  ------------
NET ASSETS AT DECEMBER
   31, 2002                $ 2,321,221   $  642,565   $14,514,825  $  3,330,504   $ 22,140,434  $   3,658,765   $ 24,309,811
=========================  ============  ==========   ===========  =============  ============  ==============  ============

                           AFIS
                           GROWTH-
                           INCOME
                           CLASS 2
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   2001                    $  2,429,210
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                      86,069
  - Net realized gain
     (loss) on
     investments                756,579
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               (729,386)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   113,262
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases    12,584,079
  - Participant
     withdrawals             (1,271,874)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS              11,312,205
-------------------------  ------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS             11,425,467
-------------------------  ------------
NET ASSETS AT DECEMBER
   31, 2001                  13,854,677
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                      73,254
  - Net realized gain
     (loss) on
     investments               (836,705)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments             (3,089,232)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                (3,852,683)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases    14,999,039
  - Participant
     withdrawals             (3,396,983)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS              11,602,056
-------------------------  ------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              7,749,373
-------------------------  ------------
NET ASSETS AT DECEMBER
   31, 2002                $ 21,604,050
=========================  ============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 2001 AND 2002

                                                                                                    BARON
                                          AVPSF                                                     CAPITAL
                           AFIS           ALLIANCEBERNSTEIN  AVPSF          AVPSF                   ASSET       DELAWARE
                           INTERNATIONAL  SMALL CAP          GROWTH AND     PREMIER     AVPSF       INSURANCE   VIP
                           CLASS 2        VALUE              INCOME         GROWTH      TECHNOLOGY  SHARES      DEVON
                           SUBACCOUNT     SUBACCOUNT         SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   2001                    $         --   $          --      $         --   $      --   $      --   $  992,081  $ 300,741
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                        (167)            (88)             (400)        (36)        (24)     (13,171)      (300)
  - Net realized gain
     (loss) on
     investments                     (5)            233                82          16          13       10,141    (16,195)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                  3,755           6,159             7,363       1,024         807      261,352    (14,853)
-------------------------  -------------  -----------------  -------------  ----------  ----------  ----------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                     3,583           6,304             7,045       1,004         796      258,322    (31,348)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases       260,280          97,228           753,634      83,691      22,789    2,098,330     96,179
  - Participant
     withdrawals                 (9,113)         (4,530)          (26,318)     (3,227)     (1,701)    (425,611)   (31,854)
-------------------------  -------------  -----------------  -------------  ----------  ----------  ----------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 251,167          92,698           727,316      80,464      21,088    1,672,719     64,325
-------------------------  -------------  -----------------  -------------  ----------  ----------  ----------  ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                254,750          99,002           734,361      81,468      21,884    1,931,041     32,977
-------------------------  -------------  -----------------  -------------  ----------  ----------  ----------  ----------
NET ASSETS AT DECEMBER
   31, 2001                     254,750          99,002           734,361      81,468      21,884    2,923,122    333,718
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                      16,861          (4,651)             (273)     (3,268)     (1,161)     (27,700)       582
  - Net realized gain
     (loss) on
     investments                (48,549)        (13,084)         (165,925)    (23,419)     (8,125)     (23,393)   (17,492)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               (142,313)        (81,233)         (462,501)   (121,388)    (57,225)    (546,125)   (86,726)
-------------------------  -------------  -----------------  -------------  ----------  ----------  ----------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  (174,001)        (98,968)         (628,699)   (148,075)    (66,511)    (597,218)  (103,636)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     2,365,274       1,489,989         2,769,948     723,963     347,826    1,867,570    155,324
  - Participant
     withdrawals               (185,844)       (122,442)         (262,162)    (52,233)    (18,976)    (683,013)   (46,035)
-------------------------  -------------  -----------------  -------------  ----------  ----------  ----------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               2,179,430       1,367,547         2,507,786     671,730     328,850    1,184,557    109,289
-------------------------  -------------  -----------------  -------------  ----------  ----------  ----------  ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              2,005,429       1,268,579         1,879,087     523,655     262,339      587,339      5,653
-------------------------  -------------  -----------------  -------------  ----------  ----------  ----------  ----------
NET ASSETS AT DECEMBER
   31, 2002                $  2,260,179   $   1,367,581      $  2,613,448   $ 605,123   $ 284,223   $3,510,461  $ 339,371
=========================  =============  =================  =============  ==========  ==========  ==========  ==========


                           DELAWARE
                           VIP
                           EMERGING
                           MARKETS
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   2001                    $1,137,181
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                    (4,835)
  - Net realized gain
     (loss) on
     investments              (83,705)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              144,753
-------------------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  56,213
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     737,309
  - Participant
     withdrawals             (259,103)
-------------------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               478,206
-------------------------  ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              534,419
-------------------------  ----------
NET ASSETS AT DECEMBER
   31, 2001                 1,671,600
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                    33,331
  - Net realized gain
     (loss) on
     investments               47,320
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (16,049)
-------------------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  64,602
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     539,303
  - Participant
     withdrawals             (280,900)
-------------------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               258,403
-------------------------  ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              323,005
-------------------------  ----------
NET ASSETS AT DECEMBER
   31, 2002                $1,994,605
=========================  ==========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 2001 AND 2002

                                       DELAWARE                DELAWARE                  DELAWARE    FIDELITY    FIDELITY
                           DELAWARE    VIP         DELAWARE    VIP          DELAWARE     VIP         VIP         VIP
                           VIP         LARGE       VIP         SMALL        VIP          U.S.        ASSET       CONTRAFUND
                           HIGH YIELD  CAP VALUE   REIT        CAP VALUE    TREND        GROWTH      MANAGER     SERVICE CLASS
                           SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   2001                    $  628,147  $      --   $  439,627  $ 5,484,045  $11,321,527  $     --    $ 907,283    $ 8,215,270
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                    72,388        (13)       4,148        3,474      (87,978)       (8)      28,390        (16,790)
  - Net realized gain
     (loss) on
     investments              (90,590)         8       23,566      150,851     (485,973)        9       (7,743)         5,855
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (40,817)       397       84,538      675,706   (1,111,266)      325      (64,795)    (1,103,728)
-------------------------  ----------  ----------  ----------  -----------  -----------  ----------  ----------   -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (59,019)       392      112,252      830,031   (1,685,217)      326      (44,148)    (1,114,663)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     933,546     21,815    1,633,750    5,132,630    6,695,814     3,617      165,261      6,327,804
  - Participant
     withdrawals             (246,352)    (1,508)    (242,021)  (1,132,843)  (2,362,986)     (381)    (151,027)    (1,775,486)
-------------------------  ----------  ----------  ----------  -----------  -----------  ----------  ----------   -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               687,194     20,307    1,391,729    3,999,787    4,332,828     3,236       14,234      4,552,318
-------------------------  ----------  ----------  ----------  -----------  -----------  ----------  ----------   -----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              628,175     20,699    1,503,981    4,829,818    2,647,611     3,562      (29,914)     3,437,655
-------------------------  ----------  ----------  ----------  -----------  -----------  ----------  ----------   -----------
NET ASSETS AT DECEMBER
   31, 2001                 1,256,322     20,699    1,943,608   10,313,863   13,969,138     3,562      877,369     11,652,925
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                   152,372       (563)      37,314      (37,625)     (97,311)     (105)      24,532         (9,640)
  - Net realized gain
     (loss) on
     investments             (163,921)    (1,720)      36,069      611,280     (919,186)   (1,025)     (41,555)      (350,515)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               78,832     (6,511)    (186,436)  (1,544,616)  (1,917,532)   (7,362)     (67,045)      (860,838)
-------------------------  ----------  ----------  ----------  -----------  -----------  ----------  ----------   -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  67,283     (8,794)    (113,053)    (970,961)  (2,934,029)   (8,492)     (84,068)    (1,220,993)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases   1,331,308    478,239    4,062,237    6,693,396    3,968,001    45,983      135,063      4,191,405
  - Participant
     withdrawals             (355,934)   (49,767)    (633,850)  (2,791,630)  (3,256,310)   (7,431)    (157,307)    (2,782,148)
-------------------------  ----------  ----------  ----------  -----------  -----------  ----------  ----------   -----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               975,374    428,472    3,428,387    3,901,766      711,691    38,552      (22,244)     1,409,257
-------------------------  ----------  ----------  ----------  -----------  -----------  ----------  ----------   -----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS            1,042,657    419,678    3,315,334    2,930,805   (2,222,338)   30,060     (106,312)       188,264
-------------------------  ----------  ----------  ----------  -----------  -----------  ----------  ----------   -----------
NET ASSETS AT DECEMBER
   31, 2002                $2,298,979  $ 440,377   $5,258,942  $13,244,668  $11,746,800  $ 33,622    $ 771,057    $11,841,189
=========================  ==========  ==========  ==========  ===========  ===========  ==========  ==========   ===========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 2001 AND 2002

                                        FIDELITY                      FIDELITY       FIDELITY
                           FIDELITY     VIP            FIDELITY       VIP            VIP            FIDELITY     FIDELITY
                           VIP          EQUITY-        VIP            GROWTH         HIGH           VIP          VIP
                           EQUITY-      INCOME         GROWTH         OPPORTUNITIES  INCOME         INVESTMENT   OVERSEAS
                           INCOME       SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  GRADE BOND   SERVICE CLASS
                           SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   2001                    $ 5,181,284  $         --   $  1,129,092   $  3,742,978   $    462,930   $ 2,788,749  $         --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     46,466           (69)       (17,371)       (19,679)        65,948       130,660           (34)
  - Net realized gain
     (loss) on
     investments               189,948             5         13,940       (155,649)       (63,212)       14,147            13
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (534,784)        2,802       (352,036)      (404,657)      (161,147)       71,719           770
-------------------------  -----------  -------------  ------------   -------------  -------------  -----------  -------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (298,370)        2,738       (355,467)      (579,985)      (158,411)      216,526           749
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases      757,352       148,256      2,959,080      1,861,826      1,520,708       501,887        45,733
  - Participant
     withdrawals              (818,217)      (10,554)      (500,347)      (799,296)      (210,351)     (320,938)       (2,551)
-------------------------  -----------  -------------  ------------   -------------  -------------  -----------  -------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                (60,865)      137,702      2,458,733      1,062,530      1,310,357       180,949        43,182
-------------------------  -----------  -------------  ------------   -------------  -------------  -----------  -------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              (359,235)      140,440      2,103,266        482,545      1,151,946       397,475        43,931
-------------------------  -----------  -------------  ------------   -------------  -------------  -----------  -------------
NET ASSETS AT DECEMBER
   31, 2001                  4,822,049       140,440      3,232,358      4,225,523      1,614,876     3,186,224        43,931
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     40,960        (2,921)       (21,244)         5,278        195,249       100,284          (999)
  - Net realized gain
     (loss) on
     investments               (48,748)      (35,140)      (241,564)      (312,270)      (219,134)       47,412         9,075
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (860,327)     (144,431)      (876,186)      (649,106)        41,795       171,063        (6,262)
-------------------------  -----------  -------------  ------------   -------------  -------------  -----------  -------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (868,115)     (182,492)    (1,138,994)      (956,098)        17,910       318,759         1,814
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases      636,736     1,386,036      1,849,580      1,129,274        346,683       588,662       217,541
  - Participant
     withdrawals              (550,396)     (139,925)      (658,481)      (931,255)      (329,469)     (501,410)      (53,372)
-------------------------  -----------  -------------  ------------   -------------  -------------  -----------  -------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 86,340     1,246,111      1,191,099        198,019         17,214        87,252       164,169
-------------------------  -----------  -------------  ------------   -------------  -------------  -----------  -------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              (781,775)    1,063,619         52,105       (758,079)        35,124       406,011       165,983
-------------------------  -----------  -------------  ------------   -------------  -------------  -----------  -------------
NET ASSETS AT DECEMBER
   31, 2002                $ 4,040,274  $  1,204,059   $  3,284,463   $  3,467,444   $  1,650,000   $ 3,592,235  $    209,914
=========================  ===========  =============  ============   =============  =============  ===========  =============

                           JANUS
                           ASPEN
                           SERIES
                           AGGRESSIVE
                           GROWTH
                           SERVICE SHARES
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   2001                    $           --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                           (33)
  - Net realized gain
     (loss) on
     investments                       47
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                    1,458
-------------------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                       1,472
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases          60,550
  - Participant
     withdrawals                   (6,512)
-------------------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                    54,038
-------------------------  --------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                   55,510
-------------------------  --------------
NET ASSETS AT DECEMBER
   31, 2001                        55,510
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                        (1,045)
  - Net realized gain
     (loss) on
     investments                  (14,407)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                  (16,560)
-------------------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                     (32,012)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases         345,525
  - Participant
     withdrawals                 (103,911)
-------------------------  --------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                   241,614
-------------------------  --------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                  209,602
-------------------------  --------------
NET ASSETS AT DECEMBER
   31, 2002                $      265,112
=========================  ==============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 2001 AND 2002

                                                          JANUS                         JANUS
                                          JANUS           ASPEN           JANUS         ASPEN
                           JANUS          ASPEN           SERIES          ASPEN         SERIES
                           ASPEN          SERIES          GLOBAL          SERIES        WORLDWIDE       LN
                           SERIES         BALANCED        TECHNOLOGY      WORLDWIDE     GROWTH          AGGRESSIVE  LN
                           BALANCED       SERVICE SHARES  SERVICE SHARES  GROWTH        SERVICE SHARES  GROWTH      BOND
                           SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT    SUBACCOUNT      SUBACCOUNT  SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   2001                    $  12,165,119  $          --   $     821,308   $ 17,576,919  $          --   $     --    $  9,772,955
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                      286,703          3,329          (2,388)       (46,657)           (96)        (8)        648,957
  - Net realized gain
     (loss) on
     investments                (178,380)             5        (225,309)      (608,287)           547         (4)         67,300
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                (822,118)          (678)       (570,229)    (4,121,807)        20,633        417         310,194
-------------------------  -------------  --------------  --------------  ------------  --------------  ----------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   (713,795)         2,656        (797,926)    (4,776,751)        21,084        405       1,026,451
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases      7,300,928        513,698       2,364,280     10,767,892        573,570      3,150      10,437,329
  - Participant
     withdrawals              (2,486,848)       (34,167)       (369,261)    (3,353,764)       (21,030)      (339)     (2,258,797)
-------------------------  -------------  --------------  --------------  ------------  --------------  ----------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                4,814,080        479,531       1,995,019      7,414,128        552,540      2,811       8,178,532
-------------------------  -------------  --------------  --------------  ------------  --------------  ----------  ------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS               4,100,285        482,187       1,197,093      2,637,377        573,624      3,216       9,204,983
-------------------------  -------------  --------------  --------------  ------------  --------------  ----------  ------------
NET ASSETS AT DECEMBER
   31, 2001                   16,265,404        482,187       2,018,401     20,214,296        573,624      3,216      18,977,938
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                      251,769         30,288         (11,590)        19,204            (91)      (193)      1,000,088
  - Net realized gain
     (loss) on
     investments                (472,657)       (10,648)       (698,292)    (2,076,366)       (44,923)    (1,933)        292,366
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                (951,186)      (156,717)       (180,439)    (3,189,270)      (371,799)    (7,294)        739,514
-------------------------  -------------  --------------  --------------  ------------  --------------  ----------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (1,172,074)      (137,077)       (890,321)    (5,246,432)      (416,813)    (9,420)      2,031,968
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases      2,997,140      2,400,034         527,360      4,401,412      1,774,728     51,386      11,311,281
  - Participant
     withdrawals              (3,617,987)      (283,025)       (661,240)    (5,201,888)      (224,145)    (5,533)     (5,202,119)
-------------------------  -------------  --------------  --------------  ------------  --------------  ----------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 (620,847)     2,117,009        (133,880)      (800,476)     1,550,583     45,853       6,109,162
-------------------------  -------------  --------------  --------------  ------------  --------------  ----------  ------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              (1,792,921)     1,979,932      (1,024,201)    (6,046,908)     1,133,770     36,433       8,141,130
-------------------------  -------------  --------------  --------------  ------------  --------------  ----------  ------------
NET ASSETS AT DECEMBER
   31, 2002                $  14,472,483  $   2,462,119   $     994,200   $ 14,167,388  $   1,707,394   $ 39,649    $ 27,119,068
=========================  =============  ==============  ==============  ============  ==============  ==========  ============


                           LN
                           CAPITAL
                           APPRECIATION
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   2001                    $  6,312,119
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     (56,817)
  - Net realized gain
     (loss) on
     investments                233,559
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments             (2,327,332)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                (2,150,590)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     4,651,919
  - Participant
     withdrawals             (1,317,657)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               3,334,262
-------------------------  ------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              1,183,672
-------------------------  ------------
NET ASSETS AT DECEMBER
   31, 2001                   7,495,791
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     (51,881)
  - Net realized gain
     (loss) on
     investments               (875,618)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments             (1,185,059)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                (2,112,558)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     2,029,814
  - Participant
     withdrawals             (1,853,742)
-------------------------  ------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 176,072
-------------------------  ------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS             (1,936,486)
-------------------------  ------------
NET ASSETS AT DECEMBER
   31, 2002                $  5,559,305
=========================  ============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 2001 AND 2002

                                        LN
                           LN           GLOBAL                     LN             LN            MFS VIT        MFS VIT
                           EQUITY-      ASSET       LN             MONEY          SOCIAL        CAPITAL        EMERGING
                           INCOME       ALLOCATION  INTERNATIONAL  MARKET         AWARENESS     OPPORTUNITIES  GROWTH
                           SUBACCOUNT   SUBACCOUNT  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   2001                    $   853,840  $ 204,176   $        --    $  29,320,521  $    993,040  $        --    $  15,798,263
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     11,217       (641)           12          849,933            67          (79)        (108,274)
  - Net realized gain
     (loss) on
     investments                25,463      2,846            (3)              --       196,568          121          (20,035)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (141,147)   (19,228)          378               --      (298,823)       3,481       (5,854,580)
-------------------------  -----------  ----------  -------------  -------------  ------------  -------------  -------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (104,467)   (17,023)          387          849,933      (102,188)       3,523       (5,982,889)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases    2,289,785    387,549        16,743       92,487,427       667,177      103,700        6,771,089
  - Participant
     withdrawals              (411,898)   (54,589)         (443)     (80,946,313)     (201,564)      (6,104)      (2,386,725)
-------------------------  -----------  ----------  -------------  -------------  ------------  -------------  -------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS              1,877,887    332,960        16,300       11,541,114       465,613       97,596        4,384,364
-------------------------  -----------  ----------  -------------  -------------  ------------  -------------  -------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS             1,773,420    315,937        16,687       12,391,047       363,425      101,119       (1,598,525)
-------------------------  -----------  ----------  -------------  -------------  ------------  -------------  -------------
NET ASSETS AT DECEMBER
   31, 2001                  2,627,260    520,113        16,687       41,711,568     1,356,465      101,119       14,199,738
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                      5,628      4,012         5,182          258,204         2,412       (1,133)         (86,841)
  - Net realized gain
     (loss) on
     investments              (142,482)   (51,243)       20,571               --      (133,340)      (4,425)      (3,151,582)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (320,981)   (28,010)       (1,500)              --      (193,357)     (44,022)      (1,707,364)
-------------------------  -----------  ----------  -------------  -------------  ------------  -------------  -------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (457,835)   (75,241)       24,253          258,204      (324,285)     (49,580)      (4,945,787)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases      754,653    185,179       371,664       62,734,905       298,547      211,305        3,332,619
  - Participant
     withdrawals              (676,284)  (130,696)      (48,904)     (49,980,324)     (207,377)     (43,013)      (3,848,596)
-------------------------  -----------  ----------  -------------  -------------  ------------  -------------  -------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 78,369     54,483       322,760       12,754,581        91,170      168,292         (515,977)
-------------------------  -----------  ----------  -------------  -------------  ------------  -------------  -------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              (379,466)   (20,758)      347,013       13,012,785      (233,115)     118,712       (5,461,764)
-------------------------  -----------  ----------  -------------  -------------  ------------  -------------  -------------
NET ASSETS AT DECEMBER
   31, 2002                $ 2,247,794  $ 499,355   $   363,700    $  54,724,353  $  1,123,350  $   219,831    $   8,737,974
=========================  ===========  ==========  =============  =============  ============  =============  =============


                           MFS VIT
                           TOTAL
                           RETURN
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   2001                    $   4,572,494
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                       73,751
  - Net realized gain
     (loss) on
     investments                 200,930
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                (237,790)
-------------------------  -------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                     36,891
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases      7,713,825
  - Participant
     withdrawals              (1,351,506)
-------------------------  -------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                6,362,319
-------------------------  -------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS               6,399,210
-------------------------  -------------
NET ASSETS AT DECEMBER
   31, 2001                   10,971,704
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                      107,966
  - Net realized gain
     (loss) on
     investments                  (7,770)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                (922,201)
-------------------------  -------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   (822,005)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases      5,276,836
  - Participant
     withdrawals              (2,037,156)
-------------------------  -------------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                3,239,680
-------------------------  -------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS               2,417,675
-------------------------  -------------
NET ASSETS AT DECEMBER
   31, 2002                $  13,389,379
=========================  =============

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 2001 AND 2002

                                                                                   OCC                         PUTNAM VT
                                          NB AMT                                   ACCUMULATION  OCC           GROWTH AND
                           MFS VIT        MID-CAP        NB AMT        NB AMT      GLOBAL        ACCUMULATION  INCOME
                           UTILITIES      GROWTH         PARTNERS      REGENCY     EQUITY        MANAGED       CLASS IB
                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   2001                    $   5,566,448  $   4,748,019  $    630,928  $      --   $  808,453    $  889,943    $      --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                      133,814        (50,059)       (4,850)       (79)      (5,965)       13,416         (160)
  - Net realized gain
     (loss) on
     investments                 261,528       (279,650)       15,420        167       (9,918)       (2,279)          35
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (2,049,549)    (1,234,341)      (22,302)     4,419     (102,736)      (62,162)       6,709
-------------------------  -------------  -------------  ------------  ----------  ------------  ------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (1,654,207)    (1,564,050)      (11,732)     4,507     (118,619)      (51,025)       6,584
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases      3,775,039      6,159,698       880,734     90,740      181,961       150,905      282,922
  - Participant
     withdrawals              (1,433,114)    (1,318,888)     (221,676)    (2,913)    (128,855)     (129,554)      (7,566)
-------------------------  -------------  -------------  ------------  ----------  ------------  ------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                2,341,925      4,840,810       659,058     87,827       53,106        21,351      275,356
-------------------------  -------------  -------------  ------------  ----------  ------------  ------------  ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                 687,718      3,276,760       647,326     92,334      (65,513)      (29,674)     281,940
-------------------------  -------------  -------------  ------------  ----------  ------------  ------------  ----------
NET ASSETS AT DECEMBER
   31, 2001                    6,254,166      8,024,779     1,278,254     92,334      742,940       860,269      281,940
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                       93,552        (56,820)       (3,520)    (2,927)      (2,038)        8,440        3,381
  - Net realized gain
     (loss) on
     investments              (1,060,758)      (974,392)      (60,101)   (26,873)     (61,981)      (32,357)     (37,213)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                (520,250)    (1,622,183)     (279,177)   (30,898)     (75,974)     (142,050)     (59,622)
-------------------------  -------------  -------------  ------------  ----------  ------------  ------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (1,487,456)    (2,653,395)     (342,798)   (60,698)    (139,993)     (165,967)     (93,454)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases      1,731,435      2,824,027       439,172    821,496      113,199       177,989      496,776
  - Participant
     withdrawals              (1,508,446)    (1,626,504)     (310,244)   (69,888)    (142,632)     (155,072)     (64,132)
-------------------------  -------------  -------------  ------------  ----------  ------------  ------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                  222,989      1,197,523       128,928    751,608      (29,433)       22,917      432,644
-------------------------  -------------  -------------  ------------  ----------  ------------  ------------  ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              (1,264,467)    (1,455,872)     (213,870)   690,910     (169,426)     (143,050)     339,190
-------------------------  -------------  -------------  ------------  ----------  ------------  ------------  ----------
NET ASSETS AT DECEMBER
   31, 2002                $   4,989,699  $   6,568,907  $  1,064,384  $ 783,244   $  573,514    $  717,219    $ 621,130
=========================  =============  =============  ============  ==========  ============  ============  ==========

                           PUTNAM VT
                           HEALTH
                           SCIENCES
                           CLASS IB
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   2001                    $      --
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     (126)
  - Net realized gain
     (loss) on
     investments                   6
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               1,044
-------------------------  ---------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                    924
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases    123,317
  - Participant
     withdrawals              (3,765)
-------------------------  ---------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS              119,552
-------------------------  ---------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS             120,476
-------------------------  ---------
NET ASSETS AT DECEMBER
   31, 2001                  120,476
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                   (1,908)
  - Net realized gain
     (loss) on
     investments             (22,793)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments             (24,926)
-------------------------  ---------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                (49,627)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases    339,686
  - Participant
     withdrawals             (41,410)
-------------------------  ---------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS              298,276
-------------------------  ---------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS             248,649
-------------------------  ---------
NET ASSETS AT DECEMBER
   31, 2002                $ 369,125
=========================  =========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 2001 AND 2002

                           SCUDDER       SCUDDER      SCUDDER                              TEMPLETON   TEMPLETON
                           VIT           VIT          VIT                      TEMPLETON   FOREIGN     GLOBAL      TEMPLETON
                           EAFE          EQUITY       SMALL        FRANKLIN    FOREIGN     SECURITIES  ASSET       GROWTH
                           EQUITY INDEX  500 INDEX    CAP INDEX    SMALL CAP   SECURITIES  CLASS 2     ALLOCATION  SECURITIES
                           SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   2001                    $ 1,472,530   $30,840,024  $ 2,152,155  $      --   $3,812,973  $3,584,026  $ 389,441   $  621,280
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                    (12,981)       47,845          421       (132)      74,816      80,541      2,384        7,516
  - Net realized gain
     (loss) on
     investments              (198,137)     (555,973)     142,038        255      645,017     531,001     20,527      102,222
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (252,785)   (3,822,243)     (37,140)     7,702   (1,344,538) (1,285,378)   (64,847)    (111,737)
-------------------------  ------------  -----------  -----------  ----------  ----------  ----------  ----------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (463,903)   (4,330,371)     105,319      7,825     (624,705)   (673,836)   (41,936)      (1,999)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases    1,874,677    15,663,132    2,138,772    164,889      625,281   2,427,431     52,950      452,802
  - Participant
     withdrawals              (392,888)   (4,401,087)    (476,569)    (9,008)    (590,781)   (707,067)   (53,485)     (76,406)
-------------------------  ------------  -----------  -----------  ----------  ----------  ----------  ----------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS              1,481,789    11,262,045    1,662,203    155,881       34,500   1,720,364       (535)     376,396
-------------------------  ------------  -----------  -----------  ----------  ----------  ----------  ----------  ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS             1,017,886     6,931,674    1,767,522    163,706     (590,205)  1,046,528    (42,471)     374,397
-------------------------  ------------  -----------  -----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT DECEMBER
   31, 2001                  2,490,416    37,771,698    3,919,677    163,706    3,222,768   4,630,554    346,970      995,677
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     12,749       111,499       (2,980)    (1,750)      29,352      34,403      3,948       19,244
  - Net realized gain
     (loss) on
     investments              (497,155)   (2,160,048)    (433,763)   (39,933)    (279,767)   (668,898)   (22,865)     (21,765)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments               (82,397)   (7,823,611)    (496,154)   (68,614)    (367,044)   (269,855)     1,484     (278,305)
-------------------------  ------------  -----------  -----------  ----------  ----------  ----------  ----------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                 (566,803)   (9,872,160)    (932,897)  (110,297)    (617,459)   (904,350)   (17,433)    (280,826)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases      952,822    14,506,174    1,685,614    812,337      575,803   1,216,556     84,016    1,058,769
  - Participant
     withdrawals              (908,066)   (6,959,558)  (1,045,684)  (102,844)    (585,862)   (913,119)   (58,480)    (225,257)
-------------------------  ------------  -----------  -----------  ----------  ----------  ----------  ----------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                 44,756     7,546,616      639,930    709,493      (10,059)    303,437     25,536      833,512
-------------------------  ------------  -----------  -----------  ----------  ----------  ----------  ----------  ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              (522,047)   (2,325,544)    (292,967)   599,196     (627,518)   (600,913)     8,103      552,686
-------------------------  ------------  -----------  -----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT DECEMBER
   31, 2002                $ 1,968,369   $35,446,154  $ 3,626,710  $ 762,902   $2,595,250  $4,029,641  $ 355,073   $1,548,363
=========================  ============  ===========  ===========  ==========  ==========  ==========  ==========  ==========

                           TEMPLETON
                           GROWTH
                           SECURITIES
                           CLASS 2
                           SUBACCOUNT
-------------------------
NET ASSETS AT JANUARY 1,
   2001                    $  405,161
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                     6,100
  - Net realized gain
     (loss) on
     investments               73,061
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              (79,700)
-------------------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                    (539)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     669,673
  - Participant
     withdrawals             (172,737)
-------------------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               496,936
-------------------------  ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              496,397
-------------------------  ----------
NET ASSETS AT DECEMBER
   31, 2001                   901,558
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                    15,483
  - Net realized gain
     (loss) on
     investments              (33,131)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments             (241,055)
-------------------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS                (258,703)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases     979,394
  - Participant
     withdrawals             (245,378)
-------------------------  ----------
NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS               734,016
-------------------------  ----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              475,313
-------------------------  ----------
NET ASSETS AT DECEMBER
   31, 2002                $1,376,871
=========================  ==========

See accompanying notes.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION
   THE VARIABLE ACCOUNT: Lincoln Life Flexible Premium Variable Life Account M (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (Lincoln Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on June 18, 1998, are part of the operations of Lincoln Life. The Variable Account consists of nine variable universal life
   (VUL) products which are listed below.

      -  VUL I
      -  VUL-CV
      -  VUL-CV II
      -  VUL-CV II Elite
      -  VUL-CV III
      -  VUL-DB
      -  VUL-DB Elite
      -  VUL-DB II
      -  VUL-Money Guard

   The assets of the Variable Account are owned by Lincoln Life. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of Lincoln Life.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

   INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of one of sixty five mutual funds (the Funds) of fourteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

   AIM Variable Insurance Funds (AIM V.I.):
     AIM V.I. Capital Appreciation Fund (Series I)
     AIM V.I. Diversified Income Fund (Series I)
     AIM V.I. Growth Fund (Series I)
     AIM V.I. International Growth Fund (Series I)
     AIM V.I. Premier Equity Fund (Series I)

   American Funds Insurance Series (AFIS):
     AFIS Global Small Capitalization Fund (Class 2)
     AFIS Growth Fund (Class 2)
     AFIS Growth -- Income Fund (Class 2)
     AFIS International Fund (Class 2)

   Alliance Variable Products Series Fund, Inc. (AVPSF):
     AVPSF AllianceBernstein Small Cap Value Portfolio (Class A)
     AVPSF Growth and Income Portfolio (Class A)
     AVPSF Premier Growth Portfolio (Class A)
     AVPSF Technology Portfolio (Class A)

   Baron Capital Funds Trust:
     Baron Capital Asset Fund Insurance Shares

   Delaware VIP Trust (Delaware VIP)*:
     Delaware VIP Devon Series (Standard Class)
     Delaware VIP Emerging Markets Series (Standard Class)
     Delaware VIP High Yield Series (Standard Class)
     Delaware VIP Large Cap Value Series (Standard Class)
     Delaware VIP REIT Series (Standard Class)
     Delaware VIP Small Cap Value Series (Standard Class)
     Delaware VIP Trend Series (Standard Class)
     Delaware VIP U.S. Growth Series (Standard Class)

   Fidelity Variable Insurance Products Fund (Fidelity VIP):
     Asset Manager Portfolio
     Contrafund Portfolio (Service Class)
     Equity-Income Portfolio
     Equity-Income Portfolio (Service Class)
     Growth Portfolio (Service Class)
     Growth Opportunities Portfolio (Service Class)
     High Income Portfolio (Service Class)
     Investment Grade Bond Portfolio
     Overseas Portfolio (Service Class)

   Janus Aspen Series:
     Janus Aspen Series Aggressive Growth Portfolio (Service Shares) Janus Aspen Series Balanced Portfolio
     Janus Aspen Series Balanced Portfolio (Service Shares)
     Janus Aspen Series Global Technology Portfolio (Service Shares) Janus Aspen Series Worldwide Growth Portfolio
     Janus Aspen Series Worldwide Growth Portfolio (Service Shares)

   Lincoln National (LN)*:
     LN Aggressive Growth Fund, Inc.
     LN Bond Fund, Inc.
     LN Capital Appreciation Fund, Inc.
     LN Equity-Income Fund, Inc.
     LN Global Asset Allocation Fund, Inc.
     LN International Fund, Inc.
     LN Money Market Fund, Inc.
     LN Social Awareness Fund, Inc.

   MFS Variable Insurance Trust (MFS VIT):
     MFS VIT Capital Opportunities Series (Initial Class)
     MFS VIT Emerging Growth Series (Initial Class)
     MFS VIT Total Return Series (Initial Class)
     MFS VIT Utilities Series (Initial Class)

   Neuberger Berman Advisers Management Trust (NB AMT):
     NB AMT Mid-Cap Growth Portfolio
     NB AMT Partners Portfolio
     NB AMT Regency Portfolio

   OCC Accumulation Trust (OCC Accumulation):
     OCC Accumulation Global Equity Portfolio
     OCC Accumulation Managed Portfolio

   Putnam Variable Trust (Putnam VT):
     Putnam VT Growth and Income Fund (Class IB)
     Putnam VT Health Sciences Fund (Class IB)

   Scudder VIT Funds (Scudder VIT):
     Scudder VIT EAFE Equity Index Fund
     Scudder VIT Equity 500 Index Fund
     Scudder VIT Small Cap Index Fund

   Franklin Templeton Variable Insurance Products Trust:
     Franklin Small Cap Fund (Class 1)
     Templeton Foreign Securities Fund (Class 1)
     Templeton Foreign Securities Fund (Class 2)
     Templeton Global Asset Allocation Fund (Class 1)
     Templeton Growth Securities Fund (Class 1)
     Templeton Growth Securities Fund (Class 2)

   * Denotes an affiliate of The Lincoln National Life Insurance Company

   Investments in the Funds are stated at the closing net asset value per share on December 31, 2002, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

   Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION (CONTINUED)
   DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the variable subaccounts on the payable date. Dividend income is recorded on the ex-dividend date.

   FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of Lincoln Life, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES Amounts are paid to Lincoln Life for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The rates are as follows for the nine policy types within the Variable Account:

      - VUL I -- annual rate of .80% for policy years one through twelve and .55% thereafter.
      - VUL-CV -- annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
      - VUL-CV II -- annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
      - VUL-CV II Elite -- annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
      - VUL-CV III -- annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
      - VUL-DB -- annual rate of .90% for policy years one through nineteen and .20% thereafter.
      - VUL-DB Elite -- annual rate of .90% for policy years one through nineteen and .20% thereafter.
      - VUL-DB II -- annual rate of .90% for policy years one through nineteen and .20% thereafter.
      -  VUL-Money Guard -- annual rate of 1.00%

   Prior to the allocation of premiums to the Variable Account, Lincoln Life deducts a premium load of 5% (3.5% for VUL-Money Guard) of each premium payment to cover state taxes and federal income tax liabilities and a portion of the sales expenses incurred by Lincoln Life. The premium loads for the years ended December 31, 2002 and 2001 amounted to $7,080,778 and $8,597,521, respectively.

   Lincoln Life charges a monthly administrative fee for items such as premium billings and collection, policy value calculation, confirmations and periodic reports. Administrative fees for the years ended December 31, 2002 and 2001 totaled $4,802,830 and $4,459,874, respectively. The fees are as follows for the nine policy types within the Variable Account.

      - VUL I, VUL-CV, VUL-CV II, VUL-CV II Elite and VUL -CV III are currently $15 per month for the first policy year and $5 per month thereafter, guaranteed not to exceed $10 after the first policy year.
      - VUL-DB, VUL-DB Elite and VUL-DB II is currently at $10 per month and during the first two policy years, a monthly charge per $1,000 of specified amount.
      - VUL-Money Guard are currently $6 per month, guaranteed not to exceed $8 per month.

   Lincoln Life assumes responsibility for providing the insurance benefit included in the policy. Lincoln Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable subaccount and/or fixed account funding option. The fixed account is part of the general account of Lincoln Life and is not included in these financial statements. The cost of insurance charges for the years ended December 31, 2002 and 2001 amounted to $46,001,635 and $38,793,458, respectively.

   Under certain circumstances, Lincoln Life reserves the right to charge a transfer fee of $25 for each transfer after the twelfth transfer per year between variable subaccounts. No such fees were deducted for the years ended December 31, 2002 and 2001.

   Lincoln Life, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the amount of the death benefit, the amount of premium payments made during the first two policy years and the age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. A surrender charge is imposed on partial surrenders, a 2% charge on the amount withdrawn is imposed, allocated pro-rata among the variable subaccounts (and, where applicable, the fixed account) from which the partial surrender charge is not to exceed $25 per partial surrender. Full surrender charges and partial surrender administrative charges paid to Lincoln Life attributable to the variable subaccounts for the years ended December 31, 2002 and 2001 were $2,458,350 and $7,216,130, respectively.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION

   A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2002 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL       INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(40)  INCOME RATIO(41)
------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL
   APPRECIATION                                                                                          --
    VUL I (.80% Fee Rate)  $    10.61  $        7.96      291,429  $ 2,321,221    -24.96%
AIM V.I. DIVERSIFIED
   INCOME                                                                                              7.82%
    VUL I (.80% Fee Rate)        9.93          10.08       63,747      642,565      1.48%
AIM V.I. GROWTH                                                                                          --
    VUL I (.80% Fee Rate)        8.09           5.54      432,737    2,396,156    -31.52%
    VUL-CV (.75% Fee
       Rate)                     6.46           4.43    2,013,480    8,914,728    -31.49%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate)                     8.71           5.97      104,097      621,136    -31.49%
    VUL-CV III (.75% Fee
       Rate) (23)                8.13           8.13        4,832       39,285     -0.01%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     6.59           4.51      557,232    2,512,019    -31.59%
    VUL-DB II (.90% Fee
       Rate) (12)                8.63           8.12        1,809       14,694     -5.92%
    VUL Money Guard
       (1.00% Fee Rate)         11.15           7.62        2,205       16,807    -31.67%
AIM V.I. INTERNATIONAL
   GROWTH                                                                                              0.62%
    VUL-CV (.75% Fee
       Rate)                     8.45           7.07      234,882    1,660,759    -16.30%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate)                     8.64           7.23       94,890      685,790    -16.30%
    VUL-CV III (.75% Fee
       Rate) (16)                8.40           8.19        8,426       68,982     -2.48%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     7.81           6.53      139,039      907,497    -16.43%
    VUL-DB II (.90% Fee
       Rate) (34)                8.06           8.18          329        2,689      1.55%
    VUL Money Guard
       (1.00% Fee Rate)         10.64           8.88          539        4,787    -16.53%
AIM V.I. PREMIER EQUITY                                                                                0.34%
    VUL I (.80% Fee Rate)       11.02           7.62      516,782    3,939,429    -30.82%
    VUL-CV (.75% Fee
       Rate)                     8.71           6.03    2,128,274   12,834,474    -30.78%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate)                     8.99           6.22      211,704    1,317,550    -30.78%
    VUL-CV III (.75% Fee
       Rate) (23)                8.28           8.22        1,340       11,016     -0.81%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     8.96           6.19      651,902    4,036,157    -30.88%
    VUL-DB II (.90% Fee
       Rate) (33)                7.71           8.21          220        1,808      6.55%
AFIS GLOBAL SMALL
   CAPITALIZATION
   CLASS 2                                                                                             0.73%
    VUL-CV (.75% Fee
       Rate)                     6.70           5.38      267,475    1,439,933    -19.66%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate)                     9.16           7.36      160,417    1,180,759    -19.66%
    VUL-CV III (.75% Fee
       Rate) (10)                9.31           7.96        8,704       69,308    -14.46%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     9.55           7.66      123,113      942,966    -19.78%
    VUL-DB II (.90% Fee
       Rate) (12)                9.10           7.96        3,085       24,541    -12.56%
    VUL Money Guard
       (1.00% Fee Rate)         12.53          10.04          125        1,258    -19.84%
AFIS GROWTH CLASS 2                                                                                    0.04%
    VUL-CV (.75% Fee
       Rate)                     7.47           5.60    1,566,931    8,772,822    -25.02%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate)                     8.71           6.53    1,288,450    8,416,785    -25.02%
    VUL-CV III (.75% Fee
       Rate) (8)                 8.97           8.41       74,995      630,953     -6.18%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    11.18           8.37      754,835    6,320,073    -25.13%
    VUL-DB II (.90% Fee
       Rate) (6)                 9.64           8.41       17,804      149,667    -12.78%
    VUL Money Guard
       (1.00% Fee Rate)         12.34           9.23        2,114       19,511    -25.20%
AFIS GROWTH -- INCOME
   CLASS 2                                                                                             1.18%
    VUL-CV (.75% Fee
       Rate)                    10.61           8.60      827,072    7,115,098    -18.95%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate)                     9.76           7.91    1,012,298    8,010,953    -18.95%
    VUL-CV III (.75% Fee
       Rate) (8)                 9.27           8.40       55,858      469,157     -9.38%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    11.88           9.62      587,735    5,652,279    -19.08%
    VUL-DB II (.90% Fee
       Rate) (10)                9.42           8.39       39,533      331,746    -10.89%
    VUL Money Guard
       (1.00% Fee Rate)         11.34           9.16        2,708       24,817    -19.16%
AFIS INTERNATIONAL
   CLASS 2                                                                                             2.28%
    VUL-CV (.75% Fee
       Rate) (1)                10.00           8.21       47,880      392,989    -17.92%
    VUL-CV II Elite (.75%
       Fee Rate)                10.25           8.66      150,944    1,307,784    -15.48%
    VUL-CV III (.75% Fee
       Rate) (10)                9.46           8.29       24,605      204,024    -12.36%
    VUL-DB Elite (.90%
       Fee Rate)                10.25           8.65       35,903      310,472    -15.61%
    VUL-DB II (.90% Fee
       Rate) (6)                 9.38           8.28        4,155       34,422    -11.71%
    VUL Money Guard
       (1.00% Fee Rate)         10.86           9.16        1,146       10,488    -15.70%
AVPSF ALLIANCEBERNSTEIN
   SMALL CAP VALUE                                                                                     0.18%
    VUL-CV (.75% Fee
       Rate) (1)                10.00           8.42       26,261      221,043    -15.83%
    VUL-CV II Elite (.75%
       Fee Rate)                10.95          10.19       69,438      707,647     -6.90%
    VUL-CV III (.75% Fee
       Rate) (10)                9.46           8.52        9,136       77,879     -9.85%
    VUL-DB Elite (.90%
       Fee Rate)                10.94          10.17       27,122      275,879     -7.04%
    VUL-DB II (.90% Fee
       Rate) (10)                9.45           8.52        8,571       72,994     -9.91%
    VUL Money Guard
       (1.00% Fee Rate)         11.86          11.02        1,102       12,139     -7.12%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL       INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(40)  INCOME RATIO(41)
------------------------------------------------------------------------------------------------------------
AVPSF GROWTH AND INCOME                                                                                0.78%
    VUL-CV (.75% Fee
       Rate) (2)           $    10.17  $        8.09       12,263  $    99,161    -20.48%
    VUL-CV II Elite (.75%
       Fee Rate)                10.38           8.03      177,415    1,424,733    -22.63%
    VUL-CV III (.75% Fee
       Rate) (10)                9.43           8.39       16,680      140,005    -10.97%
    VUL-DB Elite (.90%
       Fee Rate)                10.38           8.01      108,282      867,871    -22.75%
    VUL-DB II (.90% Fee
       Rate) (6)                 9.80           8.39        8,894       74,589    -14.39%
    VUL Money Guard
       (1.00% Fee Rate)         11.34           8.75          810        7,089    -22.84%
AVPSF PREMIER GROWTH                                                                                     --
    VUL-CV (.75% Fee
       Rate) (12)                8.58           8.09        1,250       10,115     -5.71%
    VUL-CV II Elite (.75%
       Fee Rate)                11.04           7.60       53,372      405,737    -31.16%
    VUL-CV III (.75% Fee
       Rate) (10)                9.52           8.30        2,397       19,910    -12.77%
    VUL-DB Elite (.90%
       Fee Rate)                11.04           7.59       15,506      117,664    -31.27%
    VUL-DB II (.90% Fee
       Rate) (27)                9.29           8.30        6,230       51,697    -10.66%
AVPSF TECHNOLOGY                                                                                         --
    VUL-CV (.75% Fee
       Rate) (31)                6.48           6.99          177        1,234      7.94%
    VUL-CV II Elite (.75%
       Fee Rate)                11.60           6.71       18,679      125,367    -42.14%
    VUL-CV III (.75% Fee
       Rate) (8)                 8.62           7.42        7,941       58,947    -13.83%
    VUL-DB Elite (.90%
       Fee Rate)                11.59           6.70        9,179       61,481    -42.23%
    VUL-DB II (.90% Fee
       Rate) (32)                6.83           7.42        4,806       35,646      8.62%
    VUL Money Guard
       (1.00% Fee Rate)         12.91           7.45          208        1,548    -42.29%
BARON CAPITAL ASSET
   INSURANCE SHARES                                                                                      --
    VUL-CV (.75% Fee
       Rate)                    12.17          10.36      236,440    2,450,089    -14.84%
    VUL-CV II (.75% Fee
       Rate)                    10.61           9.03       25,513      230,484    -14.84%
    VUL-DB (.90% Fee
       Rate)                    13.66          11.61       71,459      829,888    -14.97%
DELAWARE VIP DEVON                                                                                     0.91%
    VUL-CV (.75% Fee
       Rate)                     7.22           5.56       57,776      321,241    -22.94%
    VUL-CV II (.75% Fee
       Rate)                     9.15           7.05          464        3,275    -22.95%
    VUL-DB (.90% Fee
       Rate)                     8.36           6.43        2,309       14,855    -23.06%
DELAWARE VIP EMERGING
   MARKETS                                                                                             2.59%
    VUL I (.80% Fee Rate)        9.00           9.39       36,244      340,342      4.34%
    VUL-CV (.75% Fee
       Rate)                     9.59          10.01      131,381    1,314,831      4.39%
    VUL-CV II (.75% Fee
       Rate)                     9.72          10.14        4,786       48,545      4.39%
    VUL-DB (.90% Fee
       Rate)                     9.83          10.24       28,394      290,887      4.23%
DELAWARE VIP HIGH YIELD                                                                                9.38%
    VUL-CV (.75% Fee
       Rate)                     7.47           7.55      128,459      969,399      1.08%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate)                     9.93          10.04       48,559      487,517      1.08%
    VUL-CV III (.75% Fee
       Rate) (7)                 9.53          10.04        5,743       57,663      5.34%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     8.02           8.10       93,998      761,108      0.93%
    VUL-DB II (.90% Fee
       Rate) (30)                9.49          10.03        1,628       16,336      5.70%
    VUL Money Guard
       (1.00% Fee Rate)         10.35          10.43          667        6,956      0.81%
DELAWARE VIP LARGE CAP
   VALUE                                                                                               0.43%
    VUL-CV (.75% Fee
       Rate) (3)                10.07           8.14        2,152       17,526    -19.17%
    VUL-CV II Elite (.75%
       Fee Rate)                10.35           8.36       15,613      130,471    -19.28%
    VUL-CV III (.75% Fee
       Rate) (22)                8.80           8.37       14,364      120,184     -4.90%
    VUL-DB Elite (.90%
       Fee Rate)                10.35           8.34       18,691      155,914    -19.41%
    VUL-DB II (.90% Fee
       Rate) (37)                8.27           8.36        1,948       16,282      1.04%
DELAWARE VIP REIT                                                                                      1.70%
    VUL-CV (.75% Fee
       Rate)                    12.95          13.43      191,533    2,572,612      3.74%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate)                    10.96          11.37      105,687    1,202,091      3.74%
    VUL-CV III (.75% Fee
       Rate) (7)                10.24           9.34       20,783      194,189     -8.78%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    14.62          15.14       82,842    1,254,282      3.59%
    VUL-DB II (.90% Fee
       Rate) (18)                9.53           9.34        3,831       35,768     -2.05%
DELAWARE VIP SMALL CAP
   VALUE                                                                                               0.48%
    VUL I (.80% Fee Rate)       11.96          11.20      223,173    2,498,945     -6.35%
    VUL-CV (.75% Fee
       Rate)                    12.32          11.54      427,009    4,928,259     -6.31%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate)                    10.55           9.89      320,115    3,164,707     -6.31%
    VUL-CV III (.75% Fee
       Rate) (8)                 9.67           8.54       19,189      163,789    -11.71%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    13.78          12.89      185,594    2,391,904     -6.45%
    VUL-DB II (.90% Fee
       Rate) (17)                8.21           8.53       10,364       88,394      3.85%
    VUL Money Guard
       (1.00% Fee Rate)         11.82          11.05          784        8,670     -6.53%
DELAWARE VIP TREND                                                                                       --
    VUL I (.80% Fee Rate)       14.46          11.48      146,271    1,679,746    -20.58%
    VUL-CV (.75% Fee
       Rate)                    12.10           9.62      634,059    6,097,555    -20.54%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate)                     9.77           7.76      202,556    1,571,945    -20.54%
    VUL-CV III (.75% Fee
       Rate) (8)                 9.19           8.54       19,603      167,349     -7.09%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.75           8.53      244,764    2,087,753    -20.66%
    VUL-DB II (.90% Fee
       Rate) (18)                8.49           8.53       15,496      132,168      0.46%
    VUL Money Guard
       (1.00% Fee Rate)         12.82          10.16        1,012       10,284    -20.72%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL       INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(40)  INCOME RATIO(41)
------------------------------------------------------------------------------------------------------------
DELAWARE VIP U.S. GROWTH                                                                               0.29%
    VUL-CV II Elite (.75%
       Fee Rate)           $    10.88  $        7.64        3,359  $    25,660    -29.78%
    VUL-CV III (.75% Fee
       Rate) (35)                8.09           7.79          381        2,966     -3.73%
    VUL-DB Elite (.90%
       Fee Rate)                10.88           7.63          188        1,437    -29.88%
    VUL-DB II (.90% Fee
       Rate) (39)                7.96           7.78          457        3,559     -2.22%
FIDELITY VIP ASSET
   MANAGER                                                                                             3.85%
    VUL I (.80% Fee Rate)       10.61           9.61       80,251      771,057     -9.46%
FIDELITY VIP CONTRAFUND
   SERVICE CLASS                                                                                       0.70%
    VUL-CV (.75% Fee
       Rate)                     9.23           8.30      862,522    7,160,450    -10.10%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate)                     9.60           8.63      248,645    2,145,255    -10.10%
    VUL-CV III (.75% Fee
       Rate) (15)                8.27           8.82       26,078      230,066      6.64%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     9.73           8.73      254,166    2,219,197    -10.24%
    VUL-DB II (.90% Fee
       Rate) (10)                9.61           8.82        9,781       86,221     -8.26%
FIDELITY VIP
   EQUITY-INCOME                                                                                       1.73%
    VUL I (.80% Fee Rate)       10.95           9.02      447,889    4,040,274    -17.61%
FIDELITY VIP
   EQUITY-INCOME SERVICE
   CLASS                                                                                               0.38%
    VUL-CV II Elite (.75%
       Fee Rate)                10.32           8.50      102,732      873,686    -17.62%
    VUL-CV III (.75% Fee
       Rate) (15)                7.89           8.43       10,576       89,151      6.87%
    VUL-DB Elite (.90%
       Fee Rate)                10.32           8.49       25,835      219,284    -17.74%
    VUL-DB II (.90% Fee
       Rate) (20)                8.26           8.42        1,960       16,509      2.01%
    VUL Money Guard
       (1.00% Fee Rate)         11.12           9.14          594        5,429    -17.83%
FIDELITY VIP GROWTH
   SERVICE CLASS                                                                                       0.13%
    VUL-CV (.75% Fee
       Rate)                     6.94           4.81      270,024    1,298,244    -30.72%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate)                     8.83           6.12      163,839    1,002,336    -30.72%
    VUL-CV III (.75% Fee
       Rate) (22)                8.33           8.04        2,486       19,994     -3.48%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     6.92           4.79      199,288      954,329    -30.83%
    VUL-DB II (.90% Fee
       Rate) (24)                8.84           8.03        1,190        9,560     -9.10%
    VUL Money Guard
       (1.00% Fee Rate)         11.80           8.16           --           --    -30.89%
FIDELITY VIP GROWTH
   OPPORTUNITIES SERVICE
   CLASS                                                                                               0.92%
    VUL-CV (.75% Fee
       Rate)                     7.02           5.44      523,209    2,845,669    -22.50%
    VUL-CV II (.75% Fee
       Rate)                     9.25           7.17       15,072      108,016    -22.50%
    VUL-DB (.90% Fee
       Rate)                     7.59           5.88       87,448      513,759    -22.62%
FIDELITY VIP HIGH INCOME
   SERVICE CLASS                                                                                      11.59%
    VUL-CV (.75% Fee
       Rate)                     7.06           7.26      119,588      867,747      2.84%
    VUL-CV II (.75% Fee
       Rate)                     8.90           9.16       34,165      312,855      2.84%
    VUL-DB (.90% Fee
       Rate)                     7.04           7.23       64,939      469,398      2.69%
FIDELITY VIP INVESTMENT
   GRADE BOND                                                                                          3.67%
    VUL I (.80% Fee Rate)       12.21          13.36      268,849    3,592,235      9.46%
FIDELITY VIP OVERSEAS
   SERVICE CLASS                                                                                       0.20%
    VUL-CV (.75% Fee
       Rate) (1)                10.00           7.87           51          398    -21.33%
    VUL-CV II Elite (.75%
       Fee Rate)                10.37           8.20       15,588      127,857    -20.94%
    VUL-CV III (.75% Fee
       Rate) (16)                8.13           7.69        1,231        9,465     -5.43%
    VUL-DB Elite (.90%
       Fee Rate)                10.37           8.19        7,223       59,129    -21.06%
    VUL-DB II (.90% Fee
       Rate) (12)                9.23           7.68        1,701       13,065    -16.78%
JANUS ASPEN
   SERIES AGGRESSIVE
   GROWTH SERVICE SHARES                                                                                 --
    VUL-CV (.75% Fee
       Rate) (14)                8.05           8.16          762        6,221      1.48%
    VUL-CV II Elite (.75%
       Fee Rate)                10.23           7.30       18,372      134,096    -28.66%
    VUL-CV III (.75% Fee
       Rate) (8)                 9.21           8.45        9,328       78,853     -8.24%
    VUL-DB Elite (.90%
       Fee Rate)                10.23           7.29        5,501       40,075    -28.77%
    VUL-DB II (.90% Fee
       Rate) (31)                8.26           8.45          695        5,867      2.30%
JANUS ASPEN
   SERIES BALANCED                                                                                     2.44%
    VUL-CV (.75% Fee
       Rate)                    10.44           9.70      967,268    9,378,821     -7.14%
    VUL-CV II (.75% Fee
       Rate)                     9.67           8.98       53,800      483,299     -7.14%
    VUL-DB (.90% Fee
       Rate)                    10.83          10.04      459,231    4,610,363     -7.28%
JANUS ASPEN
   SERIES BALANCED
   SERVICE SHARES                                                                                      2.57%
    VUL-CV II Elite (.75%
       Fee Rate)                10.23           9.48      199,449    1,890,760     -7.37%
    VUL-CV III (.75% Fee
       Rate) (19)                9.31           9.39       24,376      228,864      0.87%
    VUL-DB Elite (.90%
       Fee Rate)                10.23           9.46       33,394      315,952     -7.51%
    VUL-DB II (.90% Fee
       Rate) (18)                9.40           9.38        2,829       26,543     -0.18%
JANUS ASPEN
   SERIES GLOBAL
   TECHNOLOGY SERVICE
   SHARES                                                                                                --
    VUL-CV (.75% Fee
       Rate)                     4.20           2.46      222,817      548,257    -41.37%
    VUL-CV II (.75% Fee
       Rate)                     7.62           4.47       26,279      117,438    -41.37%
    VUL-DB (.90% Fee
       Rate)                     4.19           2.45      134,040      328,505    -41.46%
JANUS ASPEN
   SERIES WORLDWIDE
   GROWTH                                                                                              0.90%
    VUL-CV (.75% Fee
       Rate)                     9.72           7.19    1,401,785   10,076,115    -26.06%
    VUL-CV II (.75% Fee
       Rate)                     8.47           6.27      120,354      754,198    -26.06%
    VUL-DB (.90% Fee
       Rate)                     9.28           6.85      487,247    3,337,075    -26.17%
JANUS ASPEN
   SERIES WORLDWIDE
   GROWTH SERVICE SHARES                                                                               0.79%
    VUL-CV II Elite (.75%
       Fee Rate)                10.72           7.91      121,763      962,541    -26.26%
    VUL-CV III (.75% Fee
       Rate) (9)                 9.10           8.06       24,712      199,292    -11.40%
    VUL-DB Elite (.90%
       Fee Rate)                10.72           7.89       58,806      463,952    -26.37%
    VUL-DB II (.90% Fee
       Rate) (18)                8.55           8.06       10,129       81,609     -5.71%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL       INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(40)  INCOME RATIO(41)
------------------------------------------------------------------------------------------------------------
LN AGGRESSIVE GROWTH                                                                                     --
    VUL-CV (.75% Fee
       Rate) (5)           $     9.43  $        7.57        2,097  $    15,877    -19.75%
    VUL-CV II Elite (.75%
       Fee Rate)                10.93           7.57        1,836       13,899    -30.75%
    VUL-CV III (.75% Fee
       Rate) (35)                8.13           7.90          483        3,815     -2.85%
    VUL-DB Elite (.90%
       Fee Rate)                10.93           7.56          802        6,058    -30.84%
LN BOND                                                                                                5.29%
    VUL-CV (.75% Fee
       Rate)                    11.87          12.98      997,626   12,950,091      9.33%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate)                    10.49          11.47      541,485    6,208,442      9.33%
    VUL-CV III (.75% Fee
       Rate) (9)                10.02          10.64       52,186      555,099      6.12%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    11.89          12.98      554,375    7,195,294      9.17%
    VUL-DB II (.90% Fee
       Rate) (6)                10.10          10.63       18,102      192,386      5.27%
    VUL Money Guard
       (1.00% Fee Rate)         10.14          11.05        1,606       17,756      9.04%
LN CAPITAL APPRECIATION                                                                                  --
    VUL-CV (.75% Fee
       Rate)                     7.94           5.75      645,760    3,715,466    -27.51%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate)                     7.93           5.75       25,851      148,621    -27.51%
    VUL-CV III (.75% Fee
       Rate) (28)                8.57           8.03          642        5,153     -6.34%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     7.90           5.72      295,086    1,687,050    -27.62%
    VUL-DB II (.90% Fee
       Rate) (24)                8.85           8.02          376        3,015     -9.29%
LN EQUITY-INCOME                                                                                       1.04%
    VUL-CV (.75% Fee
       Rate)                     9.93           8.31      147,604    1,226,328    -16.30%
    VUL-CV II (.75% Fee
       Rate)                     9.45           7.91       12,236       96,829    -16.30%
    VUL-DB (.90% Fee
       Rate)                    11.39           9.52       97,093      924,637    -16.42%
LN GLOBAL ASSET
   ALLOCATION                                                                                          1.56%
    VUL-CV (.75% Fee
       Rate)                     9.29           8.11       32,111      260,543    -12.64%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate)                     9.56           8.35        3,223       26,903    -12.65%
    VUL-CV III (.75% Fee
       Rate) (29)                9.00           8.96        3,211       28,783     -0.39%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     9.57           8.35       21,729      181,465    -12.78%
    VUL-DB II (.90% Fee
       Rate) (36)                9.07           8.96          185        1,661     -1.21%
LN INTERNATIONAL                                                                                       3.56%
    VUL-CV (.75% Fee
       Rate) (1)                10.00           8.26        2,451       20,234    -17.44%
    VUL-CV II Elite (.75%
       Fee Rate)                10.20           9.04       17,278      156,134    -11.44%
    VUL-CV III (.75% Fee
       Rate) (11)                9.64           8.16        4,122       33,649    -15.34%
    VUL-DB Elite (.90%
       Fee Rate)                10.20           9.02       11,322      102,132    -11.57%
    VUL-DB II (.90% Fee
       Rate) (32)                7.73           8.16        6,320       51,551      5.47%
LN MONEY MARKET                                                                                        1.38%
    VUL I (.80% Fee Rate)       11.53          11.60      209,816    2,434,304      0.60%
    VUL-CV (.75% Fee
       Rate)                    11.17          11.24    1,170,917   13,159,127      0.65%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate)                    10.16          10.23    2,183,897   22,332,233      0.65%
    VUL-CV III (.75% Fee
       Rate) (7)                10.00          10.03      132,032    1,324,371      0.27%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.93          10.98    1,323,526   14,537,513      0.50%
    VUL-DB II (.90% Fee
       Rate) (6)                10.00          10.02       93,479      936,805      0.19%
LN SOCIAL AWARENESS                                                                                    0.97%
    VUL-CV (.75% Fee
       Rate)                     9.13           7.06      108,374      764,936    -22.70%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate)                     9.27           7.17       20,818      149,211    -22.70%
    VUL-CV III (.75% Fee
       Rate) (19)                8.20           8.39        5,823       48,878      2.39%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     9.68           7.47       20,372      152,256    -22.82%
    VUL-DB II (.90% Fee
       Rate) (37)                8.43           8.39          962        8,069     -0.51%
MFS VIT CAPITAL
   OPPORTUNITIES                                                                                       0.03%
    VUL-CV (.75% Fee
       Rate) (26)                8.52           7.68           57          437     -9.91%
    VUL-CV II Elite (.75%
       Fee Rate)                10.72           7.48       24,498      183,265    -30.22%
    VUL-CV III (.75% Fee
       Rate) (8)                 8.93           8.03        1,620       13,001    -10.09%
    VUL-DB Elite (.90%
       Fee Rate)                10.72           7.47        2,286       17,069    -30.32%
    VUL-DB II (.90% Fee
       Rate) (10)                9.16           8.02          755        6,059    -12.48%
MFS VIT EMERGING GROWTH                                                                                  --
    VUL I (.80% Fee Rate)       10.55           6.93      260,544    1,806,442    -34.29%
    VUL-CV (.75% Fee
       Rate)                     8.69           5.71      900,004    5,142,098    -34.26%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate)                     8.35           5.49       60,987      334,596    -34.26%
    VUL-CV III (.75% Fee
       Rate) (8)                 8.96           8.02        1,323       10,617    -10.45%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     8.43           5.53      260,222    1,439,740    -34.35%
    VUL-DB II (.90% Fee
       Rate) (38)                8.35           8.02          559        4,481     -4.01%
MFS VIT TOTAL RETURN                                                                                   1.66%
    VUL I (.80% Fee Rate)       12.16          11.44      230,752    2,639,356     -5.92%
    VUL-CV (.75% Fee
       Rate)                    11.27          10.61      416,688    4,420,239     -5.88%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate)                     9.87           9.29      237,503    2,206,934     -5.88%
    VUL-CV III (.75% Fee
       Rate) (13)                9.35           9.37       23,223      217,634      0.18%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    11.93          11.22      331,829    3,721,865     -6.02%
    VUL-DB II (.90% Fee
       Rate) (17)                8.95           9.36       18,456      172,807      4.67%
    VUL Money Guard
       (1.00% Fee Rate)         10.66          10.01        1,053       10,544     -6.13%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL       INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(40)  INCOME RATIO(41)
------------------------------------------------------------------------------------------------------------
MFS VIT UTILITIES                                                                                      2.61%
    VUL I (.80% Fee Rate)  $    11.18  $        8.57       98,389  $   843,127    -23.37%
    VUL-CV (.75% Fee
       Rate)                     9.73           7.46      318,905    2,378,638    -23.33%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate)                     7.72           5.92       80,263      475,279    -23.33%
    VUL-CV III (.75% Fee
       Rate) (21)                8.48           9.09        1,767       16,062      7.19%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     9.61           7.36      173,108    1,273,642    -23.45%
    VUL-DB II (.90% Fee
       Rate) (36)                8.74           9.08          325        2,951      3.93%
NB AMT MID-CAP GROWTH                                                                                    --
    VUL-CV (.75% Fee
       Rate)                    10.35           7.26      507,258    3,682,634    -29.87%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate)                     8.74           6.13      168,227    1,031,063    -29.87%
    VUL-CV III (.75% Fee
       Rate) (7)                 9.39           7.98       10,176       81,178    -15.01%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.46           7.33      233,100    1,707,837    -29.97%
    VUL-DB II (.90% Fee
       Rate) (10)                9.17           7.97        7,913       63,070    -13.08%
    VUL Money Guard
       (1.00% Fee Rate)         12.02           8.41          372        3,125    -30.05%
NB AMT PARTNERS                                                                                        0.51%
    VUL-CV (.75% Fee
       Rate)                     9.17           6.90       90,170      622,536    -24.71%
    VUL-CV II (.75% Fee
       Rate)                     9.65           7.27       15,335      111,429    -24.71%
    VUL-DB (.90% Fee
       Rate)                    10.94           8.23       40,163      330,419    -24.82%
NB AMT REGENCY                                                                                         0.07%
    VUL-CV (.75% Fee
       Rate) (2)                10.15           8.52        9,482       80,760    -16.11%
    VUL-CV II Elite (.75%
       Fee Rate)                10.49           9.31       26,612      247,880    -11.22%
    VUL-CV III (.75% Fee
       Rate) (10)                9.60           8.65       13,333      115,380     -9.88%
    VUL-DB Elite (.90%
       Fee Rate)                10.49           9.30       32,520      302,338    -11.36%
    VUL-DB II (.90% Fee
       Rate) (6)                 9.99           8.65        4,266       36,886    -13.42%
OCC ACCUMULATION GLOBAL
   EQUITY                                                                                              0.50%
    VUL I (.80% Fee Rate)       10.95           8.97       63,908      573,514    -18.07%
OCC ACCUMULATION MANAGED                                                                               1.83%
    VUL I (.80% Fee Rate)       10.46           8.62       83,177      717,219    -17.54%
PUTNAM VT GROWTH AND
   INCOME CLASS IB                                                                                     1.72%
    VUL-CV (.75% Fee
       Rate) (3)                10.10           8.21        2,704       22,197    -18.76%
    VUL-CV II Elite (.75%
       Fee Rate)                10.19           8.19       50,813      416,336    -19.59%
    VUL-CV III (.75% Fee
       Rate) (28)                8.78           8.44        4,070       34,351     -3.92%
    VUL-DB Elite (.90%
       Fee Rate)                10.19           8.18       11,268       92,152    -19.71%
    VUL-DB II (.90% Fee
       Rate) (32)                7.91           8.43        6,652       56,094      6.63%
PUTNAM VT HEALTH SCIENCES
   CLASS IB                                                                                              --
    VUL-CV (.75% Fee
       Rate) (4)                10.13           8.55          212        1,813    -15.59%
    VUL-CV II Elite (.75%
       Fee Rate)                10.08           7.97       23,296      185,660    -20.94%
    VUL-CV III (.75% Fee
       Rate) (8)                 9.15           8.81        5,553       48,938     -3.68%
    VUL-DB Elite (.90%
       Fee Rate)                10.08           7.95       15,888      126,385    -21.06%
    VUL-DB II (.90% Fee
       Rate) (19)                8.82           8.81          719        6,329     -0.15%
SCUDDER VIT EAFE EQUITY
   INDEX                                                                                               1.33%
    VUL-CV (.75% Fee
       Rate)                     7.72           6.00      173,074    1,039,118    -22.18%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate)                     8.28           6.44       64,536      415,929    -22.18%
    VUL-CV III (.75% Fee
       Rate) (7)                 9.52           7.79        1,402       10,919    -18.19%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     7.33           5.69       83,434      475,095    -22.30%
    VUL-DB II (.90% Fee
       Rate) (12)                9.25           7.78        3,510       27,308    -15.92%
SCUDDER VIT EQUITY 500
   INDEX                                                                                               1.08%
    VUL I (.80% Fee Rate)       10.43           8.04      958,226    7,702,024    -22.93%
    VUL-CV (.75% Fee
       Rate)                     8.65           6.67    2,554,740   17,046,779    -22.90%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate)                     9.16           7.07      971,196    6,862,714    -22.90%
    VUL-CV III (.75% Fee
       Rate) (7)                 9.51           8.49       20,941      177,862    -10.68%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     9.17           7.06      509,112    3,594,246    -23.01%
    VUL-DB II (.90% Fee
       Rate) (6)                 9.79           8.49        7,368       62,529    -13.36%
SCUDDER VIT SMALL CAP
   INDEX                                                                                               0.72%
    VUL-CV (.75% Fee
       Rate)                    11.03           8.70      192,917    1,677,909    -21.18%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate)                    10.00           7.89      103,753      818,156    -21.18%
    VUL-CV III (.75% Fee
       Rate) (7)                 9.76           8.12       11,021       89,477    -16.77%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    11.88           9.35      108,601    1,015,309    -21.30%
    VUL-DB II (.90% Fee
       Rate) (25)                8.40           8.11        3,188       25,859     -3.48%
FRANKLIN SMALL CAP                                                                                     0.36%
    VUL-CV (.75% Fee
       Rate) (1)                10.00           7.72        4,393       33,934    -22.76%
    VUL-CV II Elite (.75%
       Fee Rate)                11.33           8.03       52,210      419,507    -29.05%
    VUL-CV III (.75% Fee
       Rate) (9)                 8.77           8.13       13,036      105,995     -7.26%
    VUL-DB Elite (.90%
       Fee Rate)                11.32           8.02       17,982      144,219    -29.16%
    VUL-DB II (.90% Fee
       Rate) (6)                 9.51           8.12        6,333       51,444    -14.58%
    VUL Money Guard
       (1.00% Fee Rate)         12.33           8.73          894        7,803    -29.22%
TEMPLETON FOREIGN
   SECURITIES                                                                                          1.78%
    VUL I (.80% Fee Rate)        9.56           7.74      335,237    2,595,250    -19.06%
TEMPLETON FOREIGN
   SECURITIES CLASS 2                                                                                  1.57%
    VUL-CV (.75% Fee
       Rate)                     9.10           7.36      390,181    2,870,722    -19.17%
    VUL-CV II (.75% Fee
       Rate)                     8.86           7.16       27,811      199,235    -19.17%
    VUL-DB (.90% Fee
       Rate)                     9.42           7.60      126,224      959,684    -19.29%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL       INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(40)  INCOME RATIO(41)
------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL ASSET
   ALLOCATION                                                                                          1.94%
    VUL I (.80% Fee Rate)  $    10.72  $       10.19       34,846  $   355,073     -4.93%
TEMPLETON GROWTH
   SECURITIES                                                                                          2.33%
    VUL I (.80% Fee Rate)       12.41          10.06       57,194      575,174    -18.97%
    VUL-CV II Elite (.75%
       Fee Rate)                10.43           8.45       63,659      538,180    -18.93%
    VUL-CV III (.75% Fee
       Rate) (9)                 9.12           7.93       10,603       84,031    -13.10%
    VUL-DB Elite (.90%
       Fee Rate)                10.42           8.44       37,267      314,457    -19.05%
    VUL-DB II (.90% Fee
       Rate) (6)                 9.44           7.92        4,612       36,521    -16.15%
TEMPLETON GROWTH
   SECURITIES CLASS 2                                                                                  2.19%
    VUL-CV (.75% Fee
       Rate)                    12.02           9.73       76,363      742,826    -19.10%
    VUL-CV II (.75% Fee
       Rate)                     9.78           7.91       13,906      110,035    -19.10%
    VUL-DB (.90% Fee
       Rate)                    12.54          10.13       51,745      524,010    -19.22%

(1) Reflects less than a full year of activity. Funds were first received in this option on 5/13/2002.
(2) Reflects less than a full year of activity. Funds were first received in this option on 5/17/2002.
(3) Reflects less than a full year of activity. Funds were first received in this option on 5/22/2002.
(4) Reflects less than a full year of activity. Funds were first received in this option on 5/23/2002.
(5) Reflects less than a full year of activity. Funds were first received in this option on 6/06/2002.
(6) Reflects less than a full year of activity. Funds were first received in this option on 6/19/2002.
(7) Reflects less than a full year of activity. Funds were first received in this option on 6/26/2002.
(8) Reflects less than a full year of activity. Funds were first received in this option on 7/01/2002.
(9) Reflects less than a full year of activity. Funds were first received in this option on 7/03/2002.
(10) Reflects less than a full year of activity. Funds were first received in this option on 7/05/2002.
(11) Reflects less than a full year of activity. Funds were first received in this option on 7/09/2002.
(12) Reflects less than a full year of activity. Funds were first received in this option on 7/10/2002.
(13) Reflects less than a full year of activity. Funds were first received in this option on 7/15/2002.
(14) Reflects less than a full year of activity. Funds were first received in this option on 7/19/2002.
(15) Reflects less than a full year of activity. Funds were first received in this option on 7/22/2002.
(16) Reflects less than a full year of activity. Funds were first received in this option on 7/23/2002.
(17) Reflects less than a full year of activity. Funds were first received in this option on 7/24/2002.
(18) Reflects less than a full year of activity. Funds were first received in this option on 7/29/2002.
(19) Reflects less than a full year of activity. Funds were first received in this option on 8/02/2002.
(20) Reflects less than a full year of activity. Funds were first received in this option on 8/06/2002.
(21) Reflects less than a full year of activity. Funds were first received in this option on 8/08/2002.
(22) Reflects less than a full year of activity. Funds were first received in this option on 8/12/2002.
(23) Reflects less than a full year of activity. Funds were first received in this option on 8/13/2002.
(24) Reflects less than a full year of activity. Funds were first received in this option on 8/19/2002.
(25) Reflects less than a full year of activity. Funds were first received in this option on 8/20/2002.
(26) Reflects less than a full year of activity. Funds were first received in this option on 8/22/2002.
(27) Reflects less than a full year of activity. Funds were first received in this option on 8/23/2002.
(28) Reflects less than a full year of activity. Funds were first received in this option on 8/29/2002.
(29) Reflects less than a full year of activity. Funds were first received in this option on 9/03/2002.
(30) Reflects less than a full year of activity. Funds were first received in this option on 9/17/2002.
(31) Reflects less than a full year of activity. Funds were first received in this option on 9/19/2002.
(32) Reflects less than a full year of activity. Funds were first received in this option on 9/25/2002.
(33) Reflects less than a full year of activity. Funds were first received in this option on 10/03/2002.
(34) Reflects less than a full year of activity. Funds were first received in this option on 10/22/2002.
(35) Reflects less than a full year of activity. Funds were first received in this option on 10/23/2002.
(36) Reflects less than a full year of activity. Funds were first received in this option on 11/07/2002.
(37) Reflects less than a full year of activity. Funds were first received in this option on 11/08/2002.
(38) Reflects less than a full year of activity. Funds were first received in this option on 12/06/2002.
(39) Reflects less than a full year of activity. Funds were first received in this option on 12/18/2002.
(40) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(41) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)
A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2001 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL      INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(4)  INCOME RATIO(5)
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL
   APPRECIATION                                                                                      7.81%
    VUL I (.80% Fee Rate)  $    13.95  $       10.61      286,625  $ 3,042,298   -23.89%
AIM V.I. DIVERSIFIED
   INCOME                                                                                            7.08%
    VUL I (.80% Fee Rate)        9.67           9.93       61,767      613,504     2.77%
AIM V.I. GROWTH                                                                                      0.25%
    VUL I (.80% Fee Rate)       12.33           8.09      417,714    3,377,708   -34.41%
    VUL-CV (.75% Fee
       Rate)                     9.85           6.46    1,957,097   12,647,584   -34.38%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           8.71       73,642      641,374   -12.91%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.06           6.59      546,704    3,602,684   -34.48%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.15           97        1,085    11.54%
AIM V.I. INTERNATIONAL
   GROWTH                                                                                            0.40%
    VUL-CV (.75% Fee
       Rate)                    11.13           8.45      222,248    1,877,552   -24.10%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           8.64       34,367      296,760   -13.65%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.31           7.81      133,445    1,042,221   -24.22%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.64           97        1,035     6.39%
AIM V.I. PREMIER EQUITY                                                                              0.14%
    VUL I (.80% Fee Rate)       12.70          11.02      531,405    5,855,175   -13.26%
    VUL-CV (.75% Fee
       Rate)                    10.04           8.71    2,176,049   18,957,893   -13.22%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           8.99       84,088      756,034   -10.09%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.34           8.96      639,328    5,727,071   -13.35%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.34           97        1,103    13.39%
AFIS GLOBAL SMALL
   CAPITALIZATION
   CLASS 2                                                                                           0.80%
    VUL-CV (.75% Fee
       Rate)                     7.75           6.70      152,746    1,023,485   -13.50%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.16       40,148      367,811    -8.39%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    11.05           9.55      115,526    1,103,001   -13.63%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.53           97        1,219    25.26%
AFIS GROWTH CLASS 2                                                                                  0.48%
    VUL-CV (.75% Fee
       Rate)                     9.19           7.47    1,372,856   10,250,938   -18.76%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           8.71      335,172    2,920,082   -12.88%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    13.79          11.18      598,689    6,695,351   -18.89%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.34           97        1,201    23.38%
AFIS GROWTH -- INCOME
   CLASS 2                                                                                           1.86%
    VUL-CV (.75% Fee
       Rate)                    10.43          10.61      711,827    7,555,771     1.79%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.76      225,608    2,202,908    -2.36%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    11.69          11.88      344,573    4,094,895     1.64%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.34           97        1,103    13.35%
AFIS INTERNATIONAL
   CLASS 2                                                                                             --
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.25       17,550      179,902     2.51%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.25        7,201       73,791     2.47%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.86           97        1,057     8.60%
AVPSF ALLIANCEBERNSTEIN
   SMALL CAP VALUE                                                                                     --
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.95        7,659       83,837     9.46%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.94        1,281       14,011     9.42%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.86           97        1,154    18.60%
AVPSF GROWTH AND INCOME                                                                                --
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.38       49,195      510,640     3.80%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.38       21,456      222,617     3.75%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.34           97        1,104    13.43%
AVPSF PREMIER GROWTH                                                                                   --
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          11.04        2,305       25,451    10.44%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          11.04        4,968       54,851    10.40%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.98           97        1,166    19.82%
AVPSF TECHNOLOGY                                                                                       --
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          11.60          513        5,953    15.99%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          11.59        1,266       14,675    15.94%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.91           97        1,256    29.08%
BARON CAPITAL ASSET
   INSURANCE SHARES                                                                                    --
    VUL-CV (.75% Fee
       Rate)                    10.91          12.17      140,819    1,713,489    11.50%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00          10.61       22,971      243,680     6.08%
    VUL-DB (.90% Fee
       Rate)                    12.27          13.66       70,727      965,953    11.33%
DELAWARE VIP DEVON                                                                                   0.66%
    VUL-CV (.75% Fee
       Rate)                     8.01           7.22       43,742      315,630    -9.87%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.15          371        3,397    -8.46%
    VUL-DB (.90% Fee
       Rate)                     9.29           8.36        1,757       14,691   -10.01%
DELAWARE VIP EMERGING
   MARKETS                                                                                           0.43%
    VUL I (.80% Fee Rate)        8.62           9.00       31,675      285,076     4.44%
    VUL-CV (.75% Fee
       Rate)                     9.17           9.59      116,928    1,120,996     4.49%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.72        2,944       28,603    -2.84%
    VUL-DB (.90% Fee
       Rate)                     9.42           9.83       24,105      236,925     4.34%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL      INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(4)  INCOME RATIO(5)
----------------------------------------------------------------------------------------------------------
DELAWARE VIP HIGH YIELD                                                                              8.27%
    VUL-CV (.75% Fee
       Rate)               $     7.84  $        7.47      104,498  $   780,164    -4.82%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.93        9,230       91,675    -0.68%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     8.44           8.02       47,799      383,476    -4.96%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.35           97        1,007     3.46%
DELAWARE VIP LARGE CAP
   VALUE                                                                                               --
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.35        1,752       18,143     3.53%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.35          142        1,473     3.51%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.12           97        1,083    11.25%
DELAWARE VIP REIT                                                                                    1.17%
    VUL-CV (.75% Fee
       Rate)                    11.99          12.95       84,252    1,090,834     7.98%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00          10.96       28,109      308,180     9.64%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    13.56          14.62       37,187      543,550     7.81%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.73           97        1,044     7.32%
DELAWARE VIP SMALL CAP
   VALUE                                                                                             0.84%
    VUL I (.80% Fee Rate)       10.78          11.96      203,613    2,434,634    10.95%
    VUL-CV (.75% Fee
       Rate)                    11.10          12.32      394,623    4,861,098    11.00%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00          10.55       96,363    1,016,790     5.52%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    12.43          13.78      145,192    2,000,190    10.84%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.82           97        1,151    18.25%
DELAWARE VIP TREND                                                                                     --
    VUL I (.80% Fee Rate)       17.22          14.46      170,402    2,463,796   -16.01%
    VUL-CV (.75% Fee
       Rate)                    14.40          12.10      618,933    7,490,287   -15.97%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.77      117,638    1,148,866    -2.34%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    12.81          10.75      266,503    2,864,942   -16.10%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.82           97        1,247    28.18%
DELAWARE VIP U.S. GROWTH                                                                               --
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.88          142        1,544     8.79%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.88           81          882     8.76%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.68           97        1,136    16.78%
FIDELITY VIP ASSET
   MANAGER                                                                                           4.06%
    VUL I (.80% Fee Rate)       11.15          10.61       82,681      877,369    -4.85%
FIDELITY VIP CONTRAFUND
   SERVICE CLASS                                                                                     0.60%
    VUL-CV (.75% Fee
       Rate)                    10.62           9.23      927,605    8,566,060   -13.02%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.60       67,690      649,635    -4.03%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    11.20           9.73      250,454    2,436,163   -13.15%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.96           97        1,067     9.60%
FIDELITY VIP
   EQUITY-INCOME                                                                                     1.73%
    VUL I (.80% Fee Rate)       11.61          10.95      440,423    4,822,049    -5.71%
FIDELITY VIP
   EQUITY-INCOME SERVICE
   CLASS                                                                                               --
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.32       11,494      118,660     3.23%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.32        2,006       20,698     3.19%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.12           97        1,082    11.19%
FIDELITY VIP GROWTH
   SERVICE CLASS                                                                                       --
    VUL-CV (.75% Fee
       Rate)                     8.50           6.94      206,134    1,430,545   -18.34%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           8.83       67,343      594,682   -11.69%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     8.49           6.92      174,210    1,205,983   -18.46%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.80           97        1,148    18.02%
FIDELITY VIP GROWTH
   OPPORTUNITIES SERVICE
   CLASS                                                                                             0.24%
    VUL-CV (.75% Fee
       Rate)                     8.26           7.02      503,481    3,533,388   -15.08%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.25        7,704       71,240    -7.52%
    VUL-DB (.90% Fee
       Rate)                     8.95           7.59       81,782      620,895   -15.21%
FIDELITY VIP HIGH INCOME
   SERVICE CLASS                                                                                     6.88%
    VUL-CV (.75% Fee
       Rate)                     8.07           7.06      113,783      802,795   -12.55%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.90       32,407      288,550   -10.96%
    VUL-DB (.90% Fee
       Rate)                     8.06           7.04       74,376      523,531   -12.69%
FIDELITY VIP INVESTMENT
   GRADE BOND                                                                                        5.14%
    VUL I (.80% Fee Rate)       11.34          12.21      261,031    3,186,224     7.60%
FIDELITY VIP OVERSEAS
   SERVICE CLASS                                                                                       --
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.37        2,849       29,555     3.75%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.37        1,284       13,313     3.70%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.92           97        1,063     9.18%
JANUS ASPEN
   SERIES AGGRESSIVE
   GROWTH SERVICE SHARES                                                                               --
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.23        5,231       53,518     2.31%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.23           86          882     2.28%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.40           97        1,110    14.04%
JANUS ASPEN
   SERIES BALANCED                                                                                   2.83%
    VUL-CV (.75% Fee
       Rate)                    11.04          10.44    1,024,709   10,700,215    -5.38%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.67       43,635      422,145    -3.26%
    VUL-DB (.90% Fee
       Rate)                    11.46          10.83      474,978    5,143,044    -5.52%
JANUS ASPEN
   SERIES BALANCED
   SERVICE SHARES                                                                                    5.88%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.23       41,587      425,613     2.34%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.23        5,429       55,535     2.30%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.68           97        1,039     6.80%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL      INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(4)  INCOME RATIO(5)
----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL
   TECHNOLOGY SERVICE
   SHARES                                                                                            0.65%
    VUL-CV (.75% Fee
       Rate)               $     6.75  $        4.20      315,300  $ 1,323,329   -37.79%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           7.62       18,060      137,668   -23.77%
    VUL-DB (.90% Fee
       Rate)                     6.74           4.19      133,138      557,404   -37.88%
JANUS ASPEN
   SERIES WORLDWIDE
   GROWTH                                                                                            0.53%
    VUL-CV (.75% Fee
       Rate)                    12.63           9.72    1,457,585   14,169,673   -23.02%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.47      111,813      947,611   -15.25%
    VUL-DB (.90% Fee
       Rate)                    12.07           9.28      549,455    5,097,012   -23.13%
JANUS ASPEN
   SERIES WORLDWIDE
   GROWTH SERVICE SHARES                                                                             0.22%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.72       30,249      324,281     7.21%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.72       23,165      248,221     7.16%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.53           97        1,122    15.31%
LN AGGRESSIVE GROWTH                                                                                   --
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.93           90          984     9.31%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.93           93        1,019     9.26%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.43           97        1,213    24.32%
LN BOND                                                                                              5.65%
    VUL-CV (.75% Fee
       Rate)                    10.96          11.87    1,111,452   13,195,984     8.34%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00          10.49      160,523    1,683,373     4.87%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.99          11.89      344,657    4,097,595     8.17%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.14           97          986     1.37%
LN CAPITAL APPRECIATION                                                                                --
    VUL-CV (.75% Fee
       Rate)                    10.79           7.94      654,970    5,198,478   -26.44%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           7.93        8,782       69,646   -20.69%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.75           7.90      281,893    2,226,534   -26.55%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.64           97        1,133    16.43%
LN EQUITY-INCOME                                                                                     1.44%
    VUL-CV (.75% Fee
       Rate)                    10.79           9.93      133,643    1,326,526    -8.03%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.45       29,160      275,698    -5.45%
    VUL-DB (.90% Fee
       Rate)                    12.41          11.39       89,958    1,025,036    -8.17%
LN GLOBAL ASSET
   ALLOCATION                                                                                        0.56%
    VUL-CV (.75% Fee
       Rate)                    10.15           9.29       35,542      330,122    -8.47%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.56        1,131       10,805    -4.45%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.48           9.57       18,608      178,163    -8.60%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.99           93        1,023     9.87%
LN INTERNATIONAL                                                                                     0.58%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.20          493        5,032     2.03%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.20        1,042       10,627     2.01%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.04           93        1,028    10.44%
LN MONEY MARKET                                                                                      3.78%
    VUL I (.80% Fee Rate)       11.18          11.53      149,033    1,718,780     3.19%
    VUL-CV (.75% Fee
       Rate)                    10.82          11.17    1,053,999   11,768,612     3.24%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00          10.16    1,129,273   11,473,154     1.60%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.60          10.93    1,532,584   16,750,088     3.08%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.04           93          934     0.38%
LN SOCIAL AWARENESS                                                                                  0.77%
    VUL-CV (.75% Fee
       Rate)                    10.17           9.13      117,002    1,068,374   -10.20%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.27       13,789      127,859    -7.27%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.80           9.68       16,436      159,159   -10.33%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.53           93        1,073    15.29%
MFS VIT CAPITAL
   OPPORTUNITIES                                                                                       --
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.72        6,995       74,983     7.20%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.72        2,335       25,026     7.16%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.92           93        1,110    19.24%
MFS VIT EMERGING GROWTH                                                                                --
    VUL I (.80% Fee Rate)       15.99          10.55      275,113    2,902,787   -34.02%
    VUL-CV (.75% Fee
       Rate)                    13.16           8.69      981,573    8,530,240   -33.98%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           8.35       38,488      321,187   -16.55%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    12.79           8.43      290,024    2,444,392   -34.08%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.16           93        1,132    21.56%
MFS VIT TOTAL RETURN                                                                                 1.80%
    VUL I (.80% Fee Rate)       12.23          12.16      220,725    2,683,651    -0.55%
    VUL-CV (.75% Fee
       Rate)                    11.33          11.27      376,707    4,245,629    -0.50%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.87       97,201      959,607    -1.28%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    12.01          11.93      258,230    3,081,824    -0.65%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.66           93          993     6.64%
MFS VIT UTILITIES                                                                                    3.09%
    VUL I (.80% Fee Rate)       14.87          11.18      111,191    1,243,472   -24.81%
    VUL-CV (.75% Fee
       Rate)                    12.93           9.73      302,698    2,944,952   -24.77%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           7.72       48,160      371,978   -22.76%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    12.80           9.61      176,130    1,692,845   -24.88%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00           9.88           93          919    -1.22%

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL      INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(4)  INCOME RATIO(5)
----------------------------------------------------------------------------------------------------------
NB AMT MID-CAP GROWTH                                                                                  --
    VUL-CV (.75% Fee
       Rate)               $    13.84  $       10.35      525,304  $ 5,437,812   -25.21%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           8.74       73,205      639,761   -12.61%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    14.01          10.46      186,004    1,946,087   -25.32%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.02           93        1,119    20.24%
NB AMT PARTNERS                                                                                      0.29%
    VUL-CV (.75% Fee
       Rate)                     9.51           9.17       87,068      798,401    -3.55%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.65       11,067      106,810    -3.49%
    VUL-DB (.90% Fee
       Rate)                    11.36          10.94       34,088      373,043    -3.70%
NB AMT REGENCY                                                                                         --
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.49        6,673       70,017     4.92%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.49        2,029       21,277     4.88%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.17           93        1,040    11.69%
OCC ACCUMULATION GLOBAL
   EQUITY                                                                                              --
    VUL I (.80% Fee Rate)       12.81          10.95       67,831      742,940   -14.51%
OCC ACCUMULATION MANAGED                                                                             2.29%
    VUL I (.80% Fee Rate)       11.09          10.46       82,263      860,269    -5.67%
PUTNAM VT GROWTH AND
   INCOME CLASS IB                                                                                     --
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.19       23,261      237,025     1.90%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.19        4,310       43,902     1.86%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.88           93        1,013     8.80%
PUTNAM VT HEALTH SCIENCES
   CLASS IB                                                                                            --
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.08        2,736       27,580     0.80%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.08        9,121       91,911     0.77%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.59           93          985     5.86%
SCUDDER VIT EAFE EQUITY
   INDEX                                                                                               --
    VUL-CV (.75% Fee
       Rate)                    10.32           7.72      190,730    1,471,560   -25.25%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           8.28       26,036      215,632   -17.18%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     9.82           7.33      109,462      802,191   -25.36%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          10.62           97        1,033     6.16%
SCUDDER VIT EQUITY 500
   INDEX                                                                                             0.93%
    VUL I (.80% Fee Rate)       11.97          10.43      941,597    9,820,738   -12.88%
    VUL-CV (.75% Fee
       Rate)                     9.93           8.65    2,454,180   21,238,642   -12.84%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00           9.16      129,782    1,189,401    -8.35%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.54           9.17      602,157    5,521,817   -12.97%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.30           97        1,100    13.01%
SCUDDER VIT SMALL CAP
   INDEX                                                                                             0.80%
    VUL-CV (.75% Fee
       Rate)                    10.89          11.03      257,019    2,836,045     1.31%
    VUL-CV II and VUL-CV
       II Elite (.75% Fee
       Rate) (1)                10.00          10.00       30,964      309,774     0.04%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    11.74          11.88       65,047      772,677     1.16%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.14           97        1,181    21.36%
FRANKLIN SMALL CAP                                                                                     --
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          11.33       10,332      117,016    13.25%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          11.32        4,018       45,490    13.22%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          12.33           97        1,200    23.34%
TEMPLETON FOREIGN
   SECURITIES                                                                                        3.01%
    VUL I (.80% Fee Rate)       11.44           9.56      336,966    3,222,768   -16.42%
TEMPLETON FOREIGN
   SECURITIES CLASS 2                                                                                2.85%
    VUL-CV (.75% Fee
       Rate)                    10.92           9.10      367,307    3,343,373   -16.62%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.86       22,850      202,522   -11.37%
    VUL-DB (.90% Fee
       Rate)                    11.32           9.42      115,140    1,084,659   -16.75%
TEMPLETON GLOBAL ASSET
   ALLOCATION                                                                                        1.45%
    VUL I (.80% Fee Rate)       11.97          10.72       32,372      346,970   -10.44%
TEMPLETON GROWTH
   SECURITIES                                                                                        1.96%
    VUL I (.80% Fee Rate)       12.64          12.41       56,957      706,899    -1.77%
    VUL-CV II Elite (.75%
       Fee Rate) (2)            10.00          10.43       19,695      205,389     4.28%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.42        7,895       82,299     4.24%
    VUL Money Guard
       (1.00% Fee Rate)
       (3)                      10.00          11.20           97        1,090    12.04%
TEMPLETON GROWTH
   SECURITIES CLASS 2                                                                                1.74%
    VUL-CV (.75% Fee
       Rate)                    12.28          12.02       43,449      522,427    -2.05%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.78        4,977       48,681    -2.19%
    VUL-DB (.90% Fee
       Rate)                    12.82          12.54       26,360      330,450    -2.19%

(1) Reflects less than a full year of activity. Funds were first received in this option on 5/09/2001.
(2) Reflects less than a full year of activity. Funds were first received in this option on 9/10/2001.
(3) Reflects less than a full year of activity. Funds were first received in this option on 09/19/2001.
(4) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2002.

                                          AGGREGATE   AGGREGATE
                                          COST OF     PROCEEDS
                                          PURCHASES   FROM SALES
----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund        $  444,934  $  394,670
----------------------------------------
AIM V.I. Diversified Income Fund             165,071     101,571
----------------------------------------
AIM V.I. Growth Fund                       4,056,240   3,720,436
----------------------------------------
AIM V.I. International Growth Fund        10,449,942   9,907,557
----------------------------------------
AIM V.I. Premier Equity Fund               5,617,625   4,939,035
----------------------------------------
AFIS Global Small Capitalization Class 2
   Fund                                    6,582,514   4,586,183
----------------------------------------
AFIS Growth Class 2 Fund                  16,096,088   5,415,043
----------------------------------------
AFIS Growth -- Income Class 2 Fund        17,252,344   5,557,356
----------------------------------------
AFIS International Class 2 Fund            5,040,775   2,844,984
----------------------------------------
AVPSF AllianceBernstein Small Cap Value
   Portfolio                               2,014,041     651,283
----------------------------------------
AVPSF Growth and Income Portfolio          4,310,925   2,172,743
----------------------------------------
AVPSF Premier Growth Portfolio               999,021     302,125
----------------------------------------
AVPSF Technology Portfolio                   365,578      38,120
----------------------------------------
Baron Capital Asset Insurance Shares
   Fund                                    2,350,355   1,189,252
----------------------------------------
Delaware VIP Devon Series                    190,827      80,970
----------------------------------------
Delaware VIP Emerging Markets Series       1,524,547   1,235,622
----------------------------------------
Delaware VIP High Yield Series             6,543,783   5,406,205
----------------------------------------
Delaware VIP Large Cap Value Series        1,141,092     713,356
----------------------------------------
Delaware VIP REIT Series                   7,455,632   4,092,801
----------------------------------------
Delaware VIP Small Cap Value Series       10,150,313   6,498,426
----------------------------------------
Delaware VIP Trend Series                  3,469,700   3,073,688
----------------------------------------
Delaware VIP U.S. Growth Series               43,610       5,162
----------------------------------------
Fidelity VIP Asset Manager Portfolio         171,354     169,106
----------------------------------------
Fidelity VIP Contrafund Service
   Class Portfolio                         4,273,074   2,794,476
----------------------------------------
Fidelity VIP Equity-Income Portfolio         844,834     613,773
----------------------------------------
Fidelity VIP Equity-Income Service
   Class Portfolio                         1,752,567     515,252
----------------------------------------
Fidelity VIP Growth Service
   Class Portfolio                         2,122,723     872,601
----------------------------------------
Fidelity VIP Growth Opportunities
   Service Class Portfolio                   998,666     801,156
----------------------------------------
Fidelity VIP High Income Service
   Class Portfolio                         1,403,297   1,190,626
----------------------------------------
Fidelity VIP Investment Grade Bond
   Portfolio                                 934,464     726,875
----------------------------------------
Fidelity VIP Overseas Service
   Class Portfolio                         5,194,992   5,022,722
----------------------------------------
Janus Aspen Series Aggressive Growth
   Service Shares Portfolio                  404,824     164,228
----------------------------------------
Janus Aspen Series Balanced Portfolio      2,926,533   3,307,170
----------------------------------------
Janus Aspen Series Balanced Service
   Shares Portfolio                        2,395,638     465,063
----------------------------------------
Janus Aspen Series Global Technology
   Service Shares Portfolio                  647,050     792,412
----------------------------------------
Janus Aspen Series Worldwide Growth
   Portfolio                               2,967,065   3,690,418
----------------------------------------
Janus Aspen Series Worldwide Growth
   Service Shares Portfolio                2,100,443     695,660
----------------------------------------
LN Aggressive Growth Fund                     58,471      12,806
----------------------------------------
LN Bond Fund                              15,754,609   8,969,000
----------------------------------------
LN Capital Appreciation Fund               1,702,459   1,519,217
----------------------------------------
LN Equity-Income Fund                      1,306,361   1,135,217
----------------------------------------
LN Global Asset Allocation Fund              672,170     613,468
----------------------------------------
LN International Fund                      6,034,335   5,704,596
----------------------------------------
LN Money Market Fund                      87,347,253  73,043,618
----------------------------------------
LN Social Awareness Fund                     376,102     287,023
----------------------------------------
MFS VIT Capital Opportunities Series         533,618     363,353
----------------------------------------
MFS VIT Emerging Growth Series             3,544,809   4,102,513
----------------------------------------
MFS VIT Total Return Series                6,533,183   2,970,699
----------------------------------------
MFS VIT Utilities Series                   3,594,112   3,016,124
----------------------------------------
NB AMT Mid-Cap Growth Portfolio            3,817,643   2,621,943
----------------------------------------
NB AMT Partners Portfolio                    478,767     352,781
----------------------------------------

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                          AGGREGATE   AGGREGATE
                                          COST OF     PROCEEDS
                                          PURCHASES   FROM SALES
----------------------------------------------------------------
NB AMT Regency Portfolio                  $1,322,734  $  573,651
----------------------------------------
OCC Accumulation Global Equity Portfolio     143,213     160,916
----------------------------------------
OCC Accumulation Managed Portfolio           198,814     168,435
----------------------------------------
Putnam VT Growth and Income Class IB
   Fund                                    1,228,436     806,918
----------------------------------------
Putnam VT Health Sciences Class IB Fund      664,665     366,472
----------------------------------------
Scudder VIT EAFE Equity Index Fund         4,012,949   3,948,965
----------------------------------------
Scudder VIT Equity 500 Index Fund         15,528,297   7,886,045
----------------------------------------
Scudder VIT Small Cap Index Fund           4,808,261   4,161,491
----------------------------------------
Franklin Smalll Cap Fund                   1,666,484     956,765
----------------------------------------
Templeton Foreign Securities Fund            519,911     501,149
----------------------------------------
Templeton Foreign Securities Class 2
   Fund                                    2,231,334   1,890,653
----------------------------------------
Templeton Global Asset Allocation Fund       110,800      81,995
----------------------------------------
Templeton Growth Securities Fund           1,170,438     265,220
----------------------------------------
Templeton Growth Securities Class 2 Fund   1,082,020     315,194
----------------------------------------

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENTS

   The following is a summary of investments owned at December 31, 2002.

                                             NET
                                SHARES       ASSET   VALUE OF     COST OF
                                OUTSTANDING  VALUE   SHARES       SHARES
-----------------------------------------------------------------------------
AIM V.I. Capital Appreciation
   Fund                            141,281   $16.43  $ 2,321,253  $ 3,690,053
------------------------------
AIM V.I. Diversified Income
   Fund                             74,719     8.60      642,579      741,664
------------------------------
AIM V.I. Growth Fund             1,284,362    11.30   14,513,286   29,397,055
------------------------------
AIM V.I. International Growth
   Fund                            266,614    12.49    3,330,008    3,560,662
------------------------------
AIM V.I. Premier Equity Fund     1,366,913    16.22   22,171,325   37,304,295
------------------------------
AFIS Global Small
   Capitalization Class 2 Fund     396,298     9.23    3,657,828    4,319,360
------------------------------
AFIS Growth Class 2 Fund           729,825    33.29   24,295,876   33,771,033
------------------------------
AFIS Growth -- Income Class 2
   Fund                            845,700    25.52   21,582,269   25,305,356
------------------------------
AFIS International Class 2
   Fund                            224,656    10.05    2,257,790    2,396,348
------------------------------
AVPSF AllianceBernstein Small
   Cap Value Portfolio             130,624    10.46    1,366,322    1,441,396
------------------------------
AVPSF Growth and Income
   Portfolio                       150,688    16.62    2,504,432    2,959,570
------------------------------
AVPSF Premier Growth Portfolio      34,529    17.45      602,526      722,890
------------------------------
AVPSF Technology Portfolio          28,257    10.05      283,984      340,402
------------------------------
Baron Capital Asset Insurance
   Shares Fund                     211,920    16.56    3,509,400    3,795,258
------------------------------
Delaware VIP Devon Series           41,137     8.25      339,384      470,954
------------------------------
Delaware VIP Emerging Markets
   Series                          294,631     6.77    1,994,649    2,019,026
------------------------------
Delaware VIP High Yield Series     479,685     4.79    2,297,692    2,340,046
------------------------------
Delaware VIP Large Cap Value
   Series                           33,861    13.00      440,196      446,310
------------------------------
Delaware VIP REIT Series           435,587    11.73    5,109,440    5,172,815
------------------------------
Delaware VIP Small Cap Value
   Series                          724,241    18.14   13,137,734   13,283,680
------------------------------
Delaware VIP Trend Series          581,463    20.20   11,745,560   16,123,265
------------------------------
Delaware VIP U.S. Growth
   Series                            6,273     5.36       33,623       40,660
------------------------------
Fidelity VIP Asset Manager
   Portfolio                        60,506    12.75      771,457      969,691
------------------------------
Fidelity VIP Contrafund
   Service Class Portfolio         657,306    18.04   11,857,792   14,426,524
------------------------------
Fidelity VIP Equity-Income
   Portfolio                       222,454    18.16    4,039,765    5,303,472
------------------------------
Fidelity VIP Equity-Income
   Service Class Portfolio          65,778    18.10    1,190,579    1,332,208
------------------------------
Fidelity VIP Growth Service
   Class Portfolio                 140,707    23.34    3,284,107    4,630,786
------------------------------
Fidelity VIP Growth
   Opportunities Service
   Class Portfolio                 295,861    11.70    3,461,579    5,128,175
------------------------------
Fidelity VIP High Income
   Service Class Portfolio         279,197     5.91    1,650,053    1,822,956
------------------------------
Fidelity VIP Investment Grade
   Bond Portfolio                  262,023    13.70    3,589,710    3,236,679
------------------------------
Fidelity VIP Overseas Service
   Class Portfolio                  19,166    10.94      209,671      215,163
------------------------------
Janus Aspen Series Aggressive
   Growth Service Shares
   Portfolio                        16,973    15.62      265,118      280,220
------------------------------
Janus Aspen Series Balanced
   Portfolio                       702,542    20.59   14,465,340   17,212,229
------------------------------
Janus Aspen Series Balanced
   Service Shares Portfolio        114,878    21.32    2,449,209    2,606,604
------------------------------
Janus Aspen Series Global
   Technology Service Shares
   Portfolio                       412,540     2.41      994,222    1,906,110
------------------------------
Janus Aspen Series Worldwide
   Growth Portfolio                673,682    21.05   14,181,016   24,775,090
------------------------------
Janus Aspen Series Worldwide
   Growth Service Shares
   Portfolio                        81,462    20.95    1,706,633    2,057,799
------------------------------
LN Aggressive Growth Fund            6,064     6.54       39,650       46,527
------------------------------
LN Bond Fund                     2,092,912    12.99   27,184,836   25,997,653
------------------------------
LN Capital Appreciation Fund       438,505    12.68    5,559,372   10,284,533
------------------------------
LN Equity-Income Fund              177,653    12.65    2,247,838    2,756,999
------------------------------
LN Global Asset Allocation
   Fund                             45,855    10.89      499,366      561,199
------------------------------
LN International Fund               37,107     9.80      363,541      364,663
------------------------------
LN Money Market Fund             5,476,371    10.00   54,763,714   54,763,714
------------------------------
LN Social Awareness Fund            56,517    19.88    1,123,271    1,730,665
------------------------------
MFS VIT Capital Opportunities
   Series                           23,059     9.53      219,752      260,293
------------------------------
MFS VIT Emerging Growth Series     733,108    11.91    8,731,311   17,482,429
------------------------------
MFS VIT Total Return Series        780,289    17.14   13,374,146   14,164,775
------------------------------
MFS VIT Utilities Series           432,156    12.03    5,198,836    7,576,818
------------------------------
NB AMT Mid-Cap Growth
   Portfolio                       548,654    11.97    6,567,384   10,163,234
------------------------------
NB AMT Partners Portfolio           92,621    11.40    1,055,884    1,374,324
------------------------------

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENTS (CONTINUED)

                                             NET
                                SHARES       ASSET   VALUE OF     COST OF
                                OUTSTANDING  VALUE   SHARES       SHARES
-----------------------------------------------------------------------------
NB AMT Regency Portfolio            87,781   $ 8.90  $   781,255  $   807,734
------------------------------
OCC Accumulation Global Equity
   Portfolio                        53,302    10.76      573,527      810,979
------------------------------
OCC Accumulation Managed
   Portfolio                        21,887    32.77      717,235      900,986
------------------------------
Putnam VT Growth and Income
   Class IB Fund                    32,545    18.64      606,632      659,545
------------------------------
Putnam VT Health Sciences
   Class IB Fund                    39,500     9.32      368,144      392,026
------------------------------
Scudder VIT EAFE Equity Index
   Fund                            304,092     6.47    1,967,478    2,476,929
------------------------------
Scudder VIT Equity 500 Index
   Fund                          3,843,482     9.20   35,360,038   48,074,546
------------------------------
Scudder VIT Small Cap Index
   Fund                            428,257     8.45    3,618,769    4,197,709
------------------------------
Franklin Smalll Cap Fund            59,593    12.79      762,199      823,111
------------------------------
Templeton Foreign Securities
   Fund                            272,897     9.51    2,595,253    4,443,015
------------------------------
Templeton Foreign Securities
   Class 2 Fund                    427,789     9.42    4,029,770    5,763,996
------------------------------
Templeton Global Asset
   Allocation Fund                  24,337    14.59      355,081      447,826
------------------------------
Templeton Growth Securities
   Fund                            178,835     8.67    1,550,502    1,906,524
------------------------------
Templeton Growth Securities
   Class 2 Fund                    159,618     8.60    1,372,719    1,699,402
------------------------------

6. NEW INVESTMENT FUNDS AND FUND NAME CHANGES

   During 2001, the AFIS International Class 2 Fund, the AVPSF Premier Growth Portfolio, the AVPSF Growth and Income Portfolio, the AVPSF AllianceBernstein Small Cap Value Portfolio, the AVPSF Technology Portfolio, the DGPF Growth and Income Series, the DGPF U.S. Growth Series, the Fidelity VIP Equity-Income Service Class Portfolio, the Fidelity VIP Overseas Service Class Portfolio, the Janus Aspen Series Aggressive Growth Service Shares Portfolio, the Janus Aspen Series Balanced Service Shares Portfolio, the Janus Aspen Series Worldwide Growth Service Shares Portfolio, the LN Aggressive Growth Fund Inc., the LN International Fund Inc., the MFS VIT Capital Opportunities Series, the NB AMT Regency Portfolio, the Putnam VT Growth and Income Class IB Fund, the Putnam VT Health Sciences Class IB Fund, and the Franklin Small Cap Fund became available as investment options for Variable Account contract owners of selected policy forms. Accordingly, the 2001 statement of changes in net assets and total return and investment income ratios in footnote 3 for these subaccounts are for the period from September 10, 2001 (commencement of operations) to December 31, 2001.

   During 2002, the Deutsche Asset Management VIT Funds Trust (Deutsche VIT) family of funds changed its name to Scudder VIT Funds (Scudder VIT), the Delaware Group Premium Fund (DGPF) family of funds changed its name to Delaware VIP Trust (Delaware VIP), the Fidelity Variable Insurance Products Fund II (Fidelity VIP II) family of funds changed its name to Fidelity Variable Insurance Products Fund (Fideity VIP) and the Fidelity Variable Insurance Products Fund III (Fidelity VIP III) family of funds changed its name to Fidelity Variable Insurance Products Fund (Fidelity VIP).

   Also during 2002, the AIM V.I. International Equity Fund changed its name to the AIM V.I. International Growth Fund, the AIM V.I. Value Fund changed its name to the AIM V.I. Premier Equity Fund, the Delaware VIP Growth and Income Series changed its name to the Delaware VIP Large Cap Value Series, the Templeton Asset Strategy Fund changed its name to the Templeton Global Asset Allocation Fund, the Templeton International Securities Class 1 Fund changed its name to the Templeton Foreign Securities Class 1 Fund and the Templeton International Securities Class 2 Fund changed its name to the Templeton Foreign Securities Class 2 Fund.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of The Lincoln National Life Insurance Company
 and
Contract Owners of Lincoln Life Flexible Premium Variable Life
Account M

We have audited the accompanying statement of assets and liabilities of Lincoln Life Flexible Premium Variable Life Account M ("Variable Account") (comprised of the following subaccounts: AIM Variable Insurance Funds ("AIM V.I.") Capital Appreciation, AIM V.I. Diversified Income, AIM V.I. Growth, AIM V.I. International Growth, AIM V.I. Premier Equity, American Funds Insurance Series ("AFIS") Global Small Capitalization Class 2, AFIS Growth Class 2, AFIS Growth-Income Class 2, AFIS International Class 2, Alliance Variable Products Series Fund ("AVPSF") AllianceBernstein Small Cap Value, AVPSF Growth and Income, AVPSF Premier Growth, AVPSF Technology, Baron Capital Funds Trust Capital Asset Insurance Shares, Delaware VIP Trust ("Delaware VIP") Devon, Delaware VIP Emerging Markets, Delaware VIP High Yield, Delaware VIP Large Cap Value, Delaware VIP REIT, Delaware Small Cap Value, Delaware VIP Trend, Delaware VIP U.S. Growth, Fidelity Variable Insurance Products Fund ("Fidelity VIP") Asset Manager, Fidelity VIP Contrafund Service Class, Fidelity VIP Equity-Income, Fidelity VIP Equity-Income Service Class, Fidelity VIP Growth Opportunities Service Class, Fidelity VIP Growth Service Class, Fidelity VIP High Income Service Class, Fidelity VIP Investment Grade Bond, Fidelity VIP Overseas Service Class, Janus Aspen Series Aggressive Growth Service Shares, Janus Aspen
Series Balanced, Janus Aspen Series Balanced Service Shares, Janus Aspen Series Global Technology Service Shares, Janus Aspen
Series Worldwide Growth, Janus Aspen Series Worldwide Growth Service Shares, Lincoln National ("LN") Aggressive Growth, LN Bond, LN Capital Appreciation, LN Equity Income, LN Global Asset Allocation, LN International, LN Money Market, LN Social Awareness, MFS Variable Insurance Trust ("MFS VIT") Capital Opportunities, MFS VIT Emerging Growth, MFS VIT Total Return, MFS VIT Utilities, Neuberger Berman Advisors Management Trust ("NB AMT") Mid-Cap Growth, NB AMT Partners, NB AMT Regency, OCC Accumulation Trust ("OCC Accumulation") Global Equity, OCC Accumulation Managed, Putnam Variable Trust ("Putnam VT") Growth and Income Class IB, Putnam VT Health Services Class IB, Scudder VIT Funds ("Scudder VIT") EAFE Equity Index, Scudder VIT Equity 500 Index, Scudder VIT Small Cap Index, Franklin Small Cap, Franklin Templeton Variable Insurance Products Trust ("Templeton") Foreign Securities, Templeton Foreign Securities Class 2, Templeton Global Asset Allocation, Templeton Growth Securities, and Templeton Growth Securities Class 2), as of December 31, 2002, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the respective two years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Flexible Premium Variable Life Account M at December 31, 2002, and the results of their operations for the year then ended, and the changes in their net assets for each of the respective two years or periods in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                /s/ Ernst & Young LLP

Fort Wayne, Indiana
March 3, 2003

                  The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company

Consolidated Balance Sheets

                                                                                                December 31
                                                                                              2002        2001
                                                                                          -----------  -----------
                                                                                               (000s omitted)
                                                                                          ------------------------
ASSETS
Investments:
 Securities available-for-sale, at fair value:
   Fixed maturity (cost: 2002 -- $29,746,303; 2001 -- $26,599,804)                        $31,310,917  $26,944,945
------------------------------------------------------------------------------------------
   Equity (cost: 2002 -- $196,697; 2001 -- $260,678)                                          207,741      258,734
------------------------------------------------------------------------------------------
 Mortgage loans on real estate                                                              4,199,683    4,527,257
------------------------------------------------------------------------------------------
 Real estate                                                                                  279,485      267,700
------------------------------------------------------------------------------------------
 Policy loans                                                                               1,937,678    1,931,112
------------------------------------------------------------------------------------------
 Derivative instruments                                                                        64,780       49,251
------------------------------------------------------------------------------------------
 Other investments                                                                            377,746      506,997
------------------------------------------------------------------------------------------
                                                                                          -----------  -----------
Total Investments                                                                          38,378,030   34,485,996
------------------------------------------------------------------------------------------
Investment in unconsolidated affiliates                                                            --        8,134
------------------------------------------------------------------------------------------
Cash and invested cash                                                                      1,246,523    2,818,382
------------------------------------------------------------------------------------------
Property and equipment                                                                        170,424      171,990
------------------------------------------------------------------------------------------
Deferred acquisition costs                                                                  2,373,234    2,267,039
------------------------------------------------------------------------------------------
Premiums and fees receivable                                                                  180,561      376,883
------------------------------------------------------------------------------------------
Accrued investment income                                                                     504,944      531,242
------------------------------------------------------------------------------------------
Assets held in separate accounts                                                           31,100,455   39,226,184
------------------------------------------------------------------------------------------
Federal income taxes                                                                          188,107           --
------------------------------------------------------------------------------------------
Amounts recoverable from reinsurers                                                         7,223,004    6,644,857
------------------------------------------------------------------------------------------
Goodwill                                                                                      919,172      899,009
------------------------------------------------------------------------------------------
Other intangible assets                                                                     1,012,773    1,118,487
------------------------------------------------------------------------------------------
Other assets                                                                                  825,686      929,799
------------------------------------------------------------------------------------------
                                                                                          -----------  -----------
Total Assets                                                                              $84,122,913  $89,478,002
------------------------------------------------------------------------------------------
                                                                                          ===========  ===========

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Insurance and Investment Contract Liabilities:
 Insurance policy and claim reserves                                                      $21,699,308  $20,318,098
------------------------------------------------------------------------------------------
 Contractholder funds                                                                      21,402,235   19,216,595
------------------------------------------------------------------------------------------
 Liabilities related to separate accounts                                                  31,100,455   39,226,184
------------------------------------------------------------------------------------------
                                                                                          -----------  -----------
Total Insurance and Investment Contract Liabilities                                        74,201,998   78,760,877
------------------------------------------------------------------------------------------
Short-term debt                                                                               103,696      261,839
------------------------------------------------------------------------------------------
Surplus notes payable to Lincoln National Corporation                                       1,250,000    1,250,000
------------------------------------------------------------------------------------------
Federal income taxes                                                                               --       80,113
------------------------------------------------------------------------------------------
Other liabilities                                                                           3,301,978    3,565,416
------------------------------------------------------------------------------------------
Deferred gain on indemnity reinsurance                                                        973,101    1,107,251
------------------------------------------------------------------------------------------
                                                                                          -----------  -----------
Total Liabilities                                                                          79,830,773   85,025,496
------------------------------------------------------------------------------------------

Shareholder's Equity:
Common stock -- $2.50 par value
Authorized, issued and outstanding shares -- 10 million
  (owned by Lincoln National Corporation)                                                      25,000       25,000
------------------------------------------------------------------------------------------
Retained earnings                                                                           3,583,688    4,232,185
------------------------------------------------------------------------------------------
Accumulated Other Comprehensive Income:
 Foreign currency translation adjustment                                                          375          375
------------------------------------------------------------------------------------------
 Net unrealized gain on securities available-for-sale, net of reclassification adjustment     703,100      171,964
------------------------------------------------------------------------------------------
 Net unrealized gain on derivative instruments                                                 31,829       22,982
------------------------------------------------------------------------------------------
 Minimum pension liability adjustment                                                         (51,852)          --
------------------------------------------------------------------------------------------
                                                                                          -----------  -----------
Total Accumulated Other Comprehensive Income                                                  683,452      195,321
------------------------------------------------------------------------------------------
                                                                                          -----------  -----------
Total Shareholder's Equity                                                                  4,292,140    4,452,506
------------------------------------------------------------------------------------------
                                                                                          -----------  -----------
Total Liabilities and Shareholder's Equity                                                $84,122,913  $89,478,002
------------------------------------------------------------------------------------------
                                                                                          ===========  ===========

See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Income

                                                                                  Year Ended December 31
                                                                            ----------------------------------
                                                                               2002        2001        2000
                                                                            ----------  ----------  ----------
                                                                                      (000s omitted)
                                                                            ----------------------------------
Revenue:
Insurance premiums                                                          $  250,766  $1,604,161  $1,566,841
----------------------------------------------------------------------------
Insurance fees                                                               1,296,716   1,373,438   1,448,460
----------------------------------------------------------------------------
Net investment income                                                        2,509,489   2,554,180   2,586,762
----------------------------------------------------------------------------
Equity in earnings (losses) of unconsolidated affiliates                          (647)      5,672        (379)
----------------------------------------------------------------------------
Net realized loss on investments and derivative instruments (net of amounts
  restored/(amortized) against balance sheet accounts, Note 5)                (262,805)   (121,525)    (24,331)
----------------------------------------------------------------------------
Realized gain (loss) on sale of subsidiaries                                   (10,646)      4,963          --
----------------------------------------------------------------------------
Amortization of deferred gain on indemnity reinsurance                          73,115      19,267          --
----------------------------------------------------------------------------
Other revenue and fees                                                         244,938     255,203     210,645
                                                                            ----------  ----------  ----------
----------------------------------------------------------------------------
Total Revenue                                                                4,100,926   5,695,359   5,787,998
----------------------------------------------------------------------------

Benefits and Expenses:
Benefits                                                                     2,714,308   3,234,013   3,238,596
----------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses (Note 5)             1,349,800   1,712,814   1,587,504
----------------------------------------------------------------------------
Interest and debt expense                                                       79,342      80,621      80,179
----------------------------------------------------------------------------
                                                                            ----------  ----------  ----------
----------------------------------------------------------------------------
Total Benefits and Expenses                                                  4,143,450   5,027,448   4,906,279
                                                                            ----------  ----------  ----------
----------------------------------------------------------------------------
(Loss) Income Before Federal Income Taxes and Cumulative Effect of
  Accounting Changes                                                           (42,524)    667,911     881,719
----------------------------------------------------------------------------
Federal income taxes (benefit)                                                 (91,540)    156,263     232,818
                                                                            ----------  ----------  ----------
----------------------------------------------------------------------------
Income before Cumulative Effect of Accounting Changes                           49,016     511,648     648,901
----------------------------------------------------------------------------
Cumulative Effect of Accounting Changes (net of Federal Income Tax Benefit)         --     (15,566)         --
                                                                            ----------  ----------  ----------
----------------------------------------------------------------------------
Net Income                                                                  $   49,016  $  496,082  $  648,901
--------------------------------------------------------------------------- ==========  ==========  ==========


See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Shareholder's Equity

                                                          Year Ended December 31
                                                       2002        2001        2000
                                                    ----------  ----------  ----------
                                                              (000s omitted)
                                                    ----------------------------------
Common Stock:
Balance at beginning and end-of-year                $   25,000  $   25,000  $   25,000
----------------------------------------------------

Retained Earnings:
Balance at beginning-of-year                         4,232,185   4,226,839   3,931,861
----------------------------------------------------
Comprehensive income                                   537,147     744,419   1,096,435
----------------------------------------------------
Less other comprehensive income (loss)(net of
  income tax):
  Foreign Currency translation adjustment                   --         375          --
  -----------------------------------------------
  Net unrealized gain on securities                    531,136     224,980     447,534
   available-for-sale (net of reclassification
   adjustment)
  -----------------------------------------------
  Net unrealized gain on derivative instruments          8,847      22,982          --
  -----------------------------------------------
  Minimum pension liability adjustment                 (51,852)         --          --
                                                    ----------  ----------  ----------
----------------------------------------------------
Net Income                                              49,016     496,082     648,901
----------------------------------------------------
Non-qualified stock options                              3,158       4,023       2,280
----------------------------------------------------
Additional investment by Lincoln National                9,329         241      63,797
  Corporation
----------------------------------------------------
Dividends declared on common stock                    (710,000)   (495,000)   (420,000)
                                                    ----------  ----------  ----------
----------------------------------------------------
Balance at End-of-Year                               3,583,688   4,232,185   4,226,839
----------------------------------------------------

Foreign Currency Translation Adjustment:
Balance at beginning-of-year                               375          --          --
----------------------------------------------------
Change during the year                                      --         375          --
                                                    ----------  ----------  ----------
----------------------------------------------------
Balance at End-of-Year                                     375         375          --
                                                    ----------  ----------  ----------
----------------------------------------------------

Net Unrealized Gain (Loss) on Securities
  Available-for-sale:
Balance at beginning-of-year                           171,964     (53,016)   (500,550)
----------------------------------------------------
Change during the year                                 531,136     224,980     447,534
                                                    ----------  ----------  ----------
----------------------------------------------------
Balance at End-of-Year                                 703,100     171,964     (53,016)
                                                    ----------  ----------  ----------
----------------------------------------------------

Net Unrealized Gain on Derivative Instruments:
Balance at beginning-of-year                            22,982          --          --
----------------------------------------------------
Cumulative effect of accounting change                      --      17,586          --
----------------------------------------------------
Change during the year                                   8,847       5,396          --
                                                    ----------  ----------  ----------
----------------------------------------------------
Balance at End-of-Year                                  31,829      22,982          --
                                                    ----------  ----------  ----------
----------------------------------------------------

Minimum Pension Liability Adjustment:
Balance at beginning-of-year                                --          --          --
----------------------------------------------------
Change during the year                                 (51,852)         --          --
                                                    ----------  ----------  ----------
----------------------------------------------------
Balance at End-of-Year                                 (51,852)         --          --
                                                    ----------  ----------  ----------
----------------------------------------------------
Total Shareholder's Equity at End-of-Year           $4,292,140  $4,452,506  $4,198,823
                                                    ==========  ==========  ==========
----------------------------------------------------

See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Cash Flows

                                                                               Year Ended December 31
                                                                          2002          2001          2000
                                                                      ------------  ------------  -----------
                                                                                   (000s omitted)
                                                                      ---------------------------------------
Cash Flows from Operating Activities:
Net income                                                            $     49,016  $    496,082  $   648,901
----------------------------------------------------------------------
Adjustments to reconcile net income to net cash provided by (used in)
  operating activities:
----------------------------------------------------------------------
 Deferred acquisition costs                                               (325,704)     (346,362)    (428,073)
----------------------------------------------------------------------
 Premiums and fees receivable                                              196,322        36,069      (46,013)
----------------------------------------------------------------------
 Accrued investment income                                                  26,298       (55,259)     (10,239)
----------------------------------------------------------------------
 Policy liabilities and accruals                                          (929,827)     (735,307)     201,101
----------------------------------------------------------------------
 Contractholder funds                                                      983,768     1,135,927    1,070,602
----------------------------------------------------------------------
 Amounts recoverable from reinsurers                                       894,270       425,629      235,345
----------------------------------------------------------------------
 Federal income taxes                                                     (100,700)      122,011      256,403
----------------------------------------------------------------------
 Federal income taxes paid on proceeds from disposition                   (477,133)           --           --
----------------------------------------------------------------------
 Provisions for depreciation                                                22,222        15,798       24,051
----------------------------------------------------------------------
 Amortization of goodwill                                                       --        26,518       24,861
----------------------------------------------------------------------
 Amortization of other intangible assets                                   105,714        91,837      129,362
----------------------------------------------------------------------
 Net realized loss on investments and derivative instruments               262,805       121,525       24,331
----------------------------------------------------------------------
 (Gain) loss on sale of subsidiaries                                        10,646        (4,963)          --
----------------------------------------------------------------------
 Amortization of deferred gain                                             (73,115)      (19,267)          --
----------------------------------------------------------------------
 Other                                                                    (375,564)     (926,106)      45,187
                                                                      ------------  ------------  -----------
----------------------------------------------------------------------
Net Adjustments                                                            220,002      (111,950)   1,526,918
                                                                      ------------  ------------  -----------
----------------------------------------------------------------------
Net Cash Provided by Operating Activities                                  269,018       384,132    2,175,819
--------------------------------------------------------------------- ------------  ------------  -----------

Cash Flows from Investing Activities:
Securities available-for-sale:
 Purchases                                                             (14,002,161)  (10,634,019)  (4,449,537)
----------------------------------------------------------------------
 Sales                                                                   8,078,426     5,487,077    3,664,930
----------------------------------------------------------------------
 Maturities                                                              2,484,637     2,448,425    1,785,790
----------------------------------------------------------------------
Purchase of other investments                                           (1,280,211)   (1,830,448)  (1,899,655)
----------------------------------------------------------------------
Sale or maturity of other investments                                    1,739,382     1,867,069    1,735,091
----------------------------------------------------------------------
Proceeds from (adjustments to) disposition of business                    (195,000)    1,831,095           --
----------------------------------------------------------------------
Increase (decrease) in cash collateral on loaned securities                (95,341)      150,930      274,838
----------------------------------------------------------------------
Other                                                                      142,592       674,146     (474,800)
                                                                      ------------  ------------  -----------
----------------------------------------------------------------------
Net Cash (Used in) Provided by Investing Activities                     (3,127,676)       (5,725)     636,657
--------------------------------------------------------------------- ------------  ------------  -----------

Cash Flows from Financing Activities:
Net increase (decrease) in short-term debt                                (158,143)       42,764        8,780
----------------------------------------------------------------------
Universal life and investment contract deposits                          5,305,499     4,897,828    3,543,763
----------------------------------------------------------------------
Universal life and investment contract withdrawals                      (3,262,194)   (3,288,290)  (4,524,371)
----------------------------------------------------------------------
Investment contract transfers                                              108,479      (373,000)  (1,347,000)
----------------------------------------------------------------------
Nonqualified employee stock option exercise tax benefit                      3,158         4,023        2,280
----------------------------------------------------------------------
Dividends paid to shareholder                                             (710,000)     (495,000)    (420,000)
                                                                      ------------  ------------  -----------
----------------------------------------------------------------------
Net Cash Provided by (Used in) Financing Activities                      1,286,799       788,325   (2,736,548)
                                                                      ------------  ------------  -----------
----------------------------------------------------------------------
Net Increase (Decrease) in Cash                                         (1,571,859)    1,166,732       75,928
----------------------------------------------------------------------
Cash and Invested Cash at Beginning-of-Year                              2,818,382     1,651,650    1,575,722
                                                                      ------------  ------------  -----------
----------------------------------------------------------------------
Cash and Invested Cash at End-of-Year                                 $  1,246,523  $  2,818,382  $ 1,651,650
--------------------------------------------------------------------- ============  ============  ===========

See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements include
The Lincoln National Life Insurance Company ("the Company") and its majority-owned subsidiaries. The Company, together with its subsidiaries, are defined as ("LNL"). The Company is domiciled in Indiana. Lincoln National Corporation ("LNC") owns 100% of the Company on a direct basis and its subsidiaries on an indirect basis. The Company owns 100% of the outstanding common stock of two insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn") and Lincoln Life & Annuity Company of New York ("Lincoln Life New York"). Prior to the fourth quarter of 2001, the Company owned 100% of the outstanding common stock of two additional insurance company subsidiaries that were part of the Reinsurance business segment: Lincoln National Health & Casualty Insurance Company ("LNH&C") and Lincoln National Reassurance Company ("LNRAC"). These subsidiaries were sold as part of the sale of LNC's reinsurance business to Swiss Re on December 7, 2001. The Company also owns six non-insurance subsidiaries: Lincoln National Insurance Associates, Inc. ("LNIA"), Lincoln Financial Advisors ("LFA"), Lincoln Financial Distributors ("LFD"), Lincoln Realty Capital Corporation, Lincoln Retirement Services Company and The Administrative Management Group, Inc. which was acquired in 2002 (see Note 11). LNL's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels and prior to Swiss Re's acquisition of LNC's reinsurance business, the reinsurance of individual and group life and health business. LNL is licensed and sells its products throughout the United States, Canada, several U.S. territories and select international markets. Operations are divided into two business segments: Lincoln Retirement and Life Insurance (see Note 9). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States.

Use of Estimates
The nature of the insurance business requires management to make numerous estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results will differ from those estimates.

Investments
LNL classifies its fixed maturity and equity securities as available-for-sale and, accordingly, such securities are carried at fair value. The cost of fixed maturity securities is adjusted for amortization of premiums and discounts. The cost of fixed maturity and equity securities is reduced to fair value with a corresponding charge to realized loss on investments for declines in value that are other than temporary.

For the mortgage-backed securities portion of the fixed maturity securities portfolio, LNL recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When the effective yield changes, the carrying value of the security is adjusted prospectively. This adjustment is reflected in net investment income.

Mortgage loans on real estate, which are primarily held in the Life Insurance and Retirement segments, are carried at the outstanding principal balances adjusted for amortization of premiums and discounts and are net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, LNL will be unable to collect all amounts due under the contractual terms of the loan agreement. When LNL determines that a loan is impaired, the cost is adjusted or a provision for loss is established equal to the difference between the amortized cost of the mortgage loan and the estimated value. Estimated value is based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's observable market price; or 3) the fair value of the collateral. The provision for losses is reported as a realized loss on investments. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. Interest income on mortgage loans includes interest collected, the change in accrued interest, and amortization of premiums and discounts. Mortgage loan fees and costs are recorded in net investment income as they are incurred.

Investment real estate is carried at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset. Cost is adjusted for impairment when the projected undiscounted cash flow from the investment is less than the carrying value. Impaired real estate is written down to the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Also, valuation allowances for losses are established, as appropriate, for real estate holdings that are in the process of being sold. Real estate acquired through foreclosure proceedings is reclassified on the balance sheet from mortgage loans on real estate to real estate and is recorded at fair value at the settlement date, which establishes a new cost basis. If a subsequent periodic review of a foreclosed property indicates the fair value, less estimated costs to sell, is lower than the carrying value at settlement date, the carrying value is adjusted to the lower amount. Write-downs to real estate and any changes to the reserves on real estate are reported as a realized loss on investments.

Policy loans are carried at aggregate unpaid balances.

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less.

Realized gain (loss) on investments is recognized in net income, net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method. Changes in the fair values of securities carried at fair value are reflected directly in shareholder's equity, after deductions for related adjustments for deferred acquisition costs and amounts required to satisfy policyholder commitments that would have been recorded had these securities been sold

The Lincoln National Life Insurance Company at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

Realized gain (loss) on sale of subsidiaries, net of taxes, is recognized in net income.

Derivative Instruments
For the years ended December 31, 2002, 2001 and 2000, LNL hedged certain portions of its exposure to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations, credit risk, foreign exchange risk, commodity risk and equity risk fluctuations by entering into derivative transactions. A description of LNL's accounting for its hedging of such risks is discussed in the following paragraphs.

Effective upon the adoption of Statement of Financial Accounting Standard No. 133, "Accounting for Derivative Instruments and Hedging Activities," ("FAS, 133") on January 1, 2001, LNL recognizes all derivative instruments as either assets or liabilities in the consolidated balance sheet at fair value. FAS 133 standardized the accounting for derivative instruments, including certain derivative instruments embedded in other contracts. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, LNL must designate the hedging instrument based upon the exposure being hedged--as a cash flow hedge, fair value hedge or a hedge of a net investment in a foreign operation. As of December 31, 2002 and 2001, LNL had derivative instruments that were designated and qualified as cash flow hedges. In addition, LNL had derivative instruments that were economic hedges, but were not designated as hedging instruments under FAS 133.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income ("OCI") and reclassified into net income in the same period or periods during which the hedged transaction affects net income. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in current income during the period of change. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current income during the period of change in fair values. For derivative instruments that are designated and qualify as a hedge of a net investment in a foreign operation, the gain or loss is reported in OCI as part of the cumulative translation adjustment to the extent it is effective. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current income during the period of change.

See Note 7 for further discussion of LNL's accounting policy for derivative instruments.

Prior to January 1, 2001, derivative instruments were carried in other investments. The premiums paid for interest rate caps and swaptions were deferred and amortized to net investment income on a straight-line basis over the term of the respective derivative. Interest rate caps that hedged interest credited on fixed annuity liabilities were carried at amortized cost. Any settlement received in accordance with the terms of the interest rate caps was also recorded as net investment income. Realized gain (loss) from the termination of the interest rate caps was included in net income.

Swaptions, put options, spread-lock agreements, interest rate swaps, commodity swaps and financial futures that hedge fixed maturity securities available-for-sale were carried at fair value. The change in fair value was reflected directly in shareholders' equity. Settlements on interest rate swaps and commodity swaps were recognized in net investment income. Realized gain
(loss) from the termination of swaptions, put options, spread-lock agreements, interest rate swaps, and financial futures were deferred and amortized over the life of the hedged assets as an adjustment to the yield. Forward-starting interest rate swaps were also used to hedge the forecasted purchase of investments. These interest rate swaps were carried off-balance sheet until the occurrence of the forecasted transaction at which time the interest rate swaps were terminated and any gain (loss) on termination was used to adjust the basis of the forecasted purchase. If the forecasted purchase did not occur or the interest rate swaps were terminated early, changes in the fair value of the swaps were recorded in net income.

Over-the-counter call options which hedged liabilities tied to the S&P stock index were carried at fair value. The change in fair value was reflected directly in net income. Gain (loss) realized upon termination of these call options was included in net income. Over-the-counter call options which hedge stock appreciation rights were carried at fair value when hedging vested stock appreciation rights and at cost when hedging unvested stock appreciation rights. The change in fair value of call options hedging vested stock appreciation rights was included in net income. Gain (loss) upon termination was reported in net income.

Foreign currency swaps, which hedged some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies, were carried at fair value. The change in fair value was included in shareholder's equity. Realized gain (loss) from the termination of such derivatives was included in net income.

Prior to January 1, 2001, hedge accounting was applied as indicated above after LNL determined that the items to be hedged exposed LNL to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations, credit risk, foreign exchange risk or equity risk. Moreover, the derivatives used to hedge these exposures were designated as hedges and reduced the indicated risk demonstrating a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. If such criteria was not met or if the hedged items were sold,

The Lincoln National Life Insurance Company terminated or matured, the change in value of the derivatives was included in net income.

Loaned Securities
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, LNL will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in LNL's consolidated balance sheet in accordance with accounting guidance for secured borrowings and collateral. LNL's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. LNL values collateral daily and obtains additional collateral when deemed appropriate.

Property and Equipment
Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets.

Premiums and Fees on Investment Products and Universal Life and Traditional Life Insurance Products
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance, bank-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset based fees, cost of insurance charges, percent of premium charges, policy administration charges and surrender charges that have been assessed and earned against policy account balances and premiums received during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset based fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due from the policyholder.

Assets Held in Separate Accounts/Liabilities Related to Separate Accounts
These assets and liabilities represent segregated funds administered and invested by LNL for the exclusive benefit of pension and variable life and annuity contractholders. Both the assets and liabilities are carried at fair value. The fees earned by LNL for administrative and contractholder maintenance services performed for these separate accounts are included in insurance fee revenue.

Deferred Acquisition Costs
Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and other investment contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent recoverable. The methodology for determining the amortization of acquisition costs varies by product type based on two different accounting pronouncements: Statement of Financial Accounting Standards No. 97, "Accounting by Insurance Companies For Certain Long-Duration Contracts & Realized Gains & Losses on Investment Sales" ("FAS 97") and Statement of Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS 60"). Under FAS 97, acquisition costs for universal life and variable universal life insurance and investment-type products, which include unit-linked products and fixed and variable deferred annuities, are amortized over the lives of the policies in relation to the incidence of estimated gross profits from surrender charges; investment, mortality net of reinsurance ceded and expense margins; and actual realized gain (loss) on investments.

Past amortization amounts are adjusted when revisions are made to the estimates of current or future gross profits expected from a group of products. Policy lives for universal and variable universal life policies are estimated to be 30 years, based on the expected lives of the policies. Policy lives for fixed and variable deferred annuities are 13 to 18 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term, or no surrender charge products. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable experience.

Under FAS 60, acquisition costs for traditional life insurance products, which include whole life and term life insurance contracts, are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There are currently no deferred acquisition costs being amortized under FAS 60 for fixed and variable payout annuities.

For all FAS 97 and FAS 60 policies, amortization is based on assumptions consistent with those used in the development of the underlying policy form adjusted for emerging experience and expected trends.

The Lincoln National Life Insurance Company

Policy sales charges that are collected in the early years of an insurance policy have been deferred (referred to as "deferred front-end loads") and are amortized into income over the life of the policy in a manner consistent with that used for deferred acquisition costs. (See above for discussion of amortization.)

Benefits and Expenses
Benefits and expenses for universal life-type and other interest-sensitive life insurance products include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in LNL's general account during 2000 through 2002 ranged from 4.00% to 10.00%. For traditional life, group health and disability income products, benefits and expenses, other than deferred acquisition costs, are recognized when incurred in a manner consistent with the related premium recognition policies.

Goodwill and Other Intangible Assets
Prior to January 1, 2002, goodwill, as measured by the excess of the cost of acquired subsidiaries or businesses over the fair value of net assets acquired, was amortized using the straight-line method over periods of 20 to 40 years in accordance with the benefits expected to be derived from the acquisitions. Effective January 1, 2002, goodwill is not amortized, but is subject to impairment tests conducted at least annually.

Insurance businesses typically produce ongoing profit streams from expected new business generation that extend significantly beyond the maximum 40-year period allowed for goodwill amortization. Accordingly, for acquired insurance businesses where financial modeling indicated that anticipated new business benefits would extend for 40 years or longer, goodwill was amortized over a 40-year period.

Other intangible assets for acquired insurance businesses consist of the value of existing blocks of business (referred to as the "present value of in-force"). The present value of in-force is amortized over the expected lives of the block of insurance business in relation to the incidence of estimated profits expected to be generated on universal life and investment-type products acquired and over the premium paying period for insurance products acquired, (i.e., traditional life insurance products). Amortization is based upon assumptions used in pricing the acquisition of the block of business and is adjusted for emerging experience. Accordingly, amortization periods and methods of amortization for present value of in-force vary depending upon the particular characteristics of the underlying blocks of acquired insurance business.

Prior to January 1, 2002, the carrying values of goodwill and other intangible assets were reviewed periodically for indicators of impairment in value that are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If there was an indication of impairment then the cash flow method would be used to measure the impairment and the carrying value would be adjusted as necessary. However, effective January 1, 2002, goodwill is subject to impairment tests conducted at least annually. Other intangible assets will continue to be reviewed periodically for indicators of impairment consistent with the policy that was in place prior to January 1, 2002.

Insurance and Investment Contract Liabilities
The liabilities for future policy benefits and claim reserves for universal and variable universal life insurance policies consist of policy account balances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future insurance policy benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of policy issue. Interest assumptions for traditional direct individual life reserves for all policies range from 2.25% to 6.75% depending on the time of policy issue. The interest assumptions for immediate and deferred paid-up annuities range from 1.50% to 13.55%.

The liabilities for future claim reserves for the guaranteed minimum death benefit ("GMDB") feature on certain variable annuity contracts are a function of the net amount at risk ("NAR"), mortality, persistency and incremental death benefit mortality and expense assessments ("M&E") expected to be incurred over the period of time for which the NAR is positive. At any point in time, the NAR is the difference between the potential death benefit payable and the total variable annuity account values subject to the GMDB. At each quarterly valuation date, the GMDB reserves are calculated for every variable annuity contract with a GMDB feature based on projections of account values and NAR followed by the computation of the present value of expected NAR death claims using product pricing mortality assumptions less expected GMDB M&E revenue during the period for which the death benefit options are assumed to be in the money. As part of the estimate of future NAR, gross equity growth rates which are consistent with those used in the DAC valuation process are utilized.

With respect to its insurance and investment contract liabilities, LNL continually reviews its: 1) overall reserve position; 2) reserving techniques and 3) reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

Reinsurance
LNL's insurance companies enter into reinsurance agreements with other companies in the normal course of their business. Prior to the acquisition of LNL's reinsurance operations by Swiss Re on December 7, 2001, LNL's reinsurance subsidiaries assumed reinsurance from unaffiliated companies. The transaction with Swiss Re involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNL's reinsurance operations. Assets/liabilities and premiums/benefits from certain reinsurance contracts that granted statutory surplus to other insurance companies are netted on the consolidated balance sheets and income statements, respectively, since there is a right of offset.

The Lincoln National Life Insurance Company

All other reinsurance agreements including the Swiss Re indemnity reinsurance transaction are reported on a gross basis.

Postretirement Medical and Life Insurance Benefits
LNL accounts for its postretirement medical and life insurance benefits using the full accrual method.

Stock Options
Through 2002, LNL recognized compensation expense for stock options on LNC stock granted to LNL employees using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of the stock at the grant date, or other measurement date, over the amount an employee must pay to acquire the stock. Accordingly, no compensation expense has been recognized for stock option incentive plans. On August 8, 2002, LNC announced plans to expense the fair value of employee stock options beginning in 2003 under Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation" ("FAS 123"). On December 31, 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure" ("FAS 148"), which provides alternative methods of transition for entities that change to the fair value method of accounting for stock-based employee compensation. In addition, FAS 148 amends the disclosure provisions of FAS 123 to require expanded and more prominent disclosure of the effects of an entity's accounting policy with respect to stock-based employee compensation on reported net income and earnings per share in annual and interim financial statements.

The three transition methods provided under FAS 148 are the prospective method, the modified prospective and the retroactive restatement method. LNC will adopt the retroactive restatement method, which requires that companies restate all periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. FAS 148's amendment of the transition and annual disclosure requirements of FAS 123 is effective for fiscal years ending after December 15, 2002. As the recognition provisions of FAS 123 should be applied as of the beginning of the year, LNL will adopt the fair value method of accounting under FAS 123, as amended by FAS 148, as of January 1, 2003 and will present restated financial statements for the years 2002 and 2001 in its 2003 audited financial statements (see Note 6 for further discussion of stock-based employee compensation cost).

The following table illustrates the effect on net income and earnings per share for 2002, 2001 and 2000 if LNL had applied the fair value recognition provisions of FAS 123.

                                               Year Ended December 31,
                                               2002     2001    2000
                                               -----------------------
                                                  (in millions)
                                               -----------------------
             Net income, as reported.......... $49.0   $496.1  $648.9
             Less:
             Total stock-based employee
              compensation expense
              determined under the fair value
              based method for all awards, net
              of tax effects..................   9.2     16.2     9.5
                                                -----  ------  ------
             Pro forma net income............. $39.8   $479.9  $639.4
                                                =====  ======  ======

Income Taxes
LNL and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, LNL provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that LNL will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.


--------------------------------------------------------------------------------
2. Changes in Accounting Principles and Change in Estimates

Accounting for Derivative Instruments and Hedging Activities
In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). In July 1999, the FASB issued Statement of Financial Accounting Standards No. 137, "Accounting for Derivative Instruments and Hedging Activities-Deferral of the Effective Date of FASB Statement No. 133" ("FAS 137"), which delayed the effective date of FAS 133 one year (i.e., adoption required no later than the first quarter of 2001). In June 2000, the FASB issued Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities" ("FAS 138"), which addresses a limited number of implementation issues arising from FAS 133.

LNL adopted FAS 133, as amended, on January 1, 2001. Upon adoption, the provisions of FAS 133 were applied prospectively. The transition adjustments that LNL recorded upon adoption of FAS 133 on January 1, 2001 resulted in a net loss of $4.3 million after-tax ($6.6 million pre-tax) recorded in net income, and a net gain of $17.6 million after-tax ($27.1 million pre-tax) recorded as a component of Other Comprehensive Income ("OCI") in equity. Deferred acquisition costs of $4.8 million were restored and netted against the transition loss on derivatives recorded in net income and deferred acquisition costs of $18.3 million were amortized and netted against the transition gain recorded in OCI. A portion of the transition adjustment ($3.5 million after-tax) recorded in net income upon adoption of FAS 133 was reclassified from the OCI account, Net Unrealized Gain on Securities Available-
 for-Sale. These transition adjustments were reported in the financial statements as a cumulative effect of a change in accounting principle.

The Lincoln National Life Insurance Company

Change in Estimate of Premium Receivables on Certain Client-Administered Individual Life Reinsurance
During the first quarter of 2001, LNL's former Reinsurance segment refined its estimate of due and unpaid premiums on its client-administered individual life reinsurance business. As a result of the significant growth in the individual life reinsurance business generated in recent years, the Reinsurance segment initiated a review of the block of business in the last half of 2000. An outgrowth of that analysis resulted in a review of the estimation of premiums receivable for due and unpaid premiums on client-administered business. During the first quarter of 2001, the Reinsurance segment completed the review of this matter, and concluded that enhanced information flows and refined actuarial techniques provided a basis for a more precise estimate of premium receivables on this business. As a result, the Reinsurance segment recorded income of $25.5 million ($39.3 million pre-tax) related to periods prior to 2001.

Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets
On April 1, 2001, LNL adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20"). EITF
99-20 was effective for fiscal quarters beginning after March 15, 2001. EITF 99-20 changed the manner in which LNL determined impairment of certain investments including collateralized bond obligations. Upon the adoption of EITF 99-20, LNL recognized a net realized loss on investments of $11.3 million after-tax ($17.3 million pre-tax) reported as a cumulative effect of change in accounting principle. In arriving at this amount, deferred acquisition costs of $12.2 million were restored and netted against net realized loss on investments.

Accounting for Business Combinations and Goodwill and Other Intangible Assets In June 2001, the Financial Accounting Standards Board issued Statements of Financial Accounting Standards No. 141, "Business Combinations" ("FAS 141"), and No. 142, "Goodwill and Other Intangible Assets" ("FAS 142"). FAS 141 is effective for all business combinations initiated after June 30, 2001, and FAS 142 is effective for fiscal years beginning after December 15, 2001. Under the new rules, goodwill and indefinite lived intangible assets are no longer amortized, but are subject to impairment tests conducted at least annually in accordance with the new standard. Intangible assets that do not have indefinite lives continue to be amortized over their estimated useful lives. LNL adopted FAS 142 on January 1, 2002. After consideration of the provisions of the new standards regarding proper classification of goodwill and other intangible assets on the consolidated balance sheet, LNL did not reclassify any goodwill or other intangible balances held as of January 1, 2002.

In compliance with the transition provision of FAS 142, LNL completed the first step of the transitional goodwill impairment test during the second quarter of 2002. The valuation techniques used by LNL to estimate the fair value of the group of assets comprising the different reporting units varied based on the characteristics of each reporting unit's business and operations. A number of valuation approaches, including, discounted cash flow modeling, were used to assess the goodwill of the reporting units within LNL's Lincoln Retirement and Life Insurance segments. The results of the first step of the tests indicate that LNL does not have impaired goodwill. In accordance with FAS 142, LNL has chosen October 1 as its annual review date. As such, LNL performed another valuation review during the fourth quarter of 2002. The results of the first step of the tests performed as of October 1, 2002 indicate that LNL does not have impaired goodwill. The valuation techniques used by LNL for each reporting unit were consistent with those used during the transitional testing.

As a result of the application of the non-amortization provisions of the new standards, LNL had an increase in net income of $24.9 million during the year ended December 31, 2002.

During 2002, the change in the carrying value of the Lincoln Retirement segment's goodwill was a result of the acquisition of The Administrative Management Group, Inc. ("AMG"). Total purchased goodwill in 2002 was $20.2 million (see Note 11).

The Lincoln National Life Insurance Company

The carrying amount of goodwill by reportable segment as of December 31, 2002 is as follows:

                                               (in millions)
                                               -------------
                    Lincoln Retirement Segment    $ 64.1
                    Life Insurance Segment....     855.1
                                                  ------
                    Total.....................    $919.2
                                                  ======

The reconciliation of reported net income to adjusted net income is as follows:

                                                        Year Ended
                                                       December 31,
                                                        2001   2000
                                                       -------------
                                                       (in millions)
                                                       -------------
           Reported Net Income........................ $496.1 $648.9
           Add back: Goodwill Amortization (after-tax)   26.5   24.9
                                                       ------ ------
           Adjusted Net Income........................ $522.6 $673.8
                                                       ====== ======

For intangible assets subject to amortization, the total gross carrying amount and accumulated amortization in total and for each major intangible asset class by segment are as follows:

                                   As of December 31, 2002 As of December 31, 2001
                                    Gross                   Gross
                                   Carrying  Accumulated   Carrying  Accumulated
                                    Amount   Amortization   Amount   Amortization
                                   -----------------------------------------------
                                                  (in millions)
                                   -----------------------------------------------
  Amortized Intangible Assets:
    Lincoln Retirement Segment:
      Present value of in-force... $  225.0     $102.3     $  225.0     $ 70.5
    Life Insurance Segment:
      Present value of in-force... $1,254.2     $364.1      1,254.2      290.2
                                   --------     ------     --------     ------
  Total........................... $1,479.2     $466.4     $1,479.2     $360.7
                                   ========     ======     ========     ======

The aggregate amortization expense for other intangible assets for the years ended December 31, 2002, 2001 and 2000 was $105.7 million, $91.8 million and $129.4 million, respectively.

Future estimated amortization of other intangible assets is as follows (in millions):

                               2003...... $ 74.7
                               2004......   71.5
                               2005......   70.4
                               2006......   71.3
                               2007......   72.3
                               Thereafter  652.6

Accounting for the Impairment or Disposal of Long-lived Assets
In August 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("FAS 144"), which addresses financial accounting and reporting for the impairment or disposal of long-lived assets and supersedes Statement of Financial Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of," and the accounting and reporting provisions of APB Opinion No. 30, "Reporting the Results of Operations" for a disposal of a segment of a business. FAS 144 is effective for fiscal years beginning after December 15, 2001. LNL adopted FAS 144 on January 1, 2002 and the adoption of the Statement did not have a material impact on the consolidated financial position and results of operations of LNL.

Accounting for Costs Associated with Exit or Disposal Activities
In June 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" ("FAS 146"), which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Action (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between FAS 146 and Issue 94-3 is that FAS 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit

The Lincoln National Life Insurance Company plan. FAS 146 is effective for exit or disposal activities after December 31, 2002. Adoption of FAS 146 by LNL will result in a change in timing of when expense is recognized for restructuring activities after December 31, 2002.

Change in Estimate for Personal Accident Reinsurance Reserves
As a result of developments and information obtained during 2002 relating to personal accident matters, LNL increased these exited business reserves by $184.1 million after-tax ($283.2 million pre-tax). After giving effect to LNC's $100 million indemnification obligation to Swiss Re, LNL recorded a $119.1 after-tax ($183.2 million pre-tax) increase in reinsurance recoverable from Swiss Re with a corresponding increase in the deferred gain. (See Note 11 for further explanation of LNL's Reinsurance transaction with Swiss Re.)

Accounting for Variable Interest Entities
In January 2003, the Financial Accounting Standards Board issued Financial Accounting Standards Board Interpretation No. 46, "Consolidation of Variable Interest Entities" ("Interpretation No. 46"), which requires the consolidation of variable interest entities ("VIE") by an enterprise if that enterprise has a variable interest that will absorb a majority of the VIE's expected losses if they occur, receive a majority of the entity's expected residual returns if they occur, or both. If one enterprise will absorb a majority of a VIE's expected losses and another enterprise will receive a majority of that VIE's expected residual returns, the enterprise absorbing a majority of the losses shall consolidate the VIE. VIE refers to an entity in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. This Interpretation applies in the third quarter of 2003 to VIEs in which an enterprise holds a variable interest that is acquired before February 1, 2003. This Interpretation may be applied prospectively with a cumulative-effect adjustment as of the date on which it is first applied or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. Although LNL and the indus-
 try continue to review the new rules, at the present time LNL does not believe there are VIEs that would result in consolidation with LNL.

Accounting for Modified Coinsurance
Currently, there are ongoing discussions surrounding the implementation and interpretation of FAS 133, "Accounting for Derivative Instruments and Hedging Activities," by the Financial Accounting Standards Board's ("FASB") Derivative Implementation Group regarding receivables and payables that are indexed to a pool of assets; and specific to LNL, modified coinsurance agreements and coinsurance with funds withheld reinsurance agreements that reference a pool of securities. An exposure draft for this issue has been issued by the FASB. It is not expected to be finalized by the FASB until sometime in the second quarter of 2003. If the definition of derivative instruments is altered, this may impact LNL's prospective reported consolidated net income and consolidated financial position. Until the FASB finalizes the Statement 133 Implementation Issue, LNL is unable to determine what, if any, impact it will have on LNL's consolidated financial statements.

The Lincoln National Life Insurance Company

3. Investments

The amortized cost, gross unrealized gain and loss, and fair value of securities available-for-sale are as follows:

                                           Amortized Cost  Gains    Losses  Fair Value
                                           -------------- -------- -------  ----------
                                                          (in millions)
                                           -------------------------------------------
December 31, 2002:
  Corporate bonds.........................   $23,690.5    $1,797.3 $(630.8) $24,857.0
  U.S. Government bonds...................       400.7       104.7    (2.3)     503.1
  Foreign government bonds................       783.4        40.8   (25.7)     798.5
  Asset and mortgage-backed securities:
    Mortgage pass-through securities......       704.2        26.3    (1.8)     728.7
    Collateralized mortgage obligations...     2,084.4       113.9    (0.4)   2,197.9
    Other asset-backed securities.........     1,899.3       149.8   (12.4)   2,036.7
  State and municipal bonds...............       106.0         5.0    (0.1)     110.9
  Redeemable preferred stocks.............        77.8         1.5    (1.2)      78.1
                                             ---------    -------- -------  ---------
Total fixed maturity securities...........    29,746.3     2,239.3  (674.7)  31,310.9
Equity securities.........................       196.7        19.4    (8.3)     207.8
                                             ---------    -------- -------  ---------
Total.....................................   $29,943.0    $2,258.7 $(683.0) $31,518.7
                                             =========    ======== =======  =========
December 31, 2001:
  Corporate bonds.........................   $21,944.7    $  704.0 $(555.1) $22,093.6
  U.S. Government bonds...................       346.7        56.8    (4.8)     398.7
  Foreign government bonds................       810.5        46.3    (9.3)     847.5
  Asset and mortgage-backed securities:
    Mortgage pass-through securities......       606.5        15.0    (7.4)     614.1
    Collateralized mortgage obligations...     1,462.6        63.0    (5.6)   1,520.0
    Other asset-backed securities.........     1,300.3        51.4   (11.3)   1,340.4
  State and municipal bonds...............        45.9         0.3    (1.5)      44.7
  Redeemable preferred stocks.............        82.6         3.5    (0.2)      85.9
                                             ---------    -------- -------  ---------
Total fixed maturity securities...........    26,599.8       940.3  (595.2)  26,944.9
Equity securities.........................       260.7        17.8   (19.8)     258.7
                                             ---------    -------- -------  ---------
Total.....................................   $26,860.5    $  958.1 $(615.0) $27,203.6
                                             =========    ======== =======  =========

The Lincoln National Life Insurance Company

Future maturities of fixed maturity securities available-for-sale are as follows:

                                             Amortized Cost Fair Value
                                             -------------- ----------
                                                   (in millions)
                                             -------------------------
         December 31, 2002:
           Due in one year or less..........   $   816.0    $   820.1
           Due after one year through five
            years...........................     6,138.3      6,425.8
           Due after five years through ten
            years...........................     9,545.3     10,051.5
           Due after ten years..............     8,558.8      9,050.2
                                               ---------    ---------
           Subtotal.........................    25,058.4     26,347.6
           Asset/mortgage-backed
            securities......................     4,687.9      4,963.3
                                               ---------    ---------
           Total............................   $29,746.3    $31,310.9
                                               =========    =========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Par value, amortized cost and estimated fair value of investments in asset/mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

                                Par Value Amortized Cost Fair Value
                                --------- -------------- ----------
                                           (in millions)
                                -----------------------------------
             December 31, 2002:
               Below 7%........ $2,172.7     $1,527.6     $1,584.7
               7%-8%...........  2,309.4      2,307.3      2,464.4
               8%-9%...........    598.1        587.1        635.3
               Above 9%........    264.6        265.9        278.9
                                --------     --------     --------
               Total........... $5,344.8     $4,687.9     $4,963.3
                                ========     ========     ========

The quality ratings of fixed maturity securities available-for-sale are as follows:

                                         December 31, 2002
                                       Fair Value  % of Total
                                       ----------  ----------
                                       (in millions except %)
                                       --------------------
                    Treasuries and AAA $ 6,111.8      19.5%
                      AA..............   1,815.5       5.8
                      A...............  10,404.6      33.2
                      BBB.............  10,922.5      34.9
                      BB..............   1,215.2       3.9
                      Less than BB....     841.3       2.7
                                       ---------     -----
                      Total........... $31,310.9     100.0%
                                       =========     =====

The major categories of net investment income are as follows:

                                         Year Ended December 31
                                         2002      2001     2000
                                       --------  -------- --------
                                              (in millions)
                                       ---------------------------
             Fixed maturity securities $2,030.3  $2,008.4 $2,015.5
             Equity securities........     10.1       9.7     12.7
             Mortgage loans on real
              estate..................    356.3     373.9    373.1
             Real estate..............     45.8      48.1     50.3
             Policy loans.............    133.6     124.3    123.8
             Invested cash............     30.4      63.5     85.5
             Other investments........     18.8      67.5     50.8
                                       --------  -------- --------
             Investment revenue.......  2,625.3   2,695.4  2,711.7
             Investment expense.......   (115.8)    141.2    124.9
                                       --------  -------- --------
             Net investment income.... $2,509.5  $2,554.2 $2,586.8
                                       ========  ======== ========

The detail of the net realized loss on investments and derivative instruments is as follows:

                                             Year Ended December 31
                                             2002     2001     2000
                                           -------  -------  -------
                                                 (in millions)
                                           -------------------------
          Fixed maturity securities
           available-for-sale:
            Gross gain.................... $ 163.8  $ 163.4  $ 131.3
            Gross loss....................  (578.5)  (421.1)  (203.3)
          Equity securities available-for-
           sale:
            Gross gain....................    11.8     13.4     32.6
            Gross loss....................   (22.2)    (5.7)   (25.5)
          Other investments...............    27.2     39.8     12.9
          Associated restoration of
           deferred acquisition costs and
           Provision for policyholder
           commitments....................   143.2    106.9     34.7
          Investment expenses.............    (9.3)    (9.0)    (7.0)
                                           -------  -------  -------
          Total Investments...............  (264.0)  (112.3)   (24.3)
          Derivative Instruments, net of
           associated amortization of
           deferred acquisition costs.....     1.2     (9.2)      --
                                           -------  -------  -------
          Total Investments and
           Derivative Instruments......... $(262.8) $(121.5) $ (24.3)
                                           =======  =======  =======

The Lincoln National Life Insurance Company

Provisions (credits) for write-downs and net changes in allowances for loss, which are included in the net realized loss on investments and derivative instruments shown above, are as follows:

                                             Year Ended December 31
                                              2002     2001   2000
                                             ------   ------  -----
                                                (in millions)
                                             --------------------
               Fixed maturity securities.... $296.6   $237.2  $41.2
               Equity securities............   21.4     15.7   14.6
               Mortgage loans on real estate    9.7     (2.7)   0.2
               Real estate..................     --      0.7     --
               Other long-term investments..    6.4      0.9     --
                                             ------   ------  -----
               Total........................ $334.1   $251.8  $56.0
                                             ======   ======  =====

The change in unrealized appreciation (depreciation) on investments in fixed maturity and equity securities is as follows:

                                          Year Ended December 31
                                           2002    2001    2000
                                         -----------------------
                                              (in millions)
                                         -----------------------
               Fixed maturity securities $1,219.5 $319.7  $684.0
               Equity securities........     13.0  (16.6)   (3.2)
                                         -------- ------  ------
               Total.................... $1,232.5 $303.1  $680.8
                                         ======== ======  ======

During the second quarter of 1998, LNL purchased three bonds issued with offsetting interest rate characteristics. Subsequent to the purchase of these bonds, interest rates increased and the value of one of these bonds decreased. This bond was sold at the end of the second quarter 1998 and a realized loss of $28.8 million ($18.7 million after-tax) was recorded. The other two bonds are still owned by LNL and are producing net investment income on an annual basis of $9.9 million ($6.4 million after-tax). Subsequent to these transactions being recorded, the Emerging Issues Task Force of the Financial Accounting Standards Board reached consensus with regard to accounting for this type of investment strategy. LNL is not required to apply the new accounting rules, however, if such rules were applied, the realized loss on the sale of $28.8 million ($18.7 million after-tax) on one of these bonds recorded at the end of the second quarter of 1998 would be reduced to $8.8 million ($5.7 million after-tax) and the difference would be applied as a change in the carrying amount of the two bonds that remain in LNL's portfolio. Also, net investment income for the year ended December 31, 2002, 2001 and 2000 would be less than reported by $2.9 million ($1.9 million after-tax), $2.7 million ($1.8 million after-tax) and $2.5 million ($1.6 million after-tax), respectively.

The balance sheet captions, "Real Estate" and "Property and Equipment," are shown net of allowances for depreciation as follows:

                                             December 31
                                             2002    2001
                                             ------------
                                             (in millions)
                                             ------------
                      Real estate........... $41.0  $ 38.4
                      Property and equipment  86.5   105.4

Impaired mortgage loans along with the related allowance for losses are as follows:

                                                      December 31
                                                      2002    2001
                                                     -------------
                                                     (in millions)
                                                     -------------
            Impaired loans with allowance for losses $ 72.3  $25.6
            Allowance for losses....................  (11.9)  (2.2)
            Impaired loans with no allowance for
             losses.................................     --     --
                                                     ------  -----
            Net impaired loans...................... $ 60.4  $23.4
                                                     ======  =====

The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on LNL's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                                    Year Ended
                                                   December 31
                                                2002   2001   2000
                                               -------------------
                                                  (in millions)
                                               -------------------
            Balance at beginning-of-year...... $ 2.2  $ 4.9  $ 4.7
            Provisions for losses.............  12.7    0.7    1.8
            Releases due to principal paydowns  (3.0)  (3.4)  (1.6)
            Releases due to foreclosures......    --     --     --
                                               -----  -----  -----
            Balance at end-of-year............ $11.9  $ 2.2  $ 4.9
                                               =====  =====  =====

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                                  Year Ended
                                                  December 31
                                               2002  2001  2000
                                               -----------------
                                                 (in millions)
                                               -----------------
                Average recorded investment in
                 impaired loans............... $54.0 $25.0 $27.9
                Interest income recognized on
                 impaired loans...............   5.6   3.0   2.6

All interest income on impaired mortgage loans was recognized on the cash basis of income recognition.

As of December 31, 2002 and 2001, LNL had mortgage loans on non-accrual status of $1.8 million and $0.0 million, respectively. As of December 31, 2002 and 2001, LNL had no mortgage loans past due 90 days and still accruing.

The Lincoln National Life Insurance Company

As of December 31, 2002 and 2001, LNL had restructured mortgage loans of $4.6 million and $5.2 million, respectively. LNL recorded $0.4 million and $0.5 million of interest income on these restructured mortgage loans in 2002 and 2001, respectively. Interest income in the amount of $0.4 million and $0.5 million would have been recorded on these mortgage loans according to their original terms in 2002 and 2001, respectively. As of December 31, 2002 and December 31, 2001, LNL had no outstanding commitments to lend funds on restructured mortgage loans.

As of December 31, 2002, LNL's investment commitments for fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate were $558.9 million. As of December 31, 2002, this includes $168.1 million of standby commitments to purchase real estate upon completion and leasing.

For the year ended December 31, 2002, fixed maturity securities available-for-sale, mortgage loans on real estate and real estate investments which were non-income producing were not significant. As of December 31, 2002 and 2001, the carrying value of non-income producing securities was $34.8 million and $32.4 million, respectively.

The balance sheet account for other liabilities includes a reserve for guarantees of third-party debt in the amount of $0.4 million and $0.3 million at December 31, 2002 and 2001, respectively.

During the fourth quarter of 2000, LNL completed a securitization of commercial mortgage loans. In the aggregate, the loans had a fair value of $186.0 million and carrying value of $185.7 million. LNL retained a 6.3% beneficial interest in the securitized assets. LNL received $172.7 million from the trust for the sale of the senior trust certificates representing the other 93.7% beneficial interest. A realized gain of $0.4 million pre- tax was recorded on this sale. A recourse liability was not recorded since LNL is not obligated to repurchase any loans from the trust that may later become delinquent. Cash flows received during 2002, 2001 and 2000 from interests retained in the trust were $2.6 million, $2.6 million and $0.4 million, respectively. The fair values of the mortgage loans were based on a discounted cash flow method based on credit rating, maturity and future income. Prepayments are expected to be less than 1% with an expected weighted-average life of 6.4 years. Credit losses are anticipated to be minimal over the life of the trust.

During the fourth quarter of 2001, LNL completed a second securitization of commercial mortgage loans. In the aggregate, the loans had a fair value of $209.7 million and a carrying value of $198.1 million. LNL received $209.7 million from the trust for the sale of the loans. A recourse liability was not recorded since LNL is not obligated to repurchase any loans from the trust that may later become delinquent. Servicing fees of $0.2 million and $0.03 million were received in 2002 and 2001, respectively. The transaction was hedged with total return swaps to lock in the value of the loans. LNL recorded a loss on the hedge of $10.1 million pre-tax and a realized gain on the sale of $11.6 million pre-tax resulting in a net gain of $1.5 million pre-tax. Upon securitization, LNL did not retain an interest in the securitized assets; however, LNL later invested $14.3 million of its general account assets in the certificates issued by the trust. This investment is included in fixed maturity securities on the balance sheet.

--------------------------------------------------------------------------------
4. Federal Income Taxes


The Federal income tax expense (benefit) is as follows:

                                           Year Ended December 31
                                            2002     2001    2000
                                          -------  -------  ------
                                               (in millions)
                                          ------------------------
              Current.................... $(140.4) $ 456.1  $ 54.0
              Deferred...................    48.9   (299.7)  178.8
                                          -------  -------  ------
              Total tax expense (benefit) $ (91.5) $ 156.4  $232.8
                                          =======  =======  ======

The effective tax rate on pre-tax income is lower than the prevailing corporate Federal Income tax rate. A reconciliation of this difference is as follows:

                                            Year Ended December 31
                                             2002    2001    2000
                                           ------   ------  ------
                                                (in millions)
                                           -----------------------
             Tax rate times pre-tax income
              (loss)...................... $(14.9)  $233.9  $308.6
             Effect of:
               Tax-preferred investment
                income....................  (39.7)   (62.6)  (61.3)
               Other items................  (36.9)   (14.9)  (14.5)
                                           ------   ------  ------
             Provision for income taxes
              (benefit)................... $(91.5)  $156.4  $232.8
                                           ======   ======  ======
             Effective tax rate...........   (215)%     23%     26%

The effective tax rate is a ratio of tax expense (benefit) over pre-tax income
(loss). Since the pre-tax loss of $42.5 million resulted in a tax benefit of $91.5 million in 2002, an unusual effective tax rate of (215)% is reported.

The Lincoln National Life Insurance Company

The Federal income tax asset (liability) is as follows:

                                                        December 31
                                                       2002    2001
                                                      ------ -------
                                                       (in millions)
                                                      --------------
           Current receivable from (payable to)
            LNC...................................... $ 92.8 ($462.0)
           Deferred..................................   95.3   381.9
                                                      ------ -------
           Total Federal income tax asset (liability) $188.1  $(80.1)
                                                      ====== =======

Significant components of LNL's deferred tax assets and liabilities are as follows:

                                                     December 31
                                                    2002     2001
                                                  -------- --------
                                                    (in millions)
                                                  -----------------
            Deferred tax assets:
              Insurance and investment contract
               liabilities....................... $1,152.6 $  969.3
              Reinsurance deferred gain..........    397.5    392.3
              Net operating and capital loss
               carryforwards.....................     80.1     18.1
              Postretirement benefits other than
               pensions..........................     27.1     36.6
              Ceding commission asset............     16.7     18.6
              Compensation related...............     49.3     38.0
              Other..............................     87.4     84.4
                                                  -------- --------
            Total deferred tax assets............  1,810.7  1,557.3
                                                  -------- --------
            Deferred tax liabilities:
              Deferred acquisition costs.........    527.5    494.5
              Investment related.................    220.9     51.3
              Net unrealized gain on securities
               available-for-sale................    572.7    135.5
              Present value of business in-force.    354.5    391.5
              Other..............................     39.8    102.6
                                                  -------- --------
            Total deferred tax liabilities.......  1,715.4  1,175.4
                                                  -------- --------
            Net deferred tax asset............... $   95.3 $  381.9
                                                  ======== ========

The Company and its affiliates are part of a consolidated filing to the Internal Revenue Service with their common parent, Lincoln National Corporation. Cash paid to LNC for Federal income taxes in 2002 and 2001 was $396.5 million and $58.2 million, respectively. Cash received from LNC for Federal income taxes in 2000 was $38.0 million due to the carry back of 1999 tax losses.

The Company is required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. At December 31, 2002, 2001, and 2000, LNL concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary at December 31, 2002 and 2001.

At December 31, 2002, LNL had net operating loss carryforwards for Federal income tax purposes of $31.7 million for Lincoln Life New York that expire in the year 2013. The Company had net capital loss carryforwards of $156.2 million and First Penn had net capital loss carryforwards of $7.4 million that expire in the year 2007. Lincoln Life New York had net capital loss carryforwards of $33.5 million expiring in years 2004 through 2007. The net operating loss carryforwards and net capital loss carryforwards can be used in future LNC consolidated U.S. tax returns filed by its common parent. Accordingly, LNL believes that it is more likely than not that the net operating loss carryforwards and capital loss carryforwards will be fully utilized within the allowable carryforward period.

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." At December 31, 2002, LNL has approximately $196.0 million of untaxed "Policyholders' Surplus" on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, LNL does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized relating to LNL's Policyholders' Surplus balance. If the entire Policyholders' Surplus balance became taxable at the current Federal rate, the tax would be approximately $68.6 million.

--------------------------------------------------------------------------------
5. Supplemental Financial Data



Reinsurance transactions included in the income statement captions, "Insurance Premiums" and "Insurance Fees," are as follows:

                                         Year Ended December 31
                                         2002*    2001*     2000
                                       --------  -------- --------
                                              (in millions)
                                       ---------------------------
              Insurance assumed....... $  909.7  $1,363.7 $1,279.3
              Insurance ceded.........  1,750.1     953.2    513.6
                                       --------  -------- --------
              Net reinsurance premiums
               and fees............... $ (840.4) $  410.5 $  765.7
                                       ========  ======== ========

--------
*The reinsurance activity for the year ended December 31, 2001 includes the activity of the former Reinsurance segment for the eleven months ended November 30, 2001 and the activity related to the indemnity reinsurance transaction with Swiss Re for the one month ended December 31, 2001. The reinsurance activity for 2002 includes activity related to the indemnity reinsurance transaction with Swiss Re.

The income statement caption, "Benefits," is net of reinsurance recoveries of $1,145.0 million; $555.1 million and $356.9 million for the years ended December 31, 2002, 2001 and 2000, respectively.

Detailed below is a breakdown of amounts included in LNL's balance sheet related to the reinsurance business sold to Swiss Re through indemnity reinsurance. Because LNL is not relieved of its liability to the ceding companies for this business,

The Lincoln National Life Insurance Company the liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of LNL with a corresponding reinsurance receivable from Swiss Re. At December 31, 2002, amounts recoverable from reinsurers included $5.1 billion related to the reinsurance business sold to Swiss Re.

A roll forward of the balance sheet account, "Deferred Acquisition Costs," is as follows:

                                                 Year Ended December 31
                                                   2002        2001
                                                  --------   ---------
                                                    (in millions)
                                                 ---------------------
           Balance at beginning-of-year......... $2,267.0    $2,385.6
           Deferral.............................    622.4       673.5
           Amortization.........................   (296.7)     (327.1)
           Adjustment related to realized losses
            on securities available-for-sale....    115.0       112.9
           Adjustment related to
            unrealized gains on securities
            available-for-sale..................   (338.5)     (187.2)
           Other................................      4.0      (390.7)
                                                  --------   --------
           Balance at end-of-period............. $2,373.2    $2,267.0
                                                  ========   ========

Realized gains and losses on investments and derivative instruments on the Statements of Income for the year ended December 31, 2002, 2001 and 2000 are net of amounts restored against deferred acquisition costs of $115.0 million, $112.9 million and $38.2 million, respectively. In addition, realized gains and losses for the years ended December 31, 2002, 2001 and 2000 are net of adjustments made to policyholder reserves of $25.6 million, $10.6 million and $(3.5) million, respectively. LNL has either a contractual obligation or has a consistent historical practice of making allocations of investment gains or losses to certain policyholders.

Details underlying the income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," are as follows:

                                          Year Ended December 31
                                         2002      2001      2000
                                       --------  --------  --------
                                               (in millions)
                                       ----------------------------
            Commissions............... $  566.7  $  812.3  $  830.5
            Other volume related
             expenses.................    264.2     191.4     222.3
            Operating and
             administrative expenses..    643.1     796.4     719.5
            Deferred acquisition costs
             net of amortization......   (325.7)   (346.4)   (428.1)
            Restructuring charges.....       --      37.4      (1.0)
            Goodwill amortization.....       --      26.5      24.9
            Other intangibles
             amortization.............    105.7      91.8     129.4
            Other.....................     95.8     103.4      90.0
                                       --------  --------  --------
            Total..................... $1,349.8  $1,712.8  $1,587.5
                                       ========  ========  ========

A reconciliation of the present value of business in-force for LNL's insurance subsidiaries included in other intangible assets is as follows:

                                                 December 31
                                          2002      2001      2000
                                        --------  --------  --------
                                                (in millions)
                                        ----------------------------
          Balance at
           beginning-of-year........... $1,118.5  $1,209.7  $1,353.3
          Adjustments to balance.......       --      (0.7)    (15.7)
          Interest accrued on
           unamortized balance
           (Interest rates range from
           5% to 7%)...................     61.4      71.0      77.6
          Amortization.................   (167.1)   (161.5)   (205.5)
                                        --------  --------  --------
          Balance at end-of-year.......  1,012.8   1,118.5   1,209.7
          Other intangible assets (non-
           insurance)..................
          Total other intangible assets
           at end-of-year.............. $     --  $     --  $   12.8
                                        ========  ========  ========

The Lincoln National Life Insurance Company

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                               December 31
                                             2002      2001
                                           --------- ---------
                                              (in millions)
                                           -------------------
                 Premium deposit funds.... $20,634.6 $18,553.7
                 Undistributed earnings on
                  participating business..     156.7     100.2
                 Other....................     610.9     562.7
                                           --------- ---------
                 Total.................... $21,402.2 $19,216.6
                                           ========= =========

Details underlying the balance sheet captions of short-term debt and surplus notes payable to LNC are as follows:

                                                    December 31
                                                   2002     2001
                                                 -------- --------
                                                   (in millions)
                                                 -----------------
              Short-term debt................... $  103.7 $  261.8
                                                 ======== ========
              Surplus notes due Lincoln National
               Corporation:
                6.56% surplus note, due 2028....   $500.0 $  500.0
                6.03% surplus note, due 2028....    750.0    750.0
                                                 -------- --------
              Total surplus notes............... $1,250.0 $1,250.0
                                                 ======== ========

The short-term debt represents short-term notes payable to LNC.

The surplus note for $500 million was issued to LNC in connection with the CIGNA indemnity reinsurance transaction on January 5, 1998 (see Note 7). This note calls for LNL to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of LNL's statutory earnings, only if LNL's statutory surplus exceeds specified levels ($2.316 billion at December 31, 2002), and subject to approval by the Indiana Insurance Commissioner.

The surplus note for $750 million was issued on December 18, 1998 to LNC in connection with the Aetna indemnity reinsurance transaction (see Note 7). This note calls for the LNL to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of LNL's statutory earnings, only if LNL's statutory surplus exceeds specified levels ($2.38 billion at December 31, 2002), and subject to approval by the Indiana Insurance Commissioner.

Cash paid for interest on both the short-term debt and the surplus notes for 2002, 2001 and 2000 was $79.3 million, $80.6 million and $80.2 million, respectively.


--------------------------------------------------------------------------------
6. Employee Benefit Plans


Pension and Other Postretirement Benefit Plans -- U.S.
LNC maintains funded defined benefit pension plans for most of its U.S. employees (including those of LNL), and prior to January 1, 1995, most full-time agents (including those of LNL). Effective January 1, 2002, the employees' pension plan has a cash balance formula. Employees retiring before 2012 will have their benefits calculated under both the old and new formulas and will receive the better of the two calculations. Employees retiring in 2012 or after will receive benefits under the amended plan. Benefits under the old employees' plan are based on total years of service and the highest 60 months of compensation during the last 10 years of employment. Under the amended plan, employees have guaranteed account balances that grow with pay and interest credits each year. The amendment to the employees' pension plan resulted in a $25.4 million pre-tax negative unrecognized prior service cost in 2001 that will be evenly recognized over future periods. All benefits applicable to the defined benefit plan for agents were frozen as of December 31, 1994. The plans are funded by contributions to tax-exempt trusts. LNL's funding policy is consistent with the funding requirements of Federal law and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future.

LNC sponsors three types of unfunded, nonqualified, defined benefit plans for certain U.S. employees and agents (including those of LNL): supplemental retirement plans, a salary continuation plan, and supplemental executive retirement plans.

The supplemental retirement plans provide defined benefit pension benefits in excess of limits imposed by Federal tax law. Effective January 1, 2000, one of these plans was amended to limit the maximum compensation recognized for benefit payment calculation purposes. The effect of this amendment was to reduce LNL's pension benefit obligation by $5.4 million.

The salary continuation plan provides certain officers of LNL defined pension benefits based on years of service and final monthly salary upon death or retirement.

The supplemental executive retirement plan provides defined pension benefits for certain executives who became employees of LNL as a result of the acquisition of a block of individual life insurance and annuity business from CIGNA Corporation ("CIGNA"). Effective January 1, 2000, this plan was amended to freeze benefits payable under this plan. The effect of this plan curtailment was to decrease LNL's pension benefit obligation by $2.4 million. Effective January 1, 2000, a second supplemental executive retirement plan was established for this

The Lincoln National Life Insurance Company same group of executives to guarantee that the total benefit payable under the LNL employees' defined benefit pension plan benefit formula will be determined using an average compensation not less than the minimum three-year average compensation as of December 31, 1999. All benefits payable from this plan are reduced by benefits payable from the LNC employees' defined benefit pension plan.

LNC also sponsors unfunded plans that provide postretirement medical, dental and life insurance benefits to full-time U.S. employees and agents who, depending on the plan, have worked for LNL 10 years and attained age 55 for employees and 60 for agents (including those of LNL). Medical and dental benefits are also available to spouses and other dependents of employees and agents. For medical and dental benefits, limited contributions are required from individuals who retired prior to November 1, 1988. Contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. Life insurance benefits are noncontributory; however, participants can elect supplemental contributory life benefits up to age 70. Effective July 1, 1999, the agents' postretirement plan was changed to require agents retiring on or after that date to pay the full medical and dental premium costs. Beginning January 1, 2002, the employees' postretirement plan was changed to require employees not yet age 50 with five years of service by year end 2001 to pay the full medical and dental premium cost when they retire. This change in the plan resulted in the immediate recognition at the end of 2001 of a one-time curtailment gain of $10.7 million pre-tax.

On December 1, 2001, Swiss Re acquired LNL's reinsurance business. This transaction resulted in the immediate recognition of a one-time curtailment gain on post retirement benefits of $6 million pre-tax and additional expense of $1.4 million pre-tax related to pension benefits for a net curtailment gain of $4.6 million pre-tax. This net curtailment gain was included in the realized gain on sale of subsidiaries for the year ended December 31, 2001. Due to the release of the pension obligations on these former LNL employees, there was a $16 million gain in the pension plan that was used to offset prior plan losses.

The Lincoln National Life Insurance Company

Information with respect to defined benefit plan asset activity and defined benefit plan obligations is as follows:

                                                      Year Ended December 31
                                                  ------------------------------------
                                                                   Other Postretirement
                                                  Pension Benefits    Benefits
                                                  ---------------  --------------------
                                                   2002     2001    2002       2001
                                                  ------   ------  ---------  --------
                                                           (in millions)
                                                  -------------------------------------
Change in plan assets:
  Fair value of plan assets at beginning-of-year. $340.4   $334.5  $   --     $   --
  Transfers of assets............................   (1.4)     2.5      --         --
  Actual return on plan assets...................  (31.1)   (15.5)     --         --
  Company contributions..........................   58.0     33.8      --         --
  Administrative expenses........................   (1.6)    (0.9)     --         --
  Benefits paid..................................  (21.3)   (14.0)     --         --
                                                  ------   ------   ------     ------
  Fair value of plan assets at end-of-year....... $343.0   $340.4  $   --     $   --
                                                  ======   ======   ======     ======
Change in benefit obligation:
  Benefit obligation at beginning-of-year........ $399.3   $388.2  $ 81.9     $ 88.5
  Transfers of benefit obligations...............   (1.3)     2.7    (0.9)       0.1
  Plan amendments................................     --    (25.4)     --         --
  Service cost...................................   17.3     13.4     1.4        2.6
  Interest cost..................................   26.8     28.8     5.1        6.2
  Plan participants' contributions...............     --       --     1.1        1.7
  Sale of business segment.......................     --       --      --       (6.0)
  Plan curtailment gain..........................     --    (16.0)     --      (11.2)
  Actuarial (gains) losses.......................   20.3     21.6     6.8        7.6
  Benefits paid..................................  (21.3)   (14.0)   (6.5)      (7.6)
                                                  ------   ------   ------     ------
  Benefit obligation at end-of-year.............. $441.1   $399.3  $ 88.9     $ 81.9
                                                  ======   ======   ======     ======
Underfunded status of the plans.................. $(98.1)  $(58.9) $(88.9)    $(81.9)
Unrecognized net actuarial losses................  109.3     32.4     8.2        1.0
Unrecognized negative prior service cost.........  (19.8)   (24.7)     --         --
                                                  ------   ------   ------     ------
Accrued benefit cost............................. $ (8.6)  $(51.2) $(80.7)    $(80.9)
                                                  ======   ======   ======     ======
Weighted-average assumptions as of December 31:
  Weighted-average discount rate.................   6.50%    7.00%   6.50%      7.00%
  Expected return on plan assets.................   8.25%    9.00%     --         --
Rate of increase in compensation:
  Salary continuation plan.......................   5.00%    5.00%     --         --
  All other plans................................   4.00%    4.00%   4.00%      4.00%

In 2002, all plans have projected benefit obligations in excess of plan assets. In 2001, the funded status amounts in the pension benefits columns above combine plans with projected benefit obligations in excess of plan assets and plans with plan assets in excess of projected benefit obligations. At December 31, 2001, for plans that have projected benefit obligations in excess of plan assets, the aggregate projected benefit obligations were $269.8 million, the aggregate accumulated benefit obligations were $245.9 million and the aggregate fair value of plan assets was $208.5 million.

As is required by SFAS No. 87, "Employer's Accounting for Pensions," for plans where the accumulated benefit obligation exceeds the fair value of plan assets, the Company has recognized the minimum pension liability of the unfunded accumulated benefit obligation as a liability with an offsetting adjustment to Other Comprehensive Income, net of tax impact. As of December 31, 2002, this minimum pension liability amounted to $51.9 million ($79.8 million pre-tax).

Plan assets for both the funded employees and agents plans are principally invested in equity and fixed income funds managed by LNL's affiliate, Delaware Management Holdings, Inc.

The Lincoln National Life Insurance Company

The components of net defined benefit pension plan and postretirement benefit plan costs are as follows:

                                                   Year Ended December 31
                                        -------------------------------------------
                                                                Other Postretirement
                                           Pension Benefits           Benefits
                                        ----------------------  --------------------
                                           2002    2001    2000   2002   2001   2000
                                        ------  ------  ------  -----  -----  -----
                                                       (in millions)
                                        -------------------------------------------
Service cost........................... $ 17.8  $ 13.9  $ 12.5  $ 1.4  $ 2.6  $ 2.1
Interest cost..........................   26.8    28.8    26.1    5.1    6.2    5.7
Expected return on plan assets.........  (27.1)  (29.8)  (29.0)    --     --     --
Amortization of prior service cost.....   (2.4)    0.2     0.2     --     --     --
Recognized net actuarial (gains) losses    0.2     0.2    (2.0)  (0.4)  (0.4)  (0.7)
                                        ------  ------  ------  -----  -----  -----
Net periodic benefit cost.............. $ 15.3  $ 13.3  $  7.8  $ 6.1  $ 8.4  $ 7.1
                                        ======  ======  ======  =====  =====  =====

The calculation of the accumulated postretirement benefits obligation assumes a weighted-average annual rate of increase in the per capital cost of covered benefits (i.e. health care cost trend rate) of 10.0% for 2002. It further assumes the rate will gradually decrease to 5.0% by 2014 and remain at that level. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point each year would increase the accumulated postretirement benefits obligation as of December 31, 2002 and 2001 by $6.2 million and $5.7 million, respectively. The aggregate of the estimated service and interest cost components of net periodic postretirement benefits cost for the year ended December 31, 2002 and 2001 would increase by $0.5 million and $0.7 million, respectively.

LNL maintains a defined contribution plan for its U.S. insurance agents. Contributions to this plan are based on a percentage of the agents' annual compensation as defined in the plan. Effective January 1, 1998, LNL assumed the liabilities for a non-contributory defined contribution plan covering certain highly compensated former CIGNA agents and employees. Contributions for this plan are made annually based upon varying percentages of annual eligible earnings as defined in the plan. Contributions to this plan are in lieu of any contributions to the qualified agent defined contribution plan. Effective January 1, 2000, this plan was expanded to include certain highly compensated LNL agents. The combined pre-tax expenses for these plans amounted to $1.0 million, $2.8 million and $4.2 million in 2002, 2001 and 2000, respectively. These expenses reflect both LNL's contribution as well as changes in the measurement of LNL's liabilities under these plans.

401(k) Plans
LNC sponsors contributory defined contribution plans (401(k) plans) for eligible U.S. employees and agents (including those of LNL). LNL's contributions to the 401(k) plans for its U.S. employees and agents are equal to a participant's pre-tax contribution, not to exceed 6% of base pay, multiplied by a percentage, ranging from 50% to 150%, which varies according to certain incentive criteria as determined by LNC's Board of Directors. As a result of LNC attaining the goals established under the three-year long-term incentive plan for 1998 through 2000, an additional match was made in 2001 on a participant's 2000 pre-tax contribution, not to exceed 6% of base pay, multiplied by 50%. LNL's expense for the 401(k) plan amounted to $12.6 million, $13.5 million and $21.0 million in 2002, 2001 and 2000, respectively.

Deferred Compensation Plans
LNC sponsors contributory deferred compensation plans for certain U.S. employees and agents including those of LNL who meet the established plan criteria. Plan participants may elect to defer payment of a portion of their compensation, as defined by the plans. At this point, these plans are not funded. Plan participants may select from a variety of alternative measures for purposes of calculating the investment return considered attributable to their deferral. Under the terms of these plans, LNL agrees to pay out amounts based upon the alternative measure selected by the participant. Plan participants who are also participants in an LNC 401(k) plan and who have reached the contribution limit for that plan may also elect to defer the additional amounts into the deferred compensation plan. LNL makes matching contributions to these plans for its participants based upon amounts placed into the deferred compensation plans by individuals who have reached the contribution limit under the 401(k) plan. The amount of LNL's contribution is calculated in a manner similar to the employer match calculation described in the 401(k) plans section above. Expense (income) for these plans amounted to $(3.6) million, $(2.9) million and $3.0 million in 2002, 2001 and 2000, respectively. These expenses reflect both LNL's employer matching contributions, as well as changes in the measurement of LNL's liabilities under these plans.

In the fourth quarter of 1999, LNC modified the terms of the deferred compensation plans to provide that plan participants who selected LNC stock as the measure for their investment return would receive shares of LNC stock in satisfaction of this portion of their deferral. In addition, participants were precluded from diversifying any portion of their deferred compensation plan account that is measured by LNC's stock performance. As a result of these modifications to the plans, ongoing changes in value of LNC's stock no longer affect the expenses associated with this portion of the deferred compensation plans.

The Lincoln National Life Insurance Company

In connection with the acquisition of the block of individual life insurance and annuity business from CIGNA, LNL assumed the liability for an unfunded contributory deferred compensation plan covering certain former CIGNA employees and agents. These participants became immediately eligible for the LNC contributory deferred compensation plans, and therefore this plan was frozen as to future deferrals as of January 1, 1998. Effective January 1, 2001, this frozen plan was merged into the LNC contributory deferred compensation plans and the associated expenses for 2002, 2001 and 2000 are included in those plan expenses disclosed above.

LNL's total liabilities associated with these plans were $103.7 million and $101.4 million at December 31, 2002 and 2001, respectively.

Incentive Plans
LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans to LNL employees and agents are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire 10 years from the date of grant. Such options are transferable only upon death. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

In 2000, as a result of changes in the interpretation of the existing accounting rules for stock options, LNC decided not to continue issuing stock options to agents that do not meet the stringent definition of a common law employee. In the first quarter of 2000, LNC adopted a stock appreciation right ("SAR") program as a replacement to the agent stock option program for agents. The first awards under this program were also made in the first quarter of 2000. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

LNL recognizes compensation expense for its agents in the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through net income. This accounting treatment causes volatility in net income as a result of changes in the market value of LNC stock. LNL hedges this volatility by purchasing call options on LNC stock. Call options hedging vested SARs are also marked-to-market through net income. Total compensation expense (income) recognized by LNL for the SAR program for 2002, 2001 and 2000 was $(0.7) million, $4.8 million and $3.1 million, respectively. The mark-to-market gain
(loss) recognized through net income on call options on LNC stock for 2002, 2001 and 2000 was $(6.7) million, $0.8 million and $1.3 million, respectively. The SAR liability at December 31, 2002 and 2001 was $3.7 million and $6.5 million, respectively.

Through 2002, LNL recognized compensation expense for LNC stock option grants to LNL employees and agents using the intrinsic value method of accounting and provided the required pro forma information for stock options granted after December 31, 1994. Accordingly, no compensation expense has been recognized for stock option incentive plans through 2002. Had compensation expense for LNC stock option grants to LNL employees been determined based on the estimated fair value at the grant dates for awards under those plans, LNL's pro forma net income for the last three years (2002, 2001 and 2000) would have been $39.8 million, $479.9 million and $639.4 million, respectively (a decrease of $9.2 million, $16.2 million and $9.5 million, respectively).

The above effects on pro forma net income of expensing the estimated fair value of stock options are not necessarily representative of the effects on reported net income for future years due to factors such as the vesting period of the stock options and the potential for issuance of additional stock options in future years.

The fair value of options used as a basis for the pro forma disclosures, shown above, was estimated as of the date of grant using a Black-Scholes option-pricing model. Included in the above pro forma decrease in net income for 2001 was $5.9 million after-tax of stock option expense related to the former Reinsurance segment.

On August 8, 2002, LNC announced plans to expense the fair value of employee stock options beginning in 2003 under FAS 123. FAS 148, issued on December 31, 2002, provides for alternative methods of transition for entities that change to the fair value method of accounting for stock-based compensation. LNC will adopt the fair value method of accounting under FAS 123, as amended by FAS 148, as of January 1, 2003; therefore, LNL will present restated financial statements for the years 2002 and 2001 in its 2003 audited financial statements.

Effective January 1, 2003, LNC's stock option employee compensation plan and long-term cash incentive compensation plan were revised and combined to provide for performance vesting, and to provide for awards that may be paid out in a combination of stock options, performance shares of LNC stock and cash. The performance measures for the initial grant under the new plan will be calculated over a three-year period from grant date and will compare LNC's performance relative

The Lincoln National Life Insurance Company to a selected group of peer companies. Comparative performance measures will include relative growth in earnings per share, return on equity and total share performance. Certain participants in the new plans will select from seven different combinations of stock options, performance shares and cash in determining the form of their award. Other participants will have their award paid in performance shares. This plan will replace the current LNC stock option plan.

Information with respect to LNC stock options outstanding for LNL employees and agents at December 31, 2002 is as follows:

                   Options Outstanding                          Options Exercisable
--------------------------------------------------------- -------------------------------
             Number     Weighted-Average                      Number
Range of Outstanding at    Remaining                      Exercisable at    Weighted-
Exercise  December 31,  Contractual Life Weighted-Average  December 31,  Average Exercise
 Prices       2002          (Years)       Exercise Price       2002           Price
-------- -------------- ---------------- ---------------- -------------- ----------------
$10-$20       94,042          0.87            $19.80           94,042         $19.80
 21- 30    1,515,448          6.12             25.43        1,038,904          25.76
 31- 40      285,735          6.95             35.23          163,785          35.89
 41- 50    2,512,254          6.49             43.66        1,721,058          43.67
 51- 60    2,231,192          7.58             51.38        1,017,538          50.84
-------    ---------                                        ---------
$10-$60    6,638,671                                        4,035,327
=======    =========                                        =========

The option price assumptions used for grants to LNL employees and agents were as follows:

                                                    Year Ended December 31
                                                    2002    2001    2000
                                                    ------  ------  -----
     Dividend yield................................    2.5%    2.8%   4.6%
     Expected volatility...........................   39.6%   40.0%  39.2%
     Risk-free interest rate.......................    4.5%    4.6%   6.5%
     Expected life (in years)......................    4.2     4.2    4.9
     Weighted-average fair value per option granted $16.00  $13.38  $7.84

Information with respect to the incentive plans involving stock options granted to LNL employees and agents is as follows:

                                        Options Outstanding       Options Exercisable
                                     -------------------------- ------------------------
                                                   Weighted-                Weighted-
                                                    Average                  Average
                                       Shares    Exercise Price  Shares   Exercise Price
                                     ----------  -------------- --------- --------------
Balance at January 1, 2000..........  5,994,960      $39.88     2,143,460     $30.25
Granted-original....................  1,970,665       26.04
Granted-reloads.....................     40,278       45.99
Exercised (includes shares tendered)   (372,902)      21.98
Forfeited...........................   (464,048)      45.18
                                     ----------      ------     ---------     ------
Balance at December 31, 2000........  7,168,953      $36.69     2,813,438      13.92
                                     ==========      ======     =========     ======
Granted-original....................  1,418,190       43.52
Granted-reloads.....................     60,111       48.64
Exercised (includes shares tendered) (1,162,373)      28.45
Forfeited...........................   (251,604)      44.01
                                     ----------      ------     ---------     ------
Balance at December 31, 2001........  7,233,277       39.20     4,213,907      39.05
                                     ==========      ======     =========     ======
Granted-original....................  1,035,180       51.59
Granted-reloads.....................     12,103       48.41
Exercised (includes shares tendered) (1,316,702)      36.31
Forfeited...........................   (331,487)      46.09
Intercompany transfer...............      6,300       41.39
                                     ----------      ------     ---------     ------
Balance at December 31, 2002........  6,638,671      $41.39     4,035,327     $40.00
                                     ==========      ======     =========     ======

The Lincoln National Life Insurance Company

Information with respect to the LNC incentive plan SARs outstanding for LNL agents at December 31, 2002 is as follows:

                SARs Outstanding                                 SARs Exercisable
-        ------------------------------- ---------------- -------------------------------
-----------------------------------------------------------------------------------------
             Number     Weighted-Average                      Number
Range of Outstanding at    Remaining                      Exercisable at
Exercise  December 31,  Contractual Life Weighted-Average  December 31,  Weighted-Average
 Prices       2002          (Years)       Exercise Price       2002       Exercise Price
-----------------------------------------------------------------------------------------
$21-$30      487,710          2.19            $24.72         183,364          $24.72
 31- 40        3,875          2.45             36.98           1,788           36.90
 41- 50      518,588          3.20             43.57         115,956           43.59
 51- 60      372,075          4.20             52.10              --              --
-------    ---------                                         -------
$10-$60    1,382,248                                         301,108
=======    =========                                         =======

The option price assumptions used for grants to LNL agents under the LNC SAR plan for 2002, 2001 and 2000 were as follows:

                                                   2002    2001    2000
                                                  ------  ------  ------
      Dividend yield.............................    2.7%    2.7%    3.8%
      Expected volatility........................   29.5%   42.0%   46.0%
      Risk-free interest rate....................    5.0%    5.5%    7.3%
      Expected life (in years)...................    5.0     5.0     5.0
      Weighted-average fair value per SAR granted $10.86  $18.84  $14.62

Information with respect to the LNC incentive plan involving SARs granted to LNL agents is as follows:

                                          SARs Outstanding           SARs Exercisable
                                     --------------------------- ------------------------
                                                Weighted-Average         Weighted-Average
                                       Shares    Exercise Price  Shares   Exercise Price
                                     ---------  ---------------- ------- ----------------
Balance at January 1, 2000..........        --       $   --           --      $   --
Granted-original....................   866,168        24.94
Exercised (includes shares tendered)   (72,823)       24.72
Forfeited...........................   (42,293)       25.19
                                     ---------       ------      -------      ------
Balance at December 31, 2000........   751,052        24.94       82,421       24.72
                                     =========       ======      =======      ======
Granted-original....................   544,205        43.51
Exercised (includes shares tendered)  (142,785)       24.74
Forfeited...........................   (27,381)       28.92
                                     ---------       ------      -------      ------
Balance at December 31, 2001........ 1,125,091        33.85      102,710       25.02
                                     =========       ======      =======      ======
Granted-original....................   383,675        51.95
Exercised (includes shares tendered)   (90,818)       28.57
Forfeited...........................   (35,700)       34.95
                                     ---------       ------      -------      ------
Balance at December 31, 2002........ 1,382,248       $39.20      301,108      $32.06
                                     =========       ======      =======      ======

Restricted LNC stock (non-vested stock) awarded to LNL employees and agents from 2000 through 2002 was as follows:

                                                     Year Ended December 31
                                                       2002   2001    2000
                                                     ------- ------- -------
   Restricted stock (number of shares)..............  46,500  32,639  80,929
   Weighted-average price per share at time of grant $ 33.55 $ 45.59 $ 39.64

--------------------------------------------------------------------------------
7. Restrictions, Commitments and Contingencies


Statutory Information and Restrictions
Net income (loss) as determined in accordance with statutory accounting practices for The Lincoln National Life Insurance Company (the "Company") and its insurance subsidiaries excluding the insurance subsidiaries sold to Swiss Re in 2001 was $(0.252) billion, $0.197 billion and $0.621 billion for 2002, 2001 and 2000, respectively. On December 7, 2001, Swiss Re acquired LNC's reinsurance operations. The trans-

action structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNC's reinsurance operation. See Note 11 for further discussion of Swiss Re's acquisition of LNC's reinsurance operations.

Shareholder's equity as determined in accordance with statutory accounting practices for the Company and its insurance

The Lincoln National Life Insurance Company subsidiaries was $2.6 billion and $3.5 billion for December 31, 2002 and 2001, respectively.

The National Association of Insurance Commissioners revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual became effective January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and has resulted in changes to the accounting practices that the Company and its insurance subsidiaries use to prepare their statutory-basis financial statements. The impact of these changes to the Company and its insurance subsidiaries' statutory-based capital and surplus as of January 1, 2001 was not significant.

The Company acquired a block of individual life insurance and annuity business from CIGNA Corporation in January 1998 and a block of individual life insurance from Aetna Inc. in October 1998. These acquisitions were structured as indemnity reinsurance transactions. The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related statutory ceding commission flows through the statement of operations as an expense resulting in a reduction of statutory earned surplus. As a result of these acquisitions, the Company's statutory earned surplus was negative.

The Company and its insurance subsidiaries are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNC. Generally, these restrictions pose no short-term liquidity concerns for LNC. As a result of negative statutory earned surplus, the Company was required to obtain the prior approval of the Indiana Insurance Commissioner ("Commissioner") before paying any dividends to LNC until its statutory earned surplus became positive. During the first quarter of 2002, the Company received approval from the Commissioner to reclassify total dividends of $495 million paid to LNC in 2001 from the Company's earned surplus to paid-in-capital. This change plus the increase in statutory earned surplus from the disposition of LNC's reinsurance operations through an indemnity reinsurance transaction with Swiss Re resulted in positive statutory earned surplus for the Company at December 31, 2001.

In general, dividends are not subject to prior approval from the Commissioner provided the Company's statutory earned surplus is positive and such dividends do not exceed the standard limitation of the greater of 10% of total statutory earned surplus or the amount of statutory earnings in the prior calendar year. Dividends of $710 million were paid by the Company to LNC in the second quarter of 2002. These distributions were made in two installments. The first installment of $60 million was paid in April. The second installment of $650 million was paid in June. As both installments exceeded the standard limitation noted above, a special request was made for each payment and each was approved by the Commissioner. Both distributions represented a portion of the proceeds received from the indemnity reinsurance transaction with Swiss Re. As a result of the payment of dividends plus the statutory loss in 2002, the Company's statutory earned surplus is negative as of December 31, 2002. Due to the negative statutory earned surplus as of December 31, 2002, any dividend(s) paid by the Company in 2003 will be subject to prior approval from the Commissioner. As occurred in 2001, dividends approved and paid while statutory earned surplus is negative will be classified as a reduction to paid-in-capital.

The Company is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the state of Indiana, the Company is also subject to the regulatory requirements that the State of New York imposes upon accredited reinsurers.

Reinsurance Contingencies

See Note 11, "Acquisition and Divestitures," for discussion of contingencies surrounding Swiss Re's acquisition of LNC's reinsurance operations on December 7, 2001.

Marketing and Compliance Issues

Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. LNL's management continues to monitor the company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future developments will not materially affect the consolidated financial position of LNL.

Leases

LNL leases its Fort Wayne, Indiana home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide LNL with the right of the first refusal to purchase the properties during the terms of the lease, including renewal periods, at a price defined in the agreements. LNL also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease period ending in 2009 or the last day of any of the renewal periods.

Total rental expense on operating leases in 2002, 2001 and 2000 was $55.5 million, $63.2 million and $61.7 million, respectively. Future minimum rental commitments are as follows (in millions):

                                2003...... $50.7
                                2004......  49.8
                                2005......  49.2
                                2006......  46.2
                                2007......  44.7
                                Thereafter  48.6

The Lincoln National Life Insurance Company

Information Technology Commitment

In February 1998, LNL signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. Annual costs are dependent on usage but are expected to range from $60.0 million to $70.0 million.

Insurance Ceded and Assumed

LNL's insurance companies cede insurance to other companies. The portion of risks exceeding each company's retention limit is reinsured with other insurers. LNL seeks reinsurance coverage within the businesses that sell life insurance to limit its liabilities. As of December 31, 2002, LNL's retention policy is to retain no more than $10.0 million on a single insured life. For 2003, the retention policy was changed to limit retention on new sales to $5 million. Portions of LNL's deferred annuity business have also been co-insured with other companies to limit LNC's exposure to interest rate risks. At December 31, 2002, the reserves associated with these reinsurance arrangements totaled $2,009.0 million. To cover products other than life insurance, LNL acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and deferred acquisition costs, net of insurance ceded (see Note 5). LNL's insurance companies remain liable if their reinsurers are unable to meet contractual obligations under applicable reinsurance agreements.

Vulnerability from Concentrations

At December 31, 2002, LNL did not have a material concentration of financial instruments in a single investee or industry. LNL's investments in mortgage loans principally involve commercial real estate. At December 31, 2002, 28% of such mortgages, or $1.2 billion, involved properties located in California and Texas. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $38.2 million. Also at December 31, 2002, LNL did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business or; 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to LNL's financial position. Although LNL does not have any significant concentration of customers, LNL's Retirement segment has a long-standing distribution relationship with American Funds Distributors ("AFD") that is significant to this segment. In 2002, the American Legacy Variable Annuity product line sold through AFD accounted for about 15% of LNL's total gross annuity deposits. In addition, the American Legacy Variable Annuity product line represents approximately 31% of LNL's total gross annuity account values at December 31, 2002. Recently, LNL and AFD have agreed to transition the wholesaling of American Legacy to LFD. Currently, AFD uses wholesalers who focus on both American Funds mutual funds as well as the American Legacy Variable Annuity products. Segment management believes that this change to a dedicated team focused on key broker/dealer relationships developed in conjunction with AFD, should lead to renewed growth in American Legacy Variable Annuity sales.

Other Contingency Matters

LNL is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the consolidated financial position of LNL.

In 2001, LNL concluded the settlement of all class action lawsuits alleging fraud in the sale of LNL non-variable universal life and participating whole life policies issued between January 1, 1981 and December 31, 1998. Since 2001, LNL has reached settlements with a substantial number of the owners of policies that opted out of the class action settlement. LNL continues to defend a small number of opt out claims and lawsuits. While there is continuing uncertainty about the ultimate costs of settling the remaining opt out cases, it is management's opinion that established reserves are adequate and future developments will not materially affect the consolidated financial position of LNL.

LNL has pursued claims with their liability insurance carriers for reimbursement of certain costs incurred in connection with the class action settlement and the settlement of claims and litigation brought by owners that opted out of the class action settlement. During the fourth quarter of 2002, LNL settled their claims against three liability carriers on a favorable basis. LNL continues to pursue similar claims against a fourth liability insurance carrier.

For discussion of the resolution of legal proceedings related to LNC's sale of its former reinsurance business to Swiss Re, refer to the discussion within
Note 11, "Acquisitions and Divestitures."

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. LNL has accrued for expected assessments net of estimated future premium tax deductions.

Guarantees

LNL has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Guarantees with off-balance sheet risks having contractual values of $9.0 million and $10.3 million were outstanding at December 31, 2002 and 2001, respectively.

Certain subsidiaries of LNL have sold commercial mortgage loans through grantor trusts, which issued pass-through

The Lincoln National Life Insurance Company certificates. These subsidiaries have agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. In case of default on the mortgage loans, LNL has recourse to the underlying real estate. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default, the impact would not be material to LNL. These guarantees expire in 2004 through 2009.

Derivative Instruments

LNL maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency risk, equity risk, and credit risk. LNL assesses these risks by continually identifying and monitoring changes in interest rate exposure, foreign currency exposure, equity market exposure, and credit exposure that may adversely impact expected future cash flows and by evaluating hedging opportunities. Derivative instruments that are currently used as part of LNL's interest rate risk management strategy include interest rate swaps, interest rate caps and swaptions. Derivative instruments that are used as part of LNL's foreign currency risk management strategy include foreign currency swaps. Call options on LNC stock are used as part of LNL's equity market risk management strategy. Call options on the S&P 500 index were used for reinsurance programs and as a result of the acquisition by Swiss Re of LNC's reinsurance operations in December 2001, this equity market risk management strategy was terminated. LNL also uses credit default swaps as part of its credit risk management strategy.

By using derivative instruments, LNL is exposed to credit and market risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain in the derivative. When the fair value of a derivative contract is positive, this generally indicates that the counterparty owes LNL and, therefore, creates a payment risk for LNL. When the fair value of a derivative contract is negative, LNL owes the counterparty and therefore LNL has no payment risk. LNL minimizes the credit (or payment) risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by LNL. LNL also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association ("ISDA") Master Agreement.

LNL is required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under the majority of ISDA agreements and as a matter of policy, LNL has agreed to maintain financial strength or claims-paying ratings above S&P BBB and Moody's Baa2. A downgrade below these levels would result in termination of the derivatives contract at which time any amounts payable by LNL would be dependent on the market value of the underlying derivative contract. In certain transactions, LNL and the counterparty have entered into a collateral support agreement requiring LNL to post collateral upon significant downgrade. LNC is required to maintain long-term senior debt ratings above S&P BBB and Moody's Baa2. LNL also requires for its own protection minimum rating standards for counterparty credit protection. LNL is required to maintain financial strength or claims-paying ratings of S&P A- and Moody's A3 under certain ISDA agreements, which collectively do not represent material notional exposure. LNL does not believe the inclusion of termination or collateralization events pose any material threat to its liquidity position.

Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. LNL manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

LNL's derivative instruments are monitored by LNC's risk management committee as part of that committee's oversight of LNL's derivative activities. LNC's derivative instruments committee is responsible for implementing various hedging strategies that are developed through its analysis of financial simulation models and other internal and industry sources. The resulting hedging strategies are then incorporated into LNL's overall risk management strategies.

The Lincoln National Life Insurance Company

LNL has derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. Outstanding derivative instruments with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                                           Assets (Liabilities)
                                                                      ------------------------------
                                                       Notional or    Carrying Fair   Carrying Fair
                                                     Contract Amounts  Value   Value   Value   Value
                                                     ---------------  -------- -----  -------- -----
                                                       December 31      December 31    December 31
                                                      2002     2001     2002   2002     2001   2001
                                                     -------  ------- -------- -----  -------- -----
                                                                     (in millions)

                                                     ----------------------------------------------
Interest rate derivative instruments:
  Interest rate cap agreements...................... 1,276.8  1,258.8  $ 4.7   $ 4.7   $ 0.6   $ 0.6
  Swaptions.........................................   180.0  1,752.0    0.0     0.0     0.1     0.1
  Interest rate swap agreements.....................   429.1    335.1   51.9    51.9    21.0    21.0
                                                     -------  -------  -----   -----   -----   -----
    Total interest rate derivative instruments...... 1,885.9  3,345.9   56.6    56.6    21.7    21.7
Foreign currency derivative instruments:
  Foreign currency swaps............................    61.5     94.6   (2.4)   (2.4)    5.9     5.9
                                                     -------  -------  -----   -----   -----   -----
    Total foreign currency derivative instruments...    61.5     94.6   (2.4)   (2.4)    5.9     5.9
Credit derivative instruments:
  Credit default swaps..............................    26.0     29.0    0.9     0.9     0.9     0.9
Equity indexed derivative instruments:
  Call options (based on LNC Stock).................     1.3      1.1    7.4     7.4    20.5    20.5
                                                     -------  -------  -----   -----   -----   -----
    Total equity indexed derivative instruments.....     1.3      1.1    7.4     7.4    20.5    20.5
Embedded derivatives per FAS 133....................      --       --    2.3     2.3     0.3     0.3
                                                     -------  -------  -----   -----   -----   -----
    Total derivative instruments.................... 1,974.7  3,470.6  $64.8   $64.8   $49.3   $49.3
                                                     =======  =======  =====   =====   =====   =====

A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts is as follows:

                               Interest Rate                     Interest Rate
                              Cap Agreements       Swaptions     Swap Agreements
                             ----------------  ----------------- -------------
                                December 31       December 31     December 31
                               2002     2001     2002     2001    2002    2001
                             -------  -------  --------  ------- -----   ------
                                               (in millions)
                             -------------------------------------------------
Balance at beginning-of-year 1,258.8  1,558.8   1,752.0  1,752.0 335.1    708.2
New contracts...............   800.0       --        --       -- 146.6       --
Terminations and maturities.  (782.0)  (300.0) (1,572.0)      -- (52.6)  (373.1)
                             -------  -------  --------  ------- -----   ------
Balance at end-of-year...... 1,276.8  1,258.8     180.0  1,752.0 429.1    335.1
                             =======  =======  ========  ======= =====   ======

                                                Foreign Currency
                                                Swap Agreements
                                                ---------------
                                                 December 31
                                                 2002    2001
                                                 -----   ------
                                                (in millions)
                                                ---------------
                   Balance at beginning-of-year  94.6     37.5
                   New contracts...............    --     80.9
                   Terminations and maturities. (33.1)   (23.8)
                   Foreign exchange adjustment.    --       --
                                                 -----   -----
                   Balance at end-of-year......  61.5     94.6
                                                 =====   =====

The Lincoln National Life Insurance Company

                                                    Call Options Call Options
                                     Credit Default  (Based on    (Based on
                                       Swaps            S&P)     LNC Stock)
                                     -------------- ------------ -----------
                                     December 31    December 31  December 31
                                     2002    2001   2002  2001   2002   2001
                                     ----    ------ ---- ------  ----   ----
                                                (in millions)
                                     --------------------------------------
        Balance at beginning-of-year 29.0    29.0    --   183.3   1.1    0.6
        New contracts...............   --      --    --   141.9   0.3    0.6
        Terminations and maturities. (3.0)     --    --  (325.2) (0.1)  (0.1)
                                      ----    ----   --  ------  ----   ----
        Balance at end-of-year...... 26.0    29.0    --      --   1.3    1.1
                                      ====    ====   ==  ======  ====   ====

                                                Total Return Swaps
                                                December 31
                                                ------------------
                                                2002     2001
                                                ------- ---------
                                                (in millions)
                                                ------------------
                   Balance at beginning-of-year  --         --
                   New contracts...............  --      190.0
                   Terminations and maturities.  --     (190.0)
                                                 --      ------
                   Balance at end-of-year......  --         --
                                                 ==      ======

Accounting for Derivative Instruments and Hedging Activities

As of December 31, 2002 and 2001, LNL had derivative instruments that were designated and qualified as cash flow hedges and derivative instruments that were not designated as hedging instruments. LNL did not have derivative instruments that were designated as fair value hedges or hedges of a net investment in a foreign operation. See Note 1 to the consolidated financial statements for detailed discussion of the accounting treatment for derivative instruments. For the year ended December 31, 2002 and 2001, LNL recognized a net gain of $2.5 million after-tax and a net loss of $6.0 million after-tax, respectively, in net income as a component of realized gains and losses on investments and derivative instruments. These gains (losses) relate to the ineffective portion of cash flow hedges, the change in market value for derivative instruments not designated as hedging instruments, and the gain
(loss) on swap terminations. For the year ended December 31, 2002 and 2001, LNL recognized a gain of $8.8 million after-tax and $4.9 million after-tax, respectively, in OCI related to the change in market value on derivative instruments that are designated and qualify as cash flow hedges. In addition, for the year ended December 31, 2001, $0.5 million after-tax was reclassified from unrealized gain (loss) on securities available-for-sale to unrealized gain
(loss) on derivative instruments, both in OCI. This reclassification relates to derivative instruments that were marked to market through unrealized gain
(loss) on securities available-for-sale prior to the adoption of FAS 133.

Derivative Instruments Designated in Cash Flow Hedges

Interest Rate Swap Agreements
LNL uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price level, performance or value of one or more underlying interest rates. LNL is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty, at a predetermined interest rate. The net receipts/payments from these interest rate swaps are recorded in net investment income. Gains (losses) on interest rate swaps hedging interest rate exposure on floating rate bond coupon payments are reclassified from accumulated OCI to net income as bond interest is accrued.

LNL also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets for certain investment portfolios. The gains (losses) resulting from the swap agreements are recorded in OCI. The gains (losses) are reclassified from accumulated OCI to earnings over the life of the assets once the assets are purchased. As of December 31, 2002, there were no interest rate swaps hedging forecasted asset purchases.

Foreign Currency Swaps
LNL uses foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future. Gains (losses) on foreign currency swaps hedging

The Lincoln National Life Insurance Company foreign exchange risk exposure on foreign currency bond coupon payments are reclassified from accumulated OCI to net income as bond interest is accrued. The foreign currency swaps expire in 2003 through 2006.

Call Options on LNC Stock
LNL uses call options on LNC stock to hedge the expected increase in liabilities arising from stock appreciation rights ("SARs") granted to LNL agents on LNC stock. Upon option expiration, the payment, if any, is the increase in LNC's stock price over the strike price of the option applied to the number of contracts. Call options hedging vested SARs are not eligible for hedge accounting and both are marked to market through net income. Call options hedging nonvested SARs are eligible for hedge accounting and are accounted for as cash flow hedges of the forecasted vesting of SAR liabilities. To the extent that the cash flow hedges are effective, changes in the fair value of the call options are recorded in accumulated OCI. Amounts recorded in OCI are reclassified to net income upon vesting of SARs. LNL's call option positions will be maintained until such time the SARs are either exercised or expire and LNL's SAR liabilities are extinguished. The SARs expire five years from the date of grant.

Total Return Swaps
LNL used total return swaps in 2001 to hedge its exposure to interest rate and spread risk resulting from the forecasted sale of assets in a securitization of certain LNL mortgage loans in 2001. A total return swap is an agreement that allows the holder to protect itself against loss of value by effectively transferring the economic risk of asset ownership to the counterparty. The holder pays (receives) the total return equal to interest plus capital gains or losses on a referenced asset and receives a floating rate of interest. As of December 31, 2002, LNL did not have any open total return swaps.

Gains and losses on derivative contracts are reclassified from accumulated OCI to current period earnings. As of December 31, 2002, $13.7 million of the deferred net gains on derivative instruments accumulated in OCI are expected to be reclassified as earnings during the next twelve months. The amount reclassed from accumulated OCI to earnings for derivative instruments was $16.1 million and $9.7 million for the year ended December 31, 2002 and 2001, respectively. This reclassification is primarily due to the receipt of interest payments associated with variable rate securities and forecasted purchases, the receipt of interest payments associated with foreign currency securities, and the periodic vesting of SARs.

All Other Derivative Instruments

LNL uses various other derivative instruments for risk management purposes that either do not qualify for hedge accounting treatment or have not currently been qualified by LNL for hedge accounting treatment. The gain or loss related to the change in market value for these derivative instruments is recognized in current income during the period of change (reported as realized gain (loss) on investments in the consolidated statement of income except where otherwise noted below).

Interest Rate Cap Agreements
The interest rate cap agreements, which expire in 2003 through 2007, entitle LNL to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of LNL's interest rate cap agreement program is to provide a level of protection for its annuity line of business from the effect of rising interest rates. The interest rate cap agreements provide an economic hedge of the annuity line of business. However, the interest rate cap agreements are not linked to assets and liabilities on the balance sheet that meet the significantly increased level of specificity required under FAS 133. Therefore, the interest rate cap agreements do not qualify for hedge accounting under FAS 133.

Swaptions
Swaptions, which expire in 2003, entitle LNL to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of LNL's swaption program is to provide a level of protection for its annuity line of business from the effect of rising interest rates. The swaptions provide an economic hedge of the annuity line of business. However, the swaptions are not linked to specific assets and liabilities on the balance sheet that meet the significantly increased level of specificity required under FAS 133. Therefore, the swaptions do not qualify for hedge accounting under FAS 133.

Credit Default Swaps
LNL uses credit default swaps which expire in 2003 through 2006 to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit swap allows LNL to put the bond back to the counterparty at par upon a credit event by the bond issuer. A credit event is defined as bankruptcy, failure to pay, or obligation acceleration. LNL has not currently qualified credit default swaps for hedge accounting under FAS 133 as amounts are insignificant.

Call Options on S&P 500 Index
Prior to Swiss Re's acquisition of LNC's reinsurance operation in December 2001, LNL used S&P 500 index call options to offset the increase in its liabilities resulting from certain reinsurance agreements which guaranteed payment of the appreciation of the S&P 500 index on certain underlying annuity products. The call options provided LNL with settlement payments from the counterparties on specified expiration dates. The payment, if any, was the percentage increase in the index, over the strike price defined in the contract, applied to the notional amount. The S&P 500 call options provided an economic hedge of the reinsurance liabilities, but the hedging relationship was not eligible for hedge accounting treatment under FAS 133.

The Lincoln National Life Insurance Company

Call Options on LNC Stock
As discussed previously in the Cash Flow Hedges section, LNL uses call options on LNC stock to hedge the expected increase in liabilities arising from SARs granted to LNL agents on LNC stock. Call options hedging vested SARs are not eligible for hedge accounting treatment under FAS 133.

Derivative Instrument Embedded in Deferred Compensation Plan
LNC has certain deferred compensation plans that have embedded derivative instruments. LNL's liability related to these plans varies based on the investment options selected by its participants. The liability related to certain investment options selected by the participants is marked to market through net income. This derivative instrument is not eligible for hedge accounting treatment under FAS 133.

Call Options on Bifurcated Remarketable Put Bonds
LNL owns various debt securities that contain call options attached by an investment banker before the sale to the investor. These freestanding call options are exercisable by a party other than the issuer of the debt security to which they are attached and are accounted for separately from the debt security. LNL has not currently qualified call options bifurcated from remarketable put bonds for hedge accounting treatment as amounts are insignificant.

LNL has used certain other derivative instruments in the past for hedging purposes. Although other derivative instruments may have been used in the past, any derivative type that was not outstanding from January 1, 2001 through December 31, 2002 is not discussed in this disclosure. Other derivative instruments LNL has used include spread-lock agreements, financial futures, put options, and commodity swaps. At December 31, 2002, there are no outstanding positions in these derivative instruments.

Additional Derivative Information
Income and (expenses) for the agreements and contracts described above amounted to $12.2 million, $3.5 million and $(7.3) million in 2002, 2001 and 2000, respectively. The increase in income for 2002 was primarily because of payments received on interest rate swaps. The increase in 2001 was primarily because under FAS 133 premiums for caps and swaptions are no longer amortized.

LNL is exposed to credit loss in the event of nonperformance by counterparties on various derivative contracts. However, LNL does not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in LNL's favor. At December 31, 2002, the exposure was $62.5 million.


--------------------------------------------------------------------------------
8. Fair Value of Financial Instruments


The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of LNL's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of LNL's financial instruments.

Fixed Maturity and Equity Securities
Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values for equity securities are based on quoted market prices.

Mortgage Loans on Real Estate
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price or; 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans
The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Derivative Instruments
LNL employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on: 1) quoted market prices for financial futures contracts; 2) industry standard models that are commercially available for interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, commodity swaps, credit default swaps and total return swaps; 3) Monte Carlo techniques for the equity call options on LNC stock. These techniques project cash flows of the derivatives using current and implied future market conditions. The cash flows are then present valued to arrive at the derivatives' current fair market values; and 4) Black-Scholes pricing methodology for standard European equity call options.

Other Investments, and Cash and Invested Cash
The carrying value for assets classified as other investments, and cash and invested cash in the accompanying balance

The Lincoln National Life Insurance Company sheets approximates their fair value. Other investments include limited partnership investments which are accounted for using the equity method of accounting.

Investment Type Insurance Contracts
The balance sheet captions, "Insurance Policy and Claims Reserves" and "Contractholder Funds," include investment type insurance contracts (i.e. deposit contracts and certain guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions "Insurance Policy and Claims Reserves" and "Contractholder Funds" that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by LNL. It is LNL's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about LNL's shareholders' equity determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. LNL and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Short-term Debt and Surplus Notes Due LNC
Fair values for the surplus notes due LNC are based on quoted market prices of similar issues or are estimated using discounted cash flow analysis based on LNL's current incremental borrowing rate for similar types of borrowing arrangements where quoted prices are not available. For short-term debt, the carrying value approximates fair value.

Guarantees
LNL's guarantees include guarantees related to mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status of the debt, none of the loans are delinquent and the fair value liability for the guarantees related to the mortgage loan pass-through certificates is insignificant.

Investment Commitments
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts
Assets held in separate accounts are reported in the accompanying consolidated balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

The carrying values and estimated fair values of LNL's financial instruments are as follows:

                                                               Carrying Value Fair Value  Carrying Value Fair Value
                                                               ----------------------------------------------------
                                                                                    December 31
                                                               ----------------------------------------------------
                                                                    2002         2002          2001         2001
                                                               ----------------------------------------------------
                                                                                   (in millions)
                                                               ----------------------------------------------------
Assets (liabilities):
  Fixed maturities securities.................................   $ 31,310.9   $ 31,310.9    $ 26,944.9   $ 26,944.9
  Equity securities...........................................        207.7        207.7         258.7        258.7
  Mortgage loans on real estate...............................      4,199.7      4,672.5       4,527.3      4,682.6
  Policy loans................................................      1,937.7      2,109.4       1,931.1      2,089.5
  Derivative Instruments......................................         64.8         64.8          49.3         49.3
  Other investments...........................................        377.7        377.7         507.0        507.0
  Cash and invested cash......................................      1,246.5      1,246.5       2,818.4      2,818.4
Investment type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.    (20,175.0)   (20,408.3)    (18,220.7)   (18,261.5)
  Remaining guaranteed interest and similar contracts.........       (112.6)      (120.3)       (123.5)      (129.8)
  Short-term debt.............................................       (103.7)      (103.7)       (261.8)      (261.8)
  Surplus notes payable to LNC................................     (1,250.0)    (1,125.4)     (1,250.0)      (962.0)
  Guarantees..................................................         (0.4)          --          (0.3)          --
  Investment commitments......................................           --          0.9            --         (5.3)

The Lincoln National Life Insurance Company

As of December 31, 2002 and 2001, the carrying value of the deposit contracts and certain guaranteed contracts is net of deferred acquisition costs of $486.0 million and $338.9 million, respectively, excluding adjustments for deferred acquisition costs applicable to changes in fair value of securities. The carrying values of these contracts are stated net of deferred acquisition costs so that they are comparable with the fair value basis.

--------------------------------------------------------------------------------
9. Segment Information

LNL has two business segments: Lincoln Retirement (formerly known as the Annuities segment) and Life Insurance. Prior to the fourth quarter of 2001, LNL had a Reinsurance segment. LNL's reinsurance business was acquired by Swiss Re in December 2001. As the majority of the business acquired by Swiss Re was via indemnity reinsurance agreements, LNL is not relieved of its legal liability to the ceding companies for this business. This means that the liabilities and obligations associated with the reinsured contracts remain on the balance sheets of LNL with a corresponding reinsurance receivable from Swiss Re. In addition, the gain resulting from the indemnity reinsurance portion of the transaction was deferred and is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years. The ongoing management of the indemnity reinsurance contracts and the reporting of the deferred gain is within LNL's Other Operations. Given the lengthy period of time over which LNL will continue to amortize the deferred gain, and the fact that related assets and liabilities will continue to be reported on LNL's financial statements, the historical results for the Reinsurance segment prior to the close of the transaction with Swiss Re are not reflected in discontinued operations, but as a separate line in Other Operations. The results for 2001 related to the former Reinsurance segment are for the eleven months ended November 30, 2001.

The Lincoln Retirement segment, headquartered in Fort Wayne, Indiana, provides tax-deferred investment growth and lifetime income opportunities for its clients through the manufacture and sale of fixed and variable annuities. Through a broad-based distribution network, Lincoln Retirement provides an array of annuity products to individuals and employer-sponsored groups in all 50 states of the United States. Lincoln Retirement distributes some of its products through LNL's wholesaling unit, LFD, as well as LNL's retail unit, LFA. In addition, group fixed and variable annuity products and the Alliance program are distributed to the employer-sponsored retirement market through Lincoln Retirement's Fringe Benefit Division dedicated sales force.

The Life Insurance segment, headquartered in Hartford, Connecticut, focuses on the creation and protection of wealth for its clients through the manufacture and sale of life insurance products throughout the United States. The Life Insurance segment offers universal life, variable universal life, interest-sensitive whole life, term life and corporate owned life insurance. The segment also offers linked-benefit life insurance (a universal life product with a long-term care benefit). A majority of the Life Insurance segment's products are currently distributed through LFD and LFA. In the third quarter 2002, the Life Insurance segment entered into a marketing agreement to distribute life insurance products through the M Financial Group, a well-respected and successful nationwide organization of independent firms serving the needs of affluent individuals and corporations.

LNL reports operations not directly related to the business segments and unallocated corporate items (i.e., unallocated overhead expenses including interest on short-term and long-term borrowings and the operations of the Fort Wayne, Indiana based 401(k) business; LFA and LFD in "Other Operations". As noted above, the financial results of the former Reinsurance segment were moved to Other Operations upon the close of the transaction with Swiss Re in December 2001.

The Lincoln National Life Insurance Company

Financial data by segment for 2000 through 2002 is as follows:

                                                                                            Year Ended December 31
                                                                                           2002      2001      2000
                                                                                         --------  --------  --------
                                                                                                 (in millions)
                                                                                         ----------------------------
Revenue, Excluding Net Investment Income and Net Realized Gain (Loss) on Investments and
 Derivative Instruments and Sale of Subsidiaries:
  Lincoln Retirement.................................................................... $  552.4  $  663.1  $  745.4
  Life Insurance........................................................................    982.6     987.3     964.9
  Other Operations......................................................................    558.3   1,835.5   1,738.7
  Consolidating adjustments.............................................................   (228.4)   (228.1)   (223.5)
                                                                                         --------  --------  --------
Total................................................................................... $1,864.9  $3,257.8  $3,225.5
                                                                                         ========  ========  ========
Net Investment Income:
  Lincoln Retirement.................................................................... $1,424.2  $1,370.0  $1,393.5
  Life Insurance........................................................................    899.1     910.2     871.5
  Other Operations......................................................................    186.2     274.0     321.8
  Consolidating adjustments.............................................................       --        --        --
                                                                                         --------  --------  --------
Total................................................................................... $2,509.5  $2,554.2  $2,586.8
                                                                                         ========  ========  ========
Realized Gain (Loss) on Investments and Derivative Instruments and Sale of Subsidiaries:
  Lincoln Retirement.................................................................... $ (195.3) $  (64.8) $   (5.2)
  Life Insurance........................................................................    (96.7)    (56.9)    (17.4)
  Other Operations......................................................................     18.5       5.1      (1.7)
  Consolidating adjustments.............................................................       --        --        --
                                                                                         --------  --------  --------
Total................................................................................... $ (273.5) $ (116.6) $  (24.3)
                                                                                         ========  ========  ========
Income (Loss) before Federal Income Taxes and Cumulative Effect of Accounting Changes:
  Lincoln Retirement.................................................................... $   (3.7) $  312.8  $  438.0
  Life Insurance........................................................................    298.7     369.8     392.7
  Other Operations......................................................................   (337.5)    (14.7)     51.0
  Consolidating adjustments.............................................................       --        --        --
                                                                                         --------  --------  --------
Total................................................................................... $  (42.5) $  667.9  $  881.7
                                                                                         ========  ========  ========
Federal Income Tax Expense (Benefit):
  Lincoln Retirement.................................................................... $  (58.6) $   36.3  $   79.4
  Life Insurance........................................................................     89.7     131.2     143.4
  Other Operations......................................................................   (122.6)    (11.3)     10.0
  Consolidating adjustments.............................................................       --        --        --
                                                                                         --------  --------  --------
Total................................................................................... $  (91.5) $  156.2     232.8
                                                                                         ========  ========  ========
Cumulative Effect of Accounting Changes:
  Lincoln Retirement.................................................................... $     --  $   (7.3) $     --
  Life Insurance........................................................................       --      (5.5)       --
  Other Operations......................................................................       --      (2.8)       --
  Consolidating adjustments.............................................................       --        --        --
                                                                                         --------  --------  --------
Total................................................................................... $     --  $  (15.6) $     --
                                                                                         ========  ========  ========
Net Income (Loss):
  Lincoln Retirement.................................................................... $   54.9  $  269.2  $  358.6
  Life Insurance........................................................................    209.0     233.1     249.3
  Other Operations......................................................................   (214.9)     (6.2)     41.0
  Consolidating adjustments.............................................................       --        --        --
                                                                                         --------  --------  --------
Total Net Income........................................................................ $   49.0  $  496.1  $  648.9
                                                                                         ========  ========  ========

                                                December 31
                                         2002       2001      2000
                                       --------- ---------  ---------
                                               (in millions)
                                       ------------------------------
          Assets:
            Lincoln Retirement........ $52,827.2 $56,888.2  $60,267.1
            Life Insurance............  19,591.6  18,409.7   17,939.1
            Other Operations..........  11,517.3  14,181.4   11,546.1
            Consolidating adjustments.     186.8      (1.3)     112.6
                                       --------- ---------  ---------
          Total Assets................ $84,122.9 $89,478.0  $89,864.9
                                       ========= =========  =========

The Lincoln National Life Insurance Company

During 2000, management initiated a plan to change the operational and management reporting structure of its wholesale distribution organization. Beginning with the quarter ended March 31, 2001, LFD, the wholesaling arm of LNL's distribution network, was reported within Other Operations. Previously, LNL's wholesaling efforts were conducted separately within the Lincoln Retirement and Life Insurance segments.

Also, in the fourth quarter of 2000, a decision was made to change the management reporting and operational responsibilities for First Penn's Schaumburg, Illinois annuities business. Beginning with the quarter ended March 31, 2001, the financial reporting for First Penn's annuities business was included in the Lincoln Retirement segment. This business was previously managed and reported in the Life Insurance segment.

LNL has an immaterial amount of foreign operations reported in its segments. Foreign intracompany revenues are not significant.

--------------------------------------------------------------------------------
10. Shareholder's Equity


All of the 10 million authorized, issued and outstanding shares of $2.50 par value common stock of LNL are owned by LNC.

Details underlying the balance sheet caption "Net Unrealized Gain on Securities Available-for-Sale," are as follows:

                                                      December 31
                                                    2002       2001
                                                 ---------  ---------
                                                     (in millions)
                                                 --------------------
         Fair value of securities available-for-
          sale.................................. $31,518.7  $27,203.6
         Cost of securities available-for-sale..  29,943.0   26,860.5
                                                 ---------  ---------
         Unrealized gain........................   1,575.7      343.1
         Adjustments to deferred acquisition
          costs.................................    (418.4)     (81.3)
         Amounts required to satisfy
          policyholder commitments..............     (58.7)        --
         Foreign currency exchange rate
          adjustment............................       9.8         --
         Deferred income credits (taxes)........    (405.3)     (89.8)
                                                 ---------  ---------
         Net unrealized gain on securities
          available-for-sale.................... $   703.1  $   172.0
                                                 =========  =========

Adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments are netted against the Deferred Acquisition Costs asset line and included within the Insurance Policy and Claim Reserve line on the balance sheet, respectively.

Details underlying the change in "Net Unrealized Gain (Loss) on Securities Available-for-Sale, Net of Reclassification Adjustment" shown on the Consolidated Statements of Shareholder's Equity are as follows:

                                               Year Ended December 31
                                                2002    2001   2000
                                               ---------------------
           Unrealized gains on securities
            available-for-sale arising during
            the year.......................... $774.4  $381.3 $289.8
           Less: reclassification adjustment
            for gains (losses) included in net
            income (1)........................  (72.1)   36.2  (65.4)
           Less: Federal income tax expense
            (benefit).........................  315.4   120.1  (92.3)
                                               ------  ------ ------
           Net Unrealized gain on securities
            available-for-sale, net of
            reclassification and Federal
            income tax expense (benefit)...... $531.1  $225.0 $447.5
                                               ======  ====== ======

--------
/(1)/The reclassification adjustment for gains (losses) does not include the impact of associated adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments.

The "Net Unrealized Gain (Loss) on Derivative Instruments" component of other comprehensive income shown on the Consolidated Statements of Shareholder's Equity for 2002 and 2001 is net of Federal income tax expense (benefit) of $(1.2) million and $12.6 million ($9.5 million of the tax expense for 2001 relates to the transition adjustment recorded in the first quarter of 2001 for the adoption of FAS 133), respectively, and adjustments to deferred amortization costs of $1.6 million and $23.8 million ($18.3 million of the adjustments for 2001 relate to the transition adjustment recorded for the adoption of FAS 133), respectively.

The Lincoln National Life Insurance Company
Notes to Consolidated Financial Statements (continued)

--------------------------------------------------------------------------------
11. Acquisitions and Divestitures


On August 30, 2002, LNL acquired The Administrative Management Group, Inc. ("AMG"), an employee benefits record keeping firm for $21.6 million in cash. Contingent payments up to an additional $14 million will be paid over a period of 4 years (2003-2006) if certain criteria are met. Any such contingent payments will be expensed as incurred. AMG, a strategic partner of LNL's Retirement segment for several years, provides record keeping services for the Lincoln Alliance Program along with approximately 400 other clients nationwide. As of December 31, 2002, the application of purchase accounting to this acquisition resulted in goodwill of $20.2 million.

On December 7, 2001, Swiss Re acquired LNC's reinsurance operation for $2.0 billion. In addition, LNC retained the capital supporting the reinsurance operation. After giving affect to the increased levels of capital needed within the Life Insurance and Lincoln Retirement segments that result from the change in the ongoing mix of business under LNC's internal capital allocation models, the disposition of LNC's reinsurance operation has freed-up approximately $100 million of retained capital.

The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNC's reinsurance operation. Two of the stock companies sold, LNH&C and LNRAC, were wholly-owned subsidiaries of the Company. At the time of closing, an immediate gain of $5.6 million after-tax was recognized on the sale of the stock companies. A gain of $698.0 million after-tax ($1.1 billion pre-tax) relating to the indemnity reinsurance agreements was reported at the time of closing by LNL. This gain was recorded as a deferred gain on LNL's consolidated balance sheet, in accordance with the requirements of FAS 113, and is being amortized in earnings at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years.

Effective with the closing of the transaction, the former Reinsurance segment's historical results were included in "Other Operations." During December 2001, LNL recognized in Other Operations $4.3 million ($6.8 million pre-tax) of deferred gain amortization. In addition, in December 2001, LNL recognized $7.9 million ($12.5 million pre-tax) of accelerated deferred gain amortization relating to the fact that certain Canadian indemnity reinsurance contracts were novated after the sale, but prior to December 31, 2001.

On October 29, 2002 LNC and Swiss Re settled disputed matters totaling about $770 million that had arisen in connection with the final closing balance sheets associated with Swiss Re's acquisition of LNC's reinsurance operations. The settlement provided for a payment by LNL of $195 million to Swiss Re, which was recorded by LNL as a reduction in deferred gain. As a result of additional information made available to LNC following the settlement with Swiss Re in the fourth quarter of 2002, LNL recorded a further reduction in the deferred gain of $30.8 million after-tax ($47.4 million pre-tax), as well as a $6.9 million after-tax ($10.6 million pre-tax) reduction in the gain on the sale of subsidiaries.

As part of the dispute settlement, LNL also paid $100 million to Swiss Re in satisfaction of LNC's $100 million indemnification obligation with respect to personal accident business. As a result of this payment, LNC has no further underwriting risk with respect to the reinsurance business sold. However, because LNL has not been relieved of its legal liabilities to the underlying ceding companies with respect to the portion of the business reinsured by Swiss Re, under FAS 113 the reserves for the underlying reinsurance contracts as well as a corresponding reinsurance recoverable from Swiss Re will continue to be carried on LNL's balance sheet during the run-off period of the underlying reinsurance business. This is particularly relevant in the case of the exited personal accident reinsurance line of business where the underlying reserves are based upon various estimates that are subject to considerable uncertainty.

As a result of developments and information obtained during 2002 relating to personal accident matters, LNL increased these exited business reserves by $184.1 million after-tax ($283.2 million pre-tax). After giving effect to LNC's $100 million indemnification obligation, LNL recorded a $119.1 million after-tax ($183.2 million pre-tax) increase in reinsurance recoverable from Swiss Re with a corresponding increase in the deferred gain.

The combined effects of the 2002 settlement of disputed matters and exited business reserve increases reduced the $698 million after-tax ($1.1 billion pre-tax) deferred gain reported at closing by $38.5 million after-tax ($59.2 million pre-tax). During 2002, LNL amortized $46.2 million after-tax ($71.1 million pre-tax) of the deferred gain. An additional $1.3 million after-tax ($2 million pre-tax) of deferred gain was recognized due to a novation of certain Canadian business during 2002.

Through December 31, 2002, of the original $1.84 billion in proceeds received by LNL, approximately $0.52 billion was paid for taxes and deal expenses and approximately $0.825 billion was paid to LNC as dividends. LNL also paid $195 million to Swiss Re to settle the closing balance sheet disputed matters and $100 million to satisfy LNC's personal accident business indemnification obligations. The remaining proceeds have been dedicated to the ongoing capital needs of the Company.

Because of ongoing uncertainty related to the personal accident business, the reserves related to this exited business line carried on LNL's balance sheet at December 31, 2002 may ultimately prove to be either excessive or deficient. For instance, in the event that future developments indicate that these reserves should be increased, under FAS 113 LNL would record a current period non-cash charge to record the increase in reserves. Because Swiss Re is responsible for paying the underlying claims to the ceding companies, LNL would record a corresponding increase in reinsurance recoverable from Swiss Re. However, FAS 113 does not permit LNL to take the full benefit in earnings for the recording of the increase in the reinsurance recoverable in the period of the change. Rather, LNL would increase the deferred gain recognized upon the closing of the indemnity reinsurance transaction with Swiss Re

The Lincoln National Life Insurance Company and would report a cumulative amortization "catch-up" adjustment to the deferred gain balance as increased earnings recognized in the period of change. Any amount of additional increase to the deferred gain above the cumulative amortization "catch-up" adjustment must continue to be deferred and will be amortized into income in future periods over the remaining period of expected run-off of the underlying business. No cash would be transferred between LNL and Swiss Re as a result of these developments.

Accordingly, even though LNL has no continuing underwriting risk, and no cash would be transferred between LNL and Swiss Re, in the event that future developments indicate LNL's December 31, 2002 personal accident reserves are deficient or redundant, FAS 113 requires LNL to adjust earnings in the period of change, with only a partial offset to earnings for the cumulative deferred gain amortization adjustment in the period of change. The remaining amount of increased gain would be amortized into earnings over the remaining run-off period of the underlying business.

As noted above, effective with the closing of the transaction, the Reinsurance segment's results for the eleven months ended November 30, 2001 and the year ended December 31, 2000 were included in "Other Operations."

Earnings from LNL's reinsurance operations were as follows:

                                                                                         Year Ended December 31
                                                                                  -------------------------------------
                                                                                  Eleven Months Ended    Year Ended
                                                                                   November 30, 2001  December 31, 2000
                                                                                  ------------------- -----------------
                                                                                              (in millions)
                                                                                  -------------------------------------
Revenue..........................................................................      $1,521.0           $1,532.2
Benefits and Expenses............................................................       1,383.5            1,384.8
                                                                                       --------           --------
  Income before Federal Income Taxes and Cumulative Effect of Accounting Changes.         137.5              147.4
Federal Income Taxes.............................................................          45.6               44.3
                                                                                       --------           --------
  Income before Cumulative Effect of Accounting Changes..........................          91.9              103.1
Cumulative Effect of Accounting Changes (after-tax)..............................          (2.4)                --
                                                                                       --------           --------
  Net Income.....................................................................         $89.5           $  103.1
                                                                                       ========           ========

--------------------------------------------------------------------------------
12. Restructuring Charges

In 1999, LNL implemented a restructuring plan relating to the discontinuance of HMO excess-of-loss reinsurance programs. The charge associated with this restructuring plan totaled $3.2 million after-tax ($4.9 million pre-tax) and was included in Underwriting, Acquisition, Insurance and Other Expenses on the Consolidated Statement of Income for the year ended December 31, 1999. The pre-tax costs for this plan included $2.4 million for employee severance and termination benefits and $2.5 million for costs relating to exiting business activities. Through December 31, 2001, actual pre-tax costs of $3.7 million were expended or written-off under this restructuring plan. During the fourth quarter of 2000, $1.0 million (pre-tax) of the original charge for the discontinuance of the HMO excess-of-loss restructuring plan was reversed. During the fourth quarter of 2001, the remaining restructuring reserve of $0.2 million relating to the HMO excess-of-loss reinsurance programs was transferred to Swiss Re as part of its acquisition of LNC's reinsurance operations.

During 2001, LNL implemented restructuring plans relating to 1) the consolidation of the Syracuse operations of Lincoln Life New York into the Lincoln Retirement segment operations in Fort Wayne, Indiana and Portland, Maine; 2) the elimination of duplicative functions in the Schaumburg, Illinois operations of First Penn, and the absorption of these functions into the Lincoln Retirement and Life Insurance segment operations in Fort Wayne, Indiana and Hartford, Connecticut; 3) the reorganization of the life wholesaling function within the independent planner distribution channel, consolidation of retirement wholesaling territories, and streamlining of the marketing and communications functions in LFD; 4) the reorganization and consolidation of the life insurance operations in Hartford, Connecticut related to the streamlining of underwriting and new business processes and the completion of outsourcing of administration of certain closed blocks of business; 5) the combination of LFD channel oversight, positioning of LFD to take better advantage of ongoing "marketplace consolidation" and expansion of the customer base of wholesalers in certain non-productive territories and 6) the consolidation of operations and space in LNL's Fort Wayne, Indiana operations. In light of the divestiture of LNL's reinsurance operations, which were headquartered in Fort Wayne, excess space and printing capacity will not be used.

The Syracuse restructuring charge was recorded in the first quarter of 2001. The Schaumburg, Illinois restructuring charge was recorded in the second quarter of 2001, the LFD restructuring charges were recorded in the second and fourth quarters of 2001, and the remaining restructuring charges were recorded in the fourth quarter of 2001. The LFD restructuring plan that was initiated in the second quarter of 2001 was completed in the fourth quarter of 2002. The Life Insurance segment restructuring plan that was initiated in the fourth quarter of 2001 was completed in the fourth quarter of 2002.

The Lincoln National Life Insurance Company

The aggregate charges associated with all restructuring plans entered into during 2001 totaled $24.3 million after-tax ($37.4 million pre-tax) and were included in Underwriting, Acquisition, Insurance and Other Expenses on the Consolidated Statement of Income for the year ended December 31, 2001. The component elements of these aggregate pre-tax costs include employee severance and termination benefits of $12.2 million, write-off of impaired assets of $3.2 million and other exit costs of $22.0 million primarily related to the termination of equipment leases ($1.4 million) and rent on abandoned office space ($19.5 million). Actual pre-tax costs totaling $1.3 million were expended or written-off and 30 positions were eliminated under the Syracuse restructuring plan. The total amount expended for this plan exceeded the original restructuring reserve by $0.3 million. Actual pre-tax costs totaling $1.8 million were expended or written-off and 26 positions were eliminated under the second quarter of 2001 LFD restructuring plan. The amount expended for this plan was equal to the original reserve. Actual pre-tax costs totaling $2.3 million were expended or written-off and 36 positions were eliminated under the fourth quarter of 2001 Life Insurance segment restructuring plan. The amount expended for this plan was in excess of the original reserve by less than $0.1 million. In addition, $0.1 million of excess reserve on the FPP restructuring plan was released during the second quarter of 2002 and $1.5 million of excess reserve on the Fort Wayne restructuring plan was released during the third quarter of 2002. The release of the reserve on the Fort Wayne restructuring plan was due to LNC's purchase and ultimate sale of the vacant building on terms which were favorable to what was included in the original restructuring plan for rent on this abandoned office space. Actual pre-tax costs totaling $29.8 million have been expended or written off for the three remaining plans through December 31, 2002. As of December 31, 2002, a balance of $0.9 million remains in the restructuring reserves for these plans and is expected to be utilized in the completion of the plans. Details of each of these 2001 restructuring plans are provided below.

During the first quarter of 2001, LNL recorded a restructuring charge in its Lincoln Retirement segment of $0.65 million ($1.0 million pre-tax). The objective of this restructuring plan was to consolidate the Syracuse operations of Lincoln Life & Annuity Company of New York into the Lincoln Retirement segment operations in Fort Wayne, Indiana and Portland, Maine, in order to reduce on-going operating costs and eliminate redundant facilities. The restructuring plan identified the following activities and associated pre-tax costs to achieve the objectives of the plan: (1) severance and termination benefits of $0.8 million related to the elimination of 30 positions and (2) other costs of $0.2 million related primarily to lease payments on abandoned office space. This plan was completed in the first quarter of 2002. Actual pre-tax costs totaling $1.3 million were expended or written-off and 30 positions were eliminated under this plan. The $0.3 million expended in excess of the restructuring charge was expensed as incurred.

During the second quarter of 2001, LNL recorded restructuring charges in its Lincoln Retirement and Life Insurance segments of $0.63 million ($0.97 million pre-tax) and $2.03 million ($3.12 million pre-tax), respectively, related to a restructuring plan for the Schaumburg, Illinois operations of First Penn-Pacific. The objective of this plan was to eliminate duplicative functions in Schaumburg, Illinois by transitioning them into the Lincoln Retirement and Life Insurance segment operations in Fort Wayne, Indiana and Hartford, Connecticut, respectively, in order to reduce ongoing operating costs. The restructuring plan identified the following activities and associated pre-tax costs to achieve the objectives of the plan: (1) severance and termination benefits of $3.19 million related to the elimination of 27 positions and (2) other costs of $0.9 million. Actual pre-tax costs totaling $3.7 million have been expended or written-off and 26 positions have been eliminated under this plan through December 31, 2002. In the second quarter of 2002, $0.1 million of the original charge for this plan was reversed. As of December 31, 2002, a balance of $0.3 million remains in the restructuring reserve for this plan. Expenditures under this plan are expected to be completed in the first quarter of 2004.

During the second quarter of 2001, LNL recorded a restructuring charge for LFD in "Other Operations" of $1.2 million ($1.8 million pre-tax). The objectives of this restructuring plan were to reorganize the life wholesaling function with the independent planner distribution channel, consolidate retirement wholesaling territories, and streamline the marketing and communications functions. The restructuring plan identified severance and termination benefits of $1.8 million (pre-tax) related to the elimination of 33 positions. This plan was completed in the fourth quarter of 2002. Actual pre-tax costs totaling $1.8 million were expended and 26 positions were eliminated under this plan.

During the fourth quarter of 2001, LNL recorded a restructuring charge in its Life Insurance segment of $1.5 million ($2.3 million pre-tax). The objectives of this restructuring plan were to reorganize and consolidate the life insurance operations in Hartford, Connecticut related to the streamlining of underwriting and new business processes and the completion of outsourcing of administration of certain closed blocks of business. The restructuring plan identified severance and termination benefits of $2.3 million (pre-tax) related to the elimination of 36 positions. This plan was completed in the fourth quarter of 2002. Actual pre-tax costs totaling $2.3 million were expended and 36 positions were eliminated under this plan. The amount expended for this plan was in excess of the original reserve by less than $0.1 million.

During the fourth quarter of 2001, LNL recorded a restructuring charge for LFD in "Other Operations" of $2.5 million ($3.8 million pre-tax). The objectives of this restructuring plan were to combine channel oversight, position LFD to take better advantage of ongoing "marketplace consolidation" and to expand the customer base of wholesalers in certain territories. The restructuring plan identified severance and termination benefits of $3.8 million (pre-tax) related to the elimination of 63 positions. Actual pre-tax costs totaling $3.8 million have been expended and 62 positions have been eliminated under this plan through December 31, 2002. As of December 31, 2002, a balance of less than $0.1 million remains in the re-

The Lincoln National Life Insurance Company structuring reserve for this plan. Expenditures under this restructuring plan are expected to be completed in the first quarter of 2003.

During the fourth quarter of 2001, LNL recorded a restructuring charge in "Other Operations" of $15.8 million ($24.4 million pre-tax). The objectives of this restructuring plan were to consolidate operations and reduce excess space in LNL's Fort Wayne, Indiana operations. In light of the divestiture of LNL's reinsurance operations, which were headquartered in Fort Wayne, excess space and printing capacity will not be used. The restructuring plan identified the following activities and associated pre-tax costs to achieve the objectives of the plan: (1) severance and termination benefits of $0.3 million related to the elimination of 9 positions; (2) write-off of leasehold improvements of $3.2 million and (2) other costs of $20.9 million primarily related to termination of equipment leases ($1.4 million) and rent on abandoned office space ($19.5 million). In the third quarter of 2002, $1.5 million of the original charge for this plan was reversed due to LNL's purchase and ultimate sale of the vacant building on terms which were favorable to what was included in the original restructuring plan for rent on this abandoned office space. Actual pre-tax costs totaling $22.3 million have been expended and 19 positions have been eliminated under this plan through December 31, 2002. As of December 31, 2002, a balance of $0.6 million remains in the restructuring reserve for this plan. Expenditures under this restructuring plan are expected to be completed in 2004. LNL estimates an annual reduction in future operating expenses of $4.6 million (pre-tax) after the plan is fully implemented.

During the second quarter of 2002, Lincoln Retirement completed a review of its entire internal information technology organization. As a result of that review, Lincoln Retirement decided in the second quarter of 2002 to reorganize its IT organization in order to better align the activities and functions conducted within its own organization and its IT service providers. This change was made in order to focus Lincoln Retirement on its goal of achieving a common administrative platform for its annuities products, to better position the organization and its service providers to respond to changing market conditions, and to reduce overall costs in response to increased competitive pressures. The restructuring plan implemented to achieve these objectives included aggregate pre-tax costs of $1.6 million, which included $1.4 million for employee severance and $0.2 million for employee outplacement relative to 49 eliminated positions. Actual pre-tax costs totaling $0.9 million have been expended and 49 positions have been eliminated under this plan through December 31, 2002. As of December 31, 2002, a balance of $0.7 million remains in the restructuring reserve for this plan. The plan is expected to be completed in the third quarter of 2003.

--------------------------------------------------------------------------------
13. Transactions with Affiliates


Cash and short-term investments at December 31, 2002 and 2001 include LNL's participation in a short-term investment pool with LNC of $257.2 million and $310.9 million, respectively. Related investment income amounted to $5.1 million, $15.1 million and $26.2 million in 2002, 2001 and 2000, respectively. Short-term debt at December 31, 2002 and 2001 of $103.7 million and $261.8 million, respectively, represents notes payable to LNC. Total interest expense for this short-term debt was $1.3 million, $2.6 million and $2.2 million in 2002, 2001 and 2000, respectively. As shown in Note 5, LNC supplied funding to LNL totaling $1.25 billion in exchange for surplus notes. The interest expense on these surplus notes was $78.0 million per year in 2002, 2001 and 2000.

Beginning in 2001, a transfer pricing arrangement was put in place between LFD and Delaware Management Holdings, Inc. ("DMH") related to the wholesaling of DMH's investment products. As a result, LNL received fees of $16.3 million and $12.7 million from DMH for transfer pricing in 2002 and 2001, respectively.

LNL paid fees of $95.3 million, $98.3 million and $105.0 million to DMH for investment management services in 2002, 2001 and 2000, respectively.

LNL provides services to and receives services from affiliated companies plus it receives an allocation of corporate overhead from LNC. This allocation is based on a calculation which utilizes income and equity of the business units. These activities with affiliated companies resulted in a net payment of $79.7 million, $65.2 million and $44.9 million in 2002, 2001 and 2000, respectively.

LNL cedes and accepts reinsurance from affiliated companies. Although no new reinsurance transactions have been executed between LNL and its affiliates since the sale of the reinsurance operations to Swiss Re, there are certain reinsurance deals between LNL and affiliates that were in place at the time of the sale and continue to be in place as of December 31, 2002. As of December 31, 2002, all of these transactions are between LNL and LNR Barbados and LNL and Lincoln Assurance Limited. As of December 31, 2001, there were also reinsurance transactions in place between LNL and Lincoln Ireland. LNC's investment in Lincoln Ireland was put to Swiss Re in May 2002. Premiums in the accompanying statements of income include premiums on insurance business accepted and exclude premiums ceded with other affiliated companies as follows:

                                       Year Ended December 31
                                        2002   2001    2000
                                       ------  ------- ------
                                          (in millions)
                                       ----------------------
                     Insurance assumed $   --. $  0.6. $ 1.2.
                     Insurance ceded..  100.4.  145.9.  98.1.

The Lincoln National Life Insurance Company

The balance sheets include reinsurance balances with affiliated companies as follows:

                                                       December 31
                                                       2002  2001
             -                                        ------ ------
                                                      (in millions)
                                                      -------------
             Future policy benefits and claims
              assumed................................ $  4.1 $  3.9
             Future policy benefits and claims ceded.  799.7  905.6
             Amounts recoverable from reinsurers on
              paid and unpaid losses.................   21.5   76.5
             Reinsurance payable on paid losses......    5.7    5.8
             Funds held under reinsurance treaties --
              net liability..........................  735.5  968.3

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, LNL holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $140.2 million and $528.6 million at December 31, 2002 and 2001, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 2002 and 2001, LNC had guaranteed $140.2 million and $528.6 million, respectively, of these letters of credit. At December 31, 2001, LNL had a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $101.6 million for statutory surplus relief received under financial reinsurance ceded agreements. As of December 31, 2002, LNL did not have any statutory surplus relief transactions with affiliates.
--------------------------------------------------------------------------------
14. Subsequent Events

In January 2003, the Life Insurance segment announced that it was realigning its operations in Hartford, Connecticut and Schaumburg, Illinois to enhance productivity, efficiency and scalability while positioning the segment for future growth. The financial impact of the realignment will result in the Life Insurance segment incurring costs of approximately $15-$17 million after-tax during 2003.

In February 2003, Lincoln Retirement announced plans to consolidate its fixed annuity operations in Schaumburg, Illinois into Fort Wayne, Indiana. Restructuring costs under the plan are expected to be $3-$5 million after-tax and are expected to be incurred in 2003.

Report of Ernst & Young LLP,
Independent Auditors

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company as of December 31, 2002 and 2001, and the related consolidated statements of income, shareholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluat-ing the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2 to the consolidated financial statements, in 2002 the Company changed its method of accounting for goodwill and its related amortization. As discussed in Notes 2 and 7 to the consolidated financial statements, in 2001 the Company changed its method of accounting for derivative instruments and hedging activities as well as its method of accounting for impairment of certain investments.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 7, 2003

PERFORMANCE DATA

Performance data may appear in sales literature or reports to owners or prospective buyers.

Past performance cannot guarantee comparable future results. Performance data reflects the time period shown on a rolling monthly basis and is based on Sub-Account level values adjusted for your policy's expenses.

Data reflects:
- an annual reduction for fund management fees and expenses, and
- a policy level mortality and expense charge applied on a daily equivalent basis, but
- no deductions for additional policy expenses (i.e., premium loads, administrative fees, and cost of insurance charges), which, if included, would have resulted in lower performance.

These charges and deductions can have a significant effect on policy values and benefits. Ask your financial representative for a personalized illustration reflecting these costs.

Sub-Account performance figures are historical and include change in share price, reinvestment of dividends and capital gains and are net of the asset management expenses that can be levied against the Sub-Account.

The Average Annual Returns in the table below are calculated in two ways, one for Money Market Sub-Account, one for all other Sub-Accounts. Both are according to methods prescribed by the SEC.

Money Market Sub-Account:

The Average Annual Return is the income generated by an investment in the Money Market Sub-Account over a seven-day period, annualized. The process of annualizing results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.

The Money Market Sub-Account's return is determined by :
    a) calculating the change in unit value for the base period (the 7-day period ended December 31, 2002); then
    b) dividing this figure by the account value at the beginning of the period; then
    c) annualizing this result by the factor of 365/7.

Other Sub-Accounts:

The Average Annual Return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                P(1 + T)n = ERV

Where:      P = a hypothetical initial purchase payment of $1,000
            T = average annual total return for the period in question
            N = number of years
            ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 3-year, 5-year, or 10-year period in question (or fractional period thereof)

The formula assumes that:
            (1) all recurring fees have been charged to the policy owner's accounts; and
            (2) there will be a complete redemption upon the anniversary of the 1-year, 3-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we report Sub-Account performance back to the first date that the fund became available, which could pre-date its inclusion in this product. Where the length of the performance reporting period exceeds the period for which the fund was available, Sub-Account performance will show an "N/A".

          HISTORICAL LINCOLN VUL(CV)-III ELITE SERIES FUND PERFORMANCE
              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                   ALL NUMBERS ARE EXPRESSED AS A PERCENTAGE

                                  INVESTMENT
                                    OPTION
                                  INCEPTION                                                                            SINCE
INVESTMENT OPTIONS                   DATE          1 YEAR           3 YEAR           5 YEAR          10 YEAR         INCEPTION
--------------------------------  ----------   --------------   --------------   --------------   --------------   --------------
AFIS Global Small Capitalization
  Fund (Class 2)                   4/30/1998           -19.66           -16.81              N/A              N/A             2.36
AFIS Growth Fund (Class 2)          2/8/1984           -25.02           -14.20             5.77            11.20            12.75
AFIS Growth-Income Fund (Class
  2)                                2/8/1984           -18.95            -4.03             2.72             9.49            11.46
AFIS International Fund (Class
  2)                                5/1/1990           -15.48           -19.59             1.73             7.44             6.07
AIM V.I. Growth Fund (Series I
  Shares)                           5/5/1993           -31.48           -29.20            -8.71              N/A             3.03
AIM V.I. International Growth
  Fund (Series I Shares)            5/5/1993           -16.31           -22.58            -3.93              N/A             3.30
AIM V.I. Premier Equity Fund
  (Series I Shares)                 5/5/1993           -30.78           -20.16            -2.93              N/A             7.03
Alliance VPS AllianceBernstein
  Small Cap Value Portfolio
  (Class A)                         5/1/2001            -6.90              N/A              N/A              N/A             2.12
Alliance VPS Growth and Income
  Portfolio (Class A)               1/4/1991           -22.63            -4.50             2.93            10.39             9.48
Alliance VPS Premier Growth
  Portfolio (Class A)              6/26/1996           -31.17           -22.34            -2.01             8.51             9.36
Alliance VPS Technology
  Portfolio (Class A)              1/11/1996           -42.14           -30.59            -1.06              N/A             1.35
Delaware VIP High Yield Series
  (Standard Class)                 7/28/1988             1.08            -7.20            -3.92             2.81             4.92
Delaware VIP Large Cap Value
  Series (Standard Class)          7/28/1988           -19.28            -5.25            -1.97             8.02             7.32
Delaware VIP REIT Series
  (Standard Class)                  5/4/1998             3.74            13.45              N/A              N/A             5.40
Delaware VIP Small Cap Value
  Series (Standard Class)         12/27/1993            -6.31             6.85             1.71              N/A             9.10
Delaware VIP Trend Series
  (Standard Class)                12/27/1993           -20.53           -14.86             3.75              N/A             9.26
Delaware VIP U.S. Growth Series
  (Standard Class)                11/15/1999           -29.77           -20.59              N/A              N/A           -18.38
Fidelity VIP Contrafund
  Portfolio (Service Class)*        1/3/1995           -10.10           -10.21             2.84              N/A            11.32
Fidelity VIP Equity-Income
  Portfolio (Service Class)*       10/9/1986           -17.62            -5.86            -0.53             8.86             9.10
Fidelity VIP Growth Portfolio
  (Service Class)*                 10/9/1986           -30.72           -20.66            -1.20             7.52             9.47
Fidelity VIP Overseas Portfolio
  (Service Class)*                 1/28/1987           -20.94           -20.87            -4.76             3.81             3.36
FTVIPT Franklin Small Cap Fund
  (Class 1)**                      11/1/1995           -29.05           -20.25            -0.52              N/A             5.68
FTVIPT Templeton Growth
  Securities Fund (Class 1)**      3/15/1994           -18.93            -5.30             1.70              N/A             6.16
Janus Aspen Series Aggressive
  Growth Portfolio (Service
  Shares)                          9/13/1993           -28.65           -33.84            -3.16              N/A             6.11
Janus Aspen Series Balanced
  Portfolio (Service Shares)       9/13/1993            -7.37            -5.26             7.17              N/A            10.78
Janus Aspen Series Worldwide
  Growth Portfolio (Service
  Shares)                          9/13/1993           -26.27           -22.13            -0.48              N/A             9.21
Lincoln National Aggressive
  Growth Fund, Inc.                 2/3/1994           -30.74           -23.78           -10.23              N/A            -0.39
Lincoln National Bond Fund, Inc.  12/28/1981             9.33             9.24             6.53             6.60             9.41
Lincoln National Capital
  Appreciation Fund, Inc.           1/3/1994           -27.51           -23.64            -2.52              N/A             5.73
Lincoln National Global Asset
  Allocation Fund, Inc.             8/3/1987           -12.64            -9.12            -1.35             5.88             6.41
Lincoln National International
  Fund, Inc.                        5/1/1991           -11.44            -7.70             0.80             6.21             4.40
Lincoln National Money Market
  Fund, Inc.                        5/2/1988             0.65             3.04             3.48             3.58             5.35
Lincoln National Social
  Awareness Fund, Inc.              5/2/1988           -22.70           -14.20            -3.01             9.13            10.54
MFS VIT Capital Opportunities
  Series (Initial Class)           8/14/1996           -30.21           -20.27            -1.37              N/A             3.82
MFS VIT Emerging Growth Series
  (Initial Class)                  7/24/1995           -34.26           -29.78            -4.16              N/A             3.91
MFS VIT Total Return Series
  (Initial Class)                   1/3/1995            -5.88             2.55             4.23              N/A             9.88
MFS VIT Utilities Series
  (Initial Class)                   1/3/1995           -23.33           -15.06            -1.39              N/A             8.40
Neuberger Berman AMT Mid-Cap
  Growth Portfolio                 11/3/1997           -29.87           -21.61             0.34              N/A             3.44
Neuberger Berman AMT Regency
  Portfolio                         6/1/1999           -11.22              N/A              N/A              N/A            -8.77

                                  INVESTMENT
                                    OPTION
                                  INCEPTION                                                                            SINCE
INVESTMENT OPTIONS                   DATE          1 YEAR           3 YEAR           5 YEAR          10 YEAR         INCEPTION
--------------------------------  ----------   --------------   --------------   --------------   --------------   --------------
Putnam VT Growth & Income Fund
  (Class IB)                        2/1/1988           -19.59            -7.16            -1.61             7.66             9.51
Putnam VT Health Sciences Fund
  (Class IB)                       4/30/1998           -20.94            -4.61              N/A              N/A            -2.21
Scudder VIT EAFE Equity Index
  Fund                             8/22/1997           -22.18           -21.64            -5.96              N/A            -6.81
Scudder VIT Equity 500 Index
  Funds                            10/1/1997           -22.90           -15.40            -1.56              N/A            -1.17
Scudder VIT Small Cap Index Fund   8/22/1997           -21.18            -8.67            -2.49              N/A            -1.51

For the 1-, 3-, 5-, 10-year and Since Inception total returns, the net return is net of a guaranteed .75% M&E charge years 1-10, .35% years 11-20, and .20% thereafter.

* VIP refers to Variable Insurance Products Fund.

** FTVIPT refers to Franklin Templeton Variable Insurance Products Trust.

Past performance cannot guarantee comparable future results. Performance figures reflect the time period shown on a rolling monthly basis and are based on fund level values adjusted for this policy's expenses. Data assumes an annual reduction for investment fund management fees and expenses and a policy level M&E charge applied on a daily equivalent basis, but no deductions for additional policy expenses (i.e., loads, administrative fees, and cost of insurance charges), which, if included, would have resulted in lower performance. These charges and deductions can have a significant effect on contract values and insurance benefits. Ask your financial representative for a personalized illustration reflecting these costs. Sub-account performance figures are historical and include change in share price, reinvestment of dividends and capital gains and are net of the asset management expenses that can be levied against the sub-account. Investment return and principal value will vary so that you may have a gain or loss when you redeem shares. This update is not authorized for distribution unless preceded or accompanied by both the current Product Prospectus and Funds Prospectus for the variable investment options available for the policy. They contain detailed information, including charges and expenses, and should be read carefully before investing or sending money.

Small-cap stocks may be subject to a higher degree of risk than more established companies' securities. The illiquidity of the small-cap market may adversely affect the value of these investments so that shares, when redeemed, may be worth more or less than their original cost. The risks associated with investing on a worldwide basis include differences in regulation of financial data and reporting, currency exchange differences, as well as economic and political systems that may be different from those in the U.S. Investing in emerging markets can be riskier than investing in well-established foreign markets. Funds that concentrate their investments in one region or industry may carry greater risk than more broadly diversified funds. High-yield bonds experience higher volatility and increased credit risk when compared to other fixed income investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Lincoln VULCV-III featuring the Elite Series of Funds, first introduced June 3, 2002, is issued by Lincoln Life on policy form LN670 and sold by broker/dealers with effective selling agreements. Product and features subject to state availability. Not for use in New York. Variable insurance products are not a deposit, not FDIC-insured, not insured by any federal government agency, not guaranteed by any bank or savings association and may go down in value. Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

                                   SUPPLEMENT

        SUPPLEMENT DATED MAY 19, 2003 TO PROSPECTUSES DATED MAY 1, 2003

             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
                       PRODUCTS: VUL(CV)III AND VUL(DB)II

             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R
                                PRODUCT: SVULIII

             ISSUED BY THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

If your financial advisor is a member of M Financial Group:

This supplement provides information about four additional funds offered under your policy.

A separate funds prospectus supplement for these four funds has also been prepared, and should be presented to you along with this product prospectus supplement.

Except as amended by this supplement, all information in your product prospectus applies.
                              -------------------

The funds and their investment advisers/sub-advisers and objectives are listed below.

M FUNDS, INC., advised by M Financial Investment Advisers, Inc. (MFIA)

BRANDES INTERNATIONAL EQUITY FUND: Sub-advised by Brandes Investment Partners, L.P. Seeks to provide long-term capital appreciation through investing mainly in equity securities of foreign issuers, including common stocks, preferred stocks and securities that are convertible into common stocks.

BUSINESS OPPORTUNITY VALUE FUND: Sub-advised by Iridian Asset Management LLC. Seeks to provide long-term capital appreciation through investing primarily in equity securities of U.S. issuers in the large-to-medium-capitalization segments of the U.S. stock market.

FRONTIER CAPITAL APPRECIATION FUND: Sub-advised by Frontier Capital Management Company, LLC. Seeks to provide maximum capital appreciation through investing in common stock of U.S. companies of all sizes, with an emphasis on stocks of companies with capitalizations that are consistent with the capitalizations of those companies found in the Russell 2500.

TURNER CORE GROWTH FUND: Sub-advised by Turner Investment Partners, Inc. Seeks to provide long-term capital appreciation through investing mainly in common stocks of U.S. companies that show strong earnings growth potential.

CHARGES AND FEES: This replaces information related to Table III in your product prospectus.

    TABLE III: TOTAL ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           TOTAL ANNUAL OPERATING EXPENSE                     MINIMUM                 MAXIMUM
Total Management fees, distribution and/or service             0.32%                   1.90%*
(12b-1) fees, and other expenses.

* Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 1.00%. These waivers and reductions generally extend through April 30, 2003 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect.

                          PART C -- OTHER INFORMATION

Item 27.

                                    EXHIBITS


     (1)  Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account.(2)
     (2)  Commission Schedule for Variable Life Policies.(3)
     (3)  Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Advisors
          Corp.(5)
     (4)  (a)       Policy LN 670(7)
          (b)       Riders.(2)
          (c)       Accounting Value Rider -- Policy Form LR500(8)
          (d)       Change of Insured Rider -- Policy Form LR496(8)
          (e)       Estate Tax Repeal Rider -- Policy Form LR511(10)
          (f)       Supplemental Term Insurance Rider -- Policy Form LR516(7)
     (5)  (a)       Application(6)
          (b)       Addendum to Application -- Policy Form B15(7)
     (6)  (a)       Articles of Incorporation of The Lincoln National Life Insurance Company.(1)
          (b)       Bylaws of The Lincoln National Life Insurance Company.(1)
     (7)  Form of Reinsurance Contracts(9)
     (8)  Fund Participation Agreements and amendments thereto between The Lincoln National Life Insurance
          Company and:
          (a)       AIM Variable Insurance Funds(9)
          (b)       Alliance Variable Products Series Fund, Inc.(9)
          (c)       American Funds Insurance Series(9)
          (d)       Baron Capital Funds Trust(9)
          (e)       BT Insurance Funds Trust(9)
          (f)       Delaware Group Premium Fund(9)
          (g)       Fidelity Variable Insurance Products Fund(9)
          (h)       Franklin Templeton Variable Products Series Fund(9)
          (i)       Janus Aspen Series(9)
          (j)       Lincoln Variable Insurance Products Trust(9)
          (k)       M Fund, Inc.*
          (l)       MFS Variable Insurance Trust(9)
          (m)       Neuberger & Berman Advisers Management Trust(9)
          (n)       Putnam Variable Trust(9)
     (9)  Services Agreement and amendments thereto between The Lincoln National Life Insurance Company and
          Delaware Service Company, Inc.(4)
    (10)  Not applicable.
    (11)  Opinion and Consent of Robert A. Picarello, Esq.
    (12)  Not Applicable.
    (13)  Not Applicable.

    (14)  Consent of Ernst & Young LLP, Independent Auditors.
    (15)  Not applicable.
    (16)  Not applicable.
    (17)  Not applicable.


Item 28.


                    DIRECTORS AND OFFICERS OF THE DEPOSITOR



Jon A. Boscia**                                President and Director
Lorry J. Stensrud*                             Chief Executive Officer of Lincoln
                                               Retirement, Executive Vice President and
                                               Director
John H. Gotta***                               Chief Executive Officer of Life Insurance,
                                               Executive Vice President and Director
Gary W. Parker***                              Senior Vice President
Cynthia A. Rose*                               Secretary and Assistant Vice President
Eldon J. Summers*                              Second Vice President and Treasurer
Richard C. Vaughan**                           Director
Janet Chrzan*                                  Senior Vice President, Chief Financial
                                               Officer and Director
Elizabeth Frederick*                           Senior Vice President and General Counsel
Bradley R. Skarie*                             Acting Director of Annuities Compliance
Christine S. Frederick***                      Assistant Vice President and Life Compliance
                                               Officer
See Yeng Quek****                              Director, Chief Investment Officer and
                                               Chairman of the Investment Committee
Barbara S. Kowalczyk**                         Director
Jude T. Driscoll****                           Director


------------------------

* Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506

** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112

***  Principal business address is 350 Church Street, Hartford, CT 06103

**** Principal business address is One Commerce Square, 2005 Market Street, 39th
     Floor, Philadelphia, PA 19103-3682

Item 29.
                                    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                                              THE DEPOSITOR OR THE REGISTRANT
          Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System.(9)

Item 30.
                                                      INDEMNIFICATION
(a)       Brief description of indemnification provisions:

          In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life)
          provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

          In particular, separate conditions govern indemnification of directors, officers, and employees of
          Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

          Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b)       Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in
          Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the
          Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.

                                                  PRINCIPAL UNDERWRITERS

(a)       Lincoln Life is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln
          National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln
          Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account
          F; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life
          Account K; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q, Lincoln
          Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S;
          Lincoln Life Variable Annuity Account T, Lincoln Life Variable Annuity Account W, Lincoln National
          Variable Annuity Account 53.

(b)       See Item 28.

(c)       N/A

Item 32.

                                             LOCATION OF ACCOUNTS AND RECORDS

          All accounts, books, and other documents, except accounting records, required to be maintained by
          Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National
          Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia,
          Pennsylvania 19103.

Item 33.
                                                    MANAGEMENT SERVICES
          Not Applicable.
Item 34.
                                                    FEE REPRESENTATION
          Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

------------------------


*  To be filed by amendment.

(1) Incorporated by reference to Registration Statement on Form N-4 (File No. 33-27783) filed on December 5, 1996.
(2) Incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.
(3) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-42479) filed on April 28, 1998.
(4) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-43373) filed on April 4, 2002.
(5)  Incorporated by reference to Post-Effective Amendment No. 1 (File
     No. 333-82663) filed on April 13, 2000.
(6) Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-42479) filed on April 19, 1999.
(7) Incorporated by reference to Registration Statement on Form S-6 (File 333-84360) filed on March 15, 2002.
(8) Incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-82663) filed on April 12, 2001.

(9) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84360) filed on April 23, 2003.


(10) Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 333-54338) filed on September 14, 2001.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life Flexible Premium Variable Life Account M (File No. 333-84370), has caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 24th day of April, 2003. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.



                                          LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE
                                          LIFE ACCOUNT M
                                          (REGISTRANT)



                                          By          /s/ GARY W. PARKER


                                            ------------------------------------


                                                       Gary W. Parker
                                                   SENIOR VICE PRESIDENT
                                            THE LINCOLN NATIONAL LIFE INSURANCE
                                                         COMPANY



                                          THE LINCOLN NATIONAL LIFE INSURANCE
                                          COMPANY
                                          (DEPOSITOR)



                                          By          /s/ GARY W. PARKER


                                            ------------------------------------


                                                       Gary W. Parker
                                                   SENIOR VICE PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement (File
No. 333-84370) has been signed below on April 24, 2003, by the following persons, as officers and directors of the Depositor, in the capacities indicated.



                    SIGNATURE                                 TITLE
                    ---------                                 -----
                /s/ JON A. BOSCIA*                  President and Director
   -------------------------------------------      (Principal Executive
                  Jon A. Boscia                     Officer)

                /s/ JOHN H. GOTTA*                  Executive Vice President,
   -------------------------------------------      Chief Executive
                  John H. Gotta                     Officer of Life
                                                    Insurance, Assistant
                                                    Secretary and Director

              /s/ LORRY J. STENSRUD*                Executive Vice President,
   -------------------------------------------      Chief Executive
                Lorry J. Stensrud                   Officer of Lincoln
                                                    Retirement and Director

                /s/ JANET CHRZAN*                   Senior Vice President,
   -------------------------------------------      Chief Financial Officer
                   Janet Chrzan                     and Director
                                                    (Principal Financial
                                                    Officer and Principal
                                                    Accounting Officer)

                /s/ SEE YENG QUEK*                  Director, Chief
   -------------------------------------------      Investment Officer and
                  See Yeng Quek                     Chairman of the
                                                    Investment Committee

              /s/ JUDE T. DRISCOLL*                 Director
   -------------------------------------------
                 Jude T. Driscoll

             /s/ RICHARD C. VAUGHAN*                Director
   -------------------------------------------
                Richard C. Vaughan

            /s/ BARBARA S. KOWALCZYK*               Director
   -------------------------------------------
               Barbara S. Kowalczyk




* By     /s/ GARY W. PARKER

--------------------------------------------------

     Gary W. Parker, pursuant to a Power of Attorney filed with this Post-Effective Amendment No. 7 to the Registration Statement.

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 28th day of January, 2000.

                  SIGNATURE                              TITLE
                  ---------                              -----
              /s/ Jon A. Boscia                 President and Director
   --------------------------------------
                Jon A. Boscia

           /s/ Richard C. Vaughan                      Director
   --------------------------------------
             Richard C. Vaughan

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 14th day of January, 2003.

            /s/ Lorry J. Stensrud              Executive Vice President,
   --------------------------------------      Chief Executive
              Lorry J. Stensrud                Officer of Lincoln
                                               Retirement and Director

STATE OF INDIANA
                                               SS:
COUNTY OF ALLEN
                                               Subscribed and sworn to
                                               before me this
                                               14th day of January, 2003

                                               /s/ Sharlene K. Geer
                                               -------------------------
                                               Notary Public
                                               Commission Expires
                                               2/29/08

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 11th day of August, 2000.

              /s/ Janet Chrzan                 Senior Vice President,
   --------------------------------------      Chief Financial Officer
                Janet Chrzan                   and Director

STATE OF INDIANA
                                               SS:
COUNTY OF ALLEN
                                               Subscribed and sworn to
                                               before me this
                                               11th day of August, 2000

                                               /s/ Janet L. Lindenberg
                                               -------------------------
                                               Notary Public
                                               Commission Expires
                                               7/10/01

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 13th day of January, 2003.

               /s/ SEE YENG QUEK                  Director, Chief Investment Officer and Chairman of
     --------------------------------------        the Investment Committee
                 See Yeng Quek

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 4th day of January, 2002.

            /s/ Barbara S. Kowalczyk
     --------------------------------------       Director
              Barbara S. Kowalczyk

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 18th day of January, 2002.

               /s/ John H. Gotta                  Executive Vice President, Chief Executive Officer
     --------------------------------------        of Life Insurance, Assistant Secretary, and
                 John H. Gotta                     Director

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of The Lincoln National Life Insurance Company, hereby severally constitute and appoint John H. Gotta, Robert
A. Picarello and Gary W. Parker, individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6, Form N-8B-2 and/or Form N-6, or any successors to these Forms, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by any of our attorneys-in-fact to any such Registration Statement or amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individual for this specific purpose.

    WITNESS our hands and common seal on this 23rd day of January, 2003.

              /s/ Jude T. Driscoll
     --------------------------------------       Director
                Jude T. Driscoll